JPMorgan Core Plus Bond ETF
Schedule of Portfolio Investments as of May 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 30.4%
Aerospace & Defense — 0.4%
ATI, Inc.
5.88%, 12/1/2027	960,000	959,914
7.25%, 8/15/2030	645,000	675,410
Axon Enterprise, Inc. 6.13%, 3/15/2030 (a)	125,000	127,488
BAE Systems plc (United Kingdom) 1.90%, 2/15/2031 (a)	400,000	342,719
Boeing Co. (The)
2.75%, 2/1/2026	14,000	13,811
2.20%, 2/4/2026	95,000	93,318
3.10%, 5/1/2026	1,035,000	1,019,601
2.70%, 2/1/2027	65,000	62,944
6.30%, 5/1/2029	1,275,000	1,341,033
6.39%, 5/1/2031	835,000	890,924
5.93%, 5/1/2060	1,580,000	1,462,771
Bombardier, Inc. (Canada)
6.00%, 2/15/2028 (a)	1,590,000	1,588,960
8.75%, 11/15/2030 (a)	1,315,000	1,411,400
BWX Technologies, Inc. 4.13%, 4/15/2029 (a)	580,000	555,650
ICITII 6.00%, 1/31/2033 ‡ (a)	5,984	4,789
L3Harris Technologies, Inc.
5.25%, 6/1/2031	300,000	306,046
5.60%, 7/31/2053	617,000	587,307
Leidos, Inc. 5.40%, 3/15/2032	3,248,000	3,271,543
Lockheed Martin Corp.
4.70%, 12/15/2031	3,260,000	3,276,763
4.70%, 5/15/2046	100,000	87,340
4.15%, 6/15/2053	650,000	502,259
RTX Corp.
4.13%, 11/16/2028	1,735,000	1,717,101
1.90%, 9/1/2031	450,000	379,658
5.15%, 2/27/2033	365,000	367,498
4.50%, 6/1/2042	520,000	449,833
3.03%, 3/15/2052	650,000	403,996
5.38%, 2/27/2053	144,000	133,891
6.40%, 3/15/2054	185,000	197,351
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	253,000	269,395
TransDigm, Inc.
6.75%, 8/15/2028 (a)	465,000	473,069
6.38%, 3/1/2029 (a)	1,742,000	1,770,389
6.88%, 12/15/2030 (a)	500,000	515,659
6.63%, 3/1/2032 (a)	1,145,000	1,169,623
		26,429,453
Automobile Components — 0.2%
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (a)	490,000	500,797
7.50%, 2/15/2033 (a)	1,587,000	1,574,504
Allison Transmission, Inc.
5.88%, 6/1/2029 (a)	1,196,000	1,200,790

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Automobile Components — continued
3.75%, 1/30/2031 (a)	275,000	249,631
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	795,000	791,186
6.88%, 7/1/2028	685,000	679,186
Clarios Global LP
6.75%, 5/15/2028 (a)	905,000	922,070
6.75%, 2/15/2030 (a)	316,000	321,849
Cooper-Standard Automotive, Inc.
13.50% (Cash), 3/31/2027 (a) (b)	46,263	48,518
5.63% (Cash), 5/15/2027 (a) (b)	32,879	27,828
Dana, Inc.
5.38%, 11/15/2027	645,000	642,849
5.63%, 6/15/2028	250,000	248,816
4.50%, 2/15/2032	40,000	37,420
Goodyear Tire & Rubber Co. (The)
4.88%, 3/15/2027	130,000	128,206
5.00%, 7/15/2029	1,746,000	1,672,573
5.25%, 7/15/2031	720,000	671,824
Icahn Enterprises LP 5.25%, 5/15/2027	675,000	642,319
ZF North America Capital, Inc. (Germany) 6.88%, 4/14/2028 (a)	790,000	782,945
		11,143,311
Automobiles — 0.3%
Ford Motor Co.
9.63%, 4/22/2030	810,000	918,981
4.75%, 1/15/2043	380,000	285,571
General Motors Co. 5.95%, 4/1/2049	25,000	22,560
Hyundai Capital America
1.50%, 6/15/2026 (a)	940,000	907,541
3.00%, 2/10/2027 (a)	200,000	194,088
4.88%, 11/1/2027 (a)	1,750,000	1,747,865
1.80%, 1/10/2028 (a)	350,000	323,833
5.30%, 6/24/2029 (a)	1,160,000	1,171,211
Volkswagen Group of America Finance LLC (Germany)
5.05%, 3/27/2028 (a)	2,950,000	2,948,862
4.75%, 11/13/2028 (a)	2,664,000	2,637,604
5.35%, 3/27/2030 (a)	7,994,000	8,012,346
		19,170,462
Banks — 7.3%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.58%, 10/13/2026 (a) (c)	600,000	603,668
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (a) (c)	200,000	203,780
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 4.99%, 12/3/2028 (a) (c)	2,900,000	2,919,744
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (a) (c)	1,700,000	1,568,107
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.32%, 3/13/2037 (a) (c)	200,000	173,573
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (c)	3,200,000	3,365,945
(SOFR + 1.65%), 5.32%, 5/15/2031 (a) (c)	540,000	544,761

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
ANZ New Zealand Int'l Ltd. (New Zealand) 5.36%, 8/14/2028 (a)	900,000	924,960
ASB Bank Ltd. (New Zealand) 2.38%, 10/22/2031 (a)	200,000	173,327
Banco Bilbao Vizcaya Argentaria SA (Spain) 5.38%, 3/13/2029	4,800,000	4,913,856
Banco Nacional de Comercio Exterior SNC (Mexico)
5.88%, 5/7/2030 (a)	670,000	672,767
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 2.72%, 8/11/2031 (a) (c)	1,000,000	938,230
Banco Santander SA (Spain)
5.59%, 8/8/2028	3,200,000	3,289,503
6.61%, 11/7/2028	600,000	637,152
5.44%, 7/15/2031	800,000	821,623
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (c)	2,600,000	2,563,371
(3-MONTH CME TERM SOFR + 1.84%), 3.82%, 1/20/2028 (c)	3,436,000	3,389,919
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (c)	1,205,000	1,184,598
(3-MONTH CME TERM SOFR + 1.63%), 3.59%, 7/21/2028 (c)	261,000	255,413
(SOFR + 2.04%), 4.95%, 7/22/2028 (c)	390,000	392,452
(3-MONTH CME TERM SOFR + 1.30%), 3.42%, 12/20/2028 (c)	454,000	440,518
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	1,190,000	1,209,244
(SOFR + 1.06%), 2.09%, 6/14/2029 (c)	635,000	589,478
(SOFR + 1.57%), 5.82%, 9/15/2029 (c)	3,543,000	3,670,652
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.63%, 5/1/2030 (c) (d) (e)	2,363,000	2,400,449
Series FIX, (SOFR + 1.00%), 5.16%, 1/24/2031 (c)	12,435,000	12,619,242
(SOFR + 1.53%), 1.90%, 7/23/2031 (c)	660,000	571,345
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (c)	2,660,000	2,354,634
(SOFR + 1.22%), 2.30%, 7/21/2032 (c)	20,150,000	17,288,268
(SOFR + 1.21%), 2.57%, 10/20/2032 (c)	640,000	554,876
(SOFR + 1.83%), 4.57%, 4/27/2033 (c)	4,049,000	3,927,382
(SOFR + 1.65%), 5.47%, 1/23/2035 (c)	2,437,000	2,462,488
(SOFR + 1.91%), 5.43%, 8/15/2035 (c)	3,700,000	3,625,452
(SOFR + 1.74%), 5.52%, 10/25/2035 (c)	2,155,000	2,115,300
(SOFR + 1.31%), 5.51%, 1/24/2036 (c)	5,263,000	5,304,596
(3-MONTH CME TERM SOFR + 1.58%), 4.08%, 4/23/2040 (c)	112,000	95,071
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (a) (c)	259,000	259,957
(SOFR + 1.62%), 5.60%, 3/20/2030 (a) (c)	1,935,000	1,975,974
Bank of Montreal (Canada)
5.30%, 6/5/2026	300,000	302,399
(SOFR + 1.25%), 4.64%, 9/10/2030 (c)	1,072,000	1,071,173
5.51%, 6/4/2031	550,000	568,527
Bank of Nova Scotia (The) (Canada)
2.15%, 8/1/2031	650,000	559,345
(SOFR + 1.44%), 4.74%, 11/10/2032 (c)	685,000	677,325
Banque Federative du Credit Mutuel SA (France)
4.94%, 1/26/2026 (a)	200,000	200,456
1.60%, 10/4/2026 (a)	200,000	192,292
5.79%, 7/13/2028 (a)	1,005,000	1,036,390
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.39%, 11/2/2028 (c)	1,400,000	1,481,434

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.56%), 4.94%, 9/10/2030 (c)	5,540,000	5,530,357
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.44%, 11/2/2033 (c)	1,335,000	1,492,802
BNP Paribas SA (France)
(SOFR + 1.61%), 1.90%, 9/30/2028 (a) (c)	450,000	420,536
(SOFR + 1.22%), 2.16%, 9/15/2029 (a) (c)	1,500,000	1,376,653
(SOFR + 1.52%), 5.18%, 1/9/2030 (a) (c)	9,260,000	9,375,216
(SOFR + 1.59%), 5.50%, 5/20/2030 (a) (c)	535,000	545,148
(SOFR + 1.62%), 5.79%, 1/13/2033 (a) (c)	2,470,000	2,529,999
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.54%), 7.38%, 9/10/2034 (a) (c) (d) (e) (f)	710,000	714,658
(SOFR + 1.92%), 5.91%, 11/19/2035 (a) (c)	7,600,000	7,556,308
BPCE SA (France)
4.75%, 7/19/2027 (a)	450,000	452,243
(SOFR + 1.98%), 6.61%, 10/19/2027 (a) (c)	1,480,000	1,513,173
5.13%, 1/18/2028 (a)	5,745,000	5,816,846
(SOFR + 2.27%), 6.71%, 10/19/2029 (a) (c)	5,680,000	5,975,887
(SOFR + 1.68%), 5.88%, 1/14/2031 (a) (c)	3,830,000	3,937,248
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (c)	1,275,000	1,082,567
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (c)	3,750,000	3,217,689
(SOFR + 2.59%), 7.00%, 10/19/2034 (a) (c)	890,000	964,057
(SOFR + 1.85%), 5.94%, 5/30/2035 (a) (c)	1,065,000	1,078,435
(SOFR + 2.04%), 6.29%, 1/14/2036 (a) (c)	2,680,000	2,782,027
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (c)	820,000	838,914
(SOFRINDX + 1.78%), 5.67%, 3/15/2030 (a) (c)	1,000,000	1,027,047
Canadian Imperial Bank of Commerce (Canada)
5.99%, 10/3/2028	500,000	522,831
5.26%, 4/8/2029	450,000	460,441
(SOFR + 1.34%), 4.63%, 9/11/2030 (c)	965,000	959,740
Citibank NA
5.80%, 9/29/2028	500,000	520,351
4.84%, 8/6/2029	840,000	850,307
Citigroup, Inc.
(SOFR + 0.77%), 1.46%, 6/9/2027 (c)	650,000	628,361
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (c)	1,115,000	1,100,388
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (c)	1,200,000	1,173,290
(3-MONTH CME TERM SOFR + 1.45%), 4.08%, 4/23/2029 (c)	1,295,000	1,274,406
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (c) (d) (e)	6,135,000	6,203,804
(SOFR + 1.36%), 5.17%, 2/13/2030 (c)	645,000	653,288
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (c) (d) (e)	5,520,000	5,460,765
Series FF, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.73%), 6.95%, 2/15/2030 (c) (d) (e)	1,965,000	1,981,732
(3-MONTH CME TERM SOFR + 1.60%), 3.98%, 3/20/2030 (c)	500,000	485,682
(SOFR + 1.34%), 4.54%, 9/19/2030 (c)	10,543,000	10,413,212
(SOFR + 3.91%), 4.41%, 3/31/2031 (c)	155,000	151,556
(SOFR + 2.11%), 2.57%, 6/3/2031 (c)	620,000	555,392
(SOFR + 1.17%), 2.56%, 5/1/2032 (c)	13,540,000	11,826,742
(SOFR + 1.18%), 2.52%, 11/3/2032 (c)	1,665,000	1,432,744
(SOFR + 1.94%), 3.79%, 3/17/2033 (c)	840,000	770,980
(SOFR + 2.34%), 6.27%, 11/17/2033 (c)	2,500,000	2,652,326

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 2.06%), 5.83%, 2/13/2035 (c)	9,140,000	9,116,559
(SOFR + 1.47%), 5.33%, 3/27/2036 (c)	5,450,000	5,375,695
(SOFR + 1.38%), 2.90%, 11/3/2042 (c)	55,000	37,819
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (c)	890,000	875,068
Credit Agricole SA (France)
(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (c)	250,000	244,220
5.30%, 7/12/2028 (a)	990,000	1,010,701
(SOFR + 1.21%), 4.63%, 9/11/2028 (a) (c)	670,000	667,195
(SOFR + 1.86%), 6.32%, 10/3/2029 (a) (c)	3,245,000	3,392,866
(SOFR + 1.74%), 5.86%, 1/9/2036 (a) (c)	3,090,000	3,139,197
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (c)	845,000	870,723
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (a) (c)	1,113,000	1,100,856
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (c)	375,000	370,971
(SOFR + 1.05%), 4.85%, 11/5/2030 (a) (c)	2,500,000	2,511,063
HSBC Holdings plc (United Kingdom)
(SOFR + 1.57%), 5.89%, 8/14/2027 (c)	1,015,000	1,027,593
(SOFR + 2.61%), 5.21%, 8/11/2028 (c)	305,000	308,146
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	5,370,000	5,048,198
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (c)	11,750,000	11,330,239
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.99%), 7.05%, 6/5/2030 (c) (d) (e)	3,970,000	4,003,409
(SOFR + 1.29%), 5.29%, 11/19/2030 (c)	11,100,000	11,210,258
(SOFR + 1.29%), 5.13%, 3/3/2031 (c)	12,040,000	12,070,604
(SOFR + 1.52%), 5.73%, 5/17/2032 (c)	1,475,000	1,512,850
(SOFR + 1.19%), 2.80%, 5/24/2032 (c)	500,000	437,474
(SOFR + 1.90%), 5.87%, 11/18/2035 (c)	5,550,000	5,499,787
Huntington Bancshares, Inc. (SOFRINDX + 1.87%), 5.71%, 2/2/2035 (c)	2,686,000	2,702,348
Intesa Sanpaolo SpA (Italy)
7.20%, 11/28/2033 (a)	8,373,000	9,245,251
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (c)	3,450,000	2,718,889
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (a) (c)	1,425,000	1,429,898
KeyCorp
(SOFRINDX + 1.23%), 5.12%, 4/4/2031 (c)	3,430,000	3,422,698
(SOFRINDX + 2.06%), 4.79%, 6/1/2033 (c)	4,855,000	4,635,101
(SOFRINDX + 2.42%), 6.40%, 3/6/2035 (c)	3,252,000	3,412,647
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (c)	350,000	353,982
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 4.98%, 8/11/2033 (c)	1,160,000	1,138,074
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (c)	380,000	384,029
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	1,060,000	1,023,660
Series 8NC7, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.53%), 5.48%, 2/22/2031 (c)	200,000	205,418
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (c)	580,000	598,911
(3-MONTH CME TERM SOFR + 1.77%), 2.20%, 7/10/2031 (c)	450,000	395,707

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.75%, 7/6/2034 (c)	270,000	277,639
National Australia Bank Ltd. (Australia) 4.90%, 6/13/2028	250,000	254,850
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (c)	800,000	806,475
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (c)	600,000	581,897
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (c)	1,015,000	1,020,950
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.11%, 5/23/2031 (c)	1,825,000	1,832,092
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (c) (d) (e) (f)	605,000	641,462
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (c)	415,000	423,012
NatWest Markets plc (United Kingdom)
5.41%, 5/17/2029 (a)	2,295,000	2,353,443
5.02%, 3/21/2030 (a)	6,660,000	6,700,731
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (a)	400,000	407,438
PNC Financial Services Group, Inc. (The)
2.55%, 1/22/2030	639,000	583,770
(SOFR + 0.98%), 2.31%, 4/23/2032 (c)	50,000	43,186
(SOFR + 1.26%), 4.81%, 10/21/2032 (c)	2,015,000	1,989,868
(SOFR + 1.95%), 5.94%, 8/18/2034 (c)	680,000	704,479
(SOFR + 2.28%), 6.88%, 10/20/2034 (c)	1,465,000	1,606,251
(SOFR + 1.90%), 5.68%, 1/22/2035 (c)	400,000	408,052
Royal Bank of Canada (Canada)
4.65%, 1/27/2026 (f)	245,000	244,738
(SOFRINDX + 1.08%), 4.65%, 10/18/2030 (c)	8,845,000	8,807,471
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.75%), 6.83%, 11/21/2026 (c)	1,340,000	1,352,211
(SOFR + 1.22%), 2.47%, 1/11/2028 (c)	4,200,000	4,037,155
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (c)	5,560,000	5,505,701
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (c)	9,771,000	9,993,208
(SOFR + 1.48%), 2.90%, 3/15/2032 (c)	869,000	764,760
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (a)	410,000	420,302
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (c)	1,700,000	1,668,102
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (c)	200,000	201,652
5.25%, 2/19/2027 (a)	4,650,000	4,677,301
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (c)	200,000	193,726
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.80%, 1/19/2028 (a) (c)	1,200,000	1,158,240
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.45%, 1/10/2029 (a) (c)	1,800,000	1,862,516
3.00%, 1/22/2030 (a)	550,000	505,119
(SOFR + 1.65%), 5.51%, 5/22/2031 (a) (c)	2,070,000	2,085,263
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (a) (c)	3,860,000	3,970,610
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (a) (c)	2,078,000	2,109,538
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (c)	610,000	597,318
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (a) (c)	555,000	562,709
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (c)	1,400,000	1,493,716
6.30%, 1/9/2029 (a)	200,000	206,279
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.55%, 1/21/2029 (a) (c)	8,000,000	8,118,080
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (a) (c)	1,615,000	1,641,744

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	255,000	261,759
5.72%, 9/14/2028	680,000	703,891
5.42%, 7/9/2031	950,000	976,176
5.77%, 1/13/2033	200,000	208,010
Sumitomo Mitsui Trust Bank Ltd. (Japan) 4.95%, 9/15/2027 (a)	200,000	201,897
Svenska Handelsbanken AB (Sweden) 5.50%, 6/15/2028 (a)	970,000	997,012
Swedbank AB (Sweden) 5.34%, 9/20/2027 (a)	200,000	203,217
TC Ziraat Bankasi A/S (Turkey) 7.25%, 2/4/2030 (a)	627,000	624,235
Toronto-Dominion Bank (The) (Canada)
5.52%, 7/17/2028	100,000	103,020
4.99%, 4/5/2029	1,010,000	1,024,705
2.00%, 9/10/2031	385,000	331,081
4.46%, 6/8/2032	120,000	116,269
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (c)	2,300,000	2,329,693
(SOFR + 1.85%), 5.12%, 1/26/2034 (c)	2,090,000	2,049,019
(SOFR + 2.36%), 5.87%, 6/8/2034 (c)	588,000	602,394
(SOFR + 1.92%), 5.71%, 1/24/2035 (c)	5,758,000	5,850,794
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (c)	200,000	194,216
(USD ICE Swap Rate 5 Year + 4.91%), 7.30%, 4/2/2034 (a) (c)	3,000,000	3,141,585
US Bancorp
(SOFR + 0.73%), 2.22%, 1/27/2028 (c)	800,000	770,257
(SOFR + 1.56%), 5.38%, 1/23/2030 (c)	370,000	378,428
(SOFR + 1.25%), 5.10%, 7/23/2030 (c)	1,145,000	1,159,164
(SOFR + 1.30%), 5.08%, 5/15/2031 (c)	1,865,000	1,880,276
(SOFR + 1.86%), 5.68%, 1/23/2035 (c)	250,000	254,683
Wells Fargo & Co.
3.00%, 10/23/2026	360,000	352,724
(SOFR + 1.07%), 5.71%, 4/22/2028 (c)	2,110,000	2,148,985
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (c)	1,481,000	1,451,080
(SOFR + 1.98%), 4.81%, 7/25/2028 (c)	320,000	320,879
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	860,000	882,264
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (c) (d) (e)	4,810,000	4,943,492
(SOFR + 1.79%), 6.30%, 10/23/2029 (c)	6,840,000	7,177,829
(SOFR + 1.11%), 5.24%, 1/24/2031 (c)	9,860,000	10,006,828
(SOFR + 1.50%), 5.15%, 4/23/2031 (c)	5,300,000	5,363,447
(SOFR + 1.50%), 3.35%, 3/2/2033 (c)	2,340,000	2,098,801
(SOFR + 2.02%), 5.39%, 4/24/2034 (c)	1,740,000	1,747,438
(SOFR + 1.99%), 5.56%, 7/25/2034 (c)	6,110,000	6,188,199
(SOFR + 2.06%), 6.49%, 10/23/2034 (c)	1,820,000	1,952,025
(SOFR + 1.38%), 5.21%, 12/3/2035 (c)	3,515,000	3,447,173
(SOFR + 1.74%), 5.60%, 4/23/2036 (c)	3,690,000	3,733,105
Westpac Banking Corp. (Australia) 1.95%, 11/20/2028	30,000	27,789
Westpac New Zealand Ltd. (New Zealand) 5.20%, 2/28/2029 (a)	540,000	550,774
		477,792,935

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Beverages — 0.1%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	540,000	519,053
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 5.80%, 1/23/2059	278,000	277,703
Constellation Brands, Inc. 4.65%, 11/15/2028	345,000	345,245
Keurig Dr Pepper, Inc.
4.60%, 5/15/2030	3,080,000	3,065,761
Series 10, 5.20%, 3/15/2031	690,000	703,445
Molson Coors Beverage Co. 4.20%, 7/15/2046	190,000	148,613
PepsiCo, Inc.
3.60%, 8/13/2042	1,640,000	1,279,522
2.75%, 10/21/2051	415,000	252,427
		6,591,769
Biotechnology — 0.6%
AbbVie, Inc.
5.05%, 3/15/2034	5,620,000	5,636,321
4.05%, 11/21/2039	9,507,000	8,117,527
4.25%, 11/21/2049	1,647,000	1,319,528
5.60%, 3/15/2055	1,900,000	1,852,577
5.50%, 3/15/2064	720,000	682,933
Amgen, Inc.
5.25%, 3/2/2030	175,000	179,420
3.15%, 2/21/2040	977,000	738,598
4.66%, 6/15/2051	960,000	796,303
4.88%, 3/1/2053	5,847,000	4,975,041
5.75%, 3/2/2063	6,000	5,672
Biogen, Inc. 2.25%, 5/1/2030	3,960,000	3,512,527
CSL Finance plc (Australia) 5.11%, 4/3/2034 (a)	1,370,000	1,368,910
Gilead Sciences, Inc.
1.65%, 10/1/2030	518,000	447,263
5.25%, 10/15/2033	2,580,000	2,627,077
4.60%, 9/1/2035	1,000,000	956,678
2.60%, 10/1/2040	975,000	682,287
4.15%, 3/1/2047	330,000	263,891
2.80%, 10/1/2050	220,000	133,747
5.50%, 11/15/2054	1,555,000	1,486,612
		35,782,912
Broadline Retail — 0.0% ^
Amazon.com, Inc.
3.88%, 8/22/2037	600,000	534,609
3.95%, 4/13/2052	155,000	119,831
Nordstrom, Inc. 4.38%, 4/1/2030	365,000	329,317
Shutterfly Finance LLC 8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (a) (b)	12,449	10,700
Wayfair LLC 7.25%, 10/31/2029 (a)	1,435,000	1,397,593
		2,392,050
Building Products — 0.3%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	3,105,000	2,817,181

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Building Products — continued
6.38%, 3/1/2034 (a)	275,000	273,991
EMRLD Borrower LP 6.63%, 12/15/2030 (a)	2,635,000	2,661,649
Griffon Corp. 5.75%, 3/1/2028	1,805,000	1,794,115
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	1,110,000	1,103,753
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	1,000,000	1,007,527
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	1,346,000	1,367,747
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	2,095,000	2,151,347
Standard Building Solutions, Inc. 6.50%, 8/15/2032 (a)	510,000	517,944
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	20,000	19,864
4.75%, 1/15/2028 (a)	600,000	589,164
4.38%, 7/15/2030 (a)	2,585,000	2,426,061
		16,730,343
Capital Markets — 2.3%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (c)	400,000	423,021
(SOFR + 1.42%), 4.29%, 6/13/2033 (c)	180,000	171,973
(SOFR + 1.85%), 6.47%, 10/25/2034 (c)	1,760,000	1,914,771
Credit Suisse USA LLC (Switzerland) 7.13%, 7/15/2032	53,000	59,292
Deutsche Bank AG (Germany)
(SOFR + 2.52%), 7.15%, 7/13/2027 (c)	315,000	322,477
(SOFR + 1.32%), 2.55%, 1/7/2028 (c)	1,300,000	1,252,886
(SOFR + 1.59%), 5.71%, 2/8/2028 (c)	167,000	169,068
(SOFR + 1.21%), 5.37%, 1/10/2029 (c)	4,550,000	4,601,473
(SOFR + 3.18%), 6.72%, 1/18/2029 (c)	195,000	203,503
5.41%, 5/10/2029	325,000	334,526
(SOFR + 2.51%), 6.82%, 11/20/2029 (c)	825,000	872,940
Goldman Sachs Group, Inc. (The)
(SOFR + 1.08%), 5.80%, 8/10/2026 (c)	800,000	801,475
3.50%, 11/16/2026	726,000	715,351
(SOFR + 0.80%), 1.43%, 3/9/2027 (c)	1,835,000	1,788,814
(SOFR + 1.51%), 4.39%, 6/15/2027 (c)	117,000	116,668
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	150,000	144,908
(3-MONTH CME TERM SOFR + 1.77%), 3.69%, 6/5/2028 (c)	1,620,000	1,590,391
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (c)	2,205,000	2,156,895
(3-MONTH CME TERM SOFR + 1.56%), 4.22%, 5/1/2029 (c)	1,500,000	1,484,537
(SOFR + 1.77%), 6.48%, 10/24/2029 (c)	4,915,000	5,185,166
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.85%, 2/10/2030 (c) (d) (e)	3,341,000	3,368,603
(SOFR + 1.27%), 5.73%, 4/25/2030 (c)	2,045,000	2,113,545
(SOFR + 1.21%), 5.05%, 7/23/2030 (c)	290,000	292,477
(SOFR + 1.14%), 4.69%, 10/23/2030 (c)	1,620,000	1,614,194
(SOFR + 1.08%), 5.21%, 1/28/2031 (c)	12,660,000	12,837,560
(SOFR + 1.58%), 5.22%, 4/23/2031 (c)	3,835,000	3,890,895
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	4,335,000	3,801,523
(SOFR + 1.41%), 3.10%, 2/24/2033 (c)	510,000	450,423
(SOFR + 1.55%), 5.33%, 7/23/2035 (c)	4,040,000	4,005,761
(SOFR + 1.42%), 5.02%, 10/23/2035 (c)	11,912,000	11,527,984

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.38%), 5.54%, 1/28/2036 (c)	2,640,000	2,658,722
(SOFR + 1.51%), 3.21%, 4/22/2042 (c)	160,000	116,360
(SOFR + 1.63%), 3.44%, 2/24/2043 (c)	18,000	13,306
Macquarie Group Ltd. (Australia) (3-MONTH CME TERM SOFR + 2.01%), 5.03%, 1/15/2030 (a) (c)	200,000	201,084
Morgan Stanley
(SOFR + 1.00%), 2.48%, 1/21/2028 (c)	914,000	882,389
3.59%, 7/22/2028 (g)	330,000	322,644
(SOFR + 1.73%), 5.12%, 2/1/2029 (c)	260,000	263,134
(SOFR + 1.63%), 5.45%, 7/20/2029 (c)	2,440,000	2,495,757
(SOFR + 1.83%), 6.41%, 11/1/2029 (c)	300,000	316,242
(SOFR + 1.45%), 5.17%, 1/16/2030 (c)	2,070,000	2,101,806
(3-MONTH CME TERM SOFR + 1.89%), 4.43%, 1/23/2030 (c)	1,573,000	1,559,940
(SOFR + 1.22%), 5.04%, 7/19/2030 (c)	3,510,000	3,544,859
(SOFR + 1.10%), 4.65%, 10/18/2030 (c)	13,380,000	13,290,767
(SOFR + 1.11%), 5.23%, 1/15/2031 (c)	5,380,000	5,459,482
(SOFR + 1.51%), 5.19%, 4/17/2031 (c)	8,375,000	8,497,306
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	3,200,000	2,694,956
(SOFR + 1.29%), 2.94%, 1/21/2033 (c)	1,265,000	1,111,571
(SOFR + 1.88%), 5.42%, 7/21/2034 (c)	2,130,000	2,149,203
(SOFR + 1.58%), 5.83%, 4/19/2035 (c)	2,196,000	2,264,254
(SOFR + 1.56%), 5.32%, 7/19/2035 (c)	3,910,000	3,884,509
(SOFR + 1.76%), 5.66%, 4/17/2036 (c)	1,941,000	1,972,703
(SOFR + 1.36%), 2.48%, 9/16/2036 (c)	420,000	350,989
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.80%), 5.94%, 2/7/2039 (c)	2,000,000	2,018,596
(SOFR + 1.49%), 3.22%, 4/22/2042 (c)	285,000	209,548
S&P Global, Inc.
2.70%, 3/1/2029	456,000	429,765
3.25%, 12/1/2049	563,000	389,314
State Street Corp. Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (c) (d) (e)	814,000	830,907
UBS Group AG (Switzerland)
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (a) (c)	250,000	244,217
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.75%, 5/12/2028 (a) (c)	200,000	200,230
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (a) (c) (d) (e) (f)	260,000	282,933
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.52%), 5.43%, 2/8/2030 (a) (c)	483,000	492,653
(3-MONTH SOFR + 1.47%), 3.13%, 8/13/2030 (a) (c)	2,350,000	2,195,918
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (c)	8,195,000	8,440,123
(SOFR + 3.73%), 4.19%, 4/1/2031 (a) (c)	10,000,000	9,690,960
(SOFR + 3.92%), 6.54%, 8/12/2033 (a) (c)	1,038,000	1,114,340
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (c) (d) (e) (f)	265,000	302,548
(SOFR + 5.02%), 9.02%, 11/15/2033 (a) (c)	550,000	671,764
		151,878,899
Chemicals — 0.3%
Avient Corp.
7.13%, 8/1/2030 (a)	710,000	731,655
6.25%, 11/1/2031 (a)	480,000	480,672
Axalta Coating Systems LLC
4.75%, 6/15/2027 (a)	300,000	296,878

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
3.38%, 2/15/2029 (a)	950,000	884,146
Celanese US Holdings LLC 6.63%, 7/15/2032 (h)	300,000	307,022
Chemours Co. (The)
5.75%, 11/15/2028 (a)	1,805,000	1,616,207
4.63%, 11/15/2029 (a)	215,000	175,873
EIDP, Inc. 4.80%, 5/15/2033	320,000	314,017
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	625,000	600,093
INEOS Finance plc (Luxembourg) 6.75%, 5/15/2028 (a)	1,000,000	979,174
LYB International Finance III LLC 3.38%, 10/1/2040	390,000	279,354
NOVA Chemicals Corp. (Canada)
8.50%, 11/15/2028 (a)	1,045,000	1,100,744
9.00%, 2/15/2030 (a)	2,105,000	2,266,294
OCP SA (Morocco)
6.70%, 3/1/2036 (a)	1,170,000	1,149,306
7.50%, 5/2/2054 (a)	1,658,000	1,615,953
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/2029	1,500,000	1,426,161
4.38%, 2/1/2032	1,005,000	904,550
Sherwin-Williams Co. (The)
4.80%, 9/1/2031	1,390,000	1,389,388
4.50%, 6/1/2047	15,000	12,281
WR Grace Holdings LLC 4.88%, 6/15/2027 (a)	1,265,000	1,247,237
		17,777,005
Commercial Services & Supplies — 0.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	1,697,000	1,499,034
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	1,410,000	1,344,696
4.88%, 7/15/2032 (a)	1,035,000	982,409
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	450,000	430,775
Brink's Co. (The) 6.75%, 6/15/2032 (a)	1,095,000	1,123,463
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	285,000	271,400
Garda World Security Corp. (Canada) 4.63%, 2/15/2027 (a)	1,100,000	1,085,829
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	800,000	769,051
4.75%, 6/15/2029 (a)	1,230,000	1,200,021
6.75%, 1/15/2031 (a)	2,305,000	2,390,974
Madison IAQ LLC 4.13%, 6/30/2028 (a)	795,000	765,202
Prime Security Services Borrower LLC 6.25%, 1/15/2028 (a)	1,455,000	1,453,511
Republic Services, Inc. 2.38%, 3/15/2033	200,000	167,953
Williams Scotsman, Inc. 7.38%, 10/1/2031 (a)	1,450,000	1,508,700
Wrangler Holdco Corp. (Canada) 6.63%, 4/1/2032 (a)	705,000	727,123
		15,720,141
Communications Equipment — 0.1%
Ciena Corp. 4.00%, 1/31/2030 (a)	255,000	237,335
Cisco Systems, Inc. 4.95%, 2/24/2032	6,870,000	6,964,795
		7,202,130

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Construction & Engineering — 0.1%
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (a)	791,788	621,585
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	1,010,000	971,751
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	2,113,000	2,062,286
Quanta Services, Inc. 5.25%, 8/9/2034	4,080,000	4,042,841
		7,698,463
Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (a)	1,225,000	1,282,221
Consumer Finance — 0.8%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	1,260,000	1,221,185
3.00%, 10/29/2028	4,747,000	4,481,007
3.30%, 1/30/2032	1,600,000	1,420,733
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.95%, 3/10/2055 (c)	760,000	779,537
Ally Financial, Inc. 6.70%, 2/14/2033	755,000	767,879
American Express Co.
1.65%, 11/4/2026	480,000	461,973
5.85%, 11/5/2027	270,000	279,399
(SOFR + 1.44%), 5.02%, 4/25/2031 (c)	4,142,000	4,188,996
(SOFR + 1.79%), 5.67%, 4/25/2036 (c)	1,240,000	1,266,128
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (a)	60,000	60,008
2.13%, 2/21/2026 (a)	215,000	209,064
2.53%, 11/18/2027 (a)	2,735,000	2,577,874
6.38%, 5/4/2028 (a)	975,000	1,009,308
5.75%, 3/1/2029 (a)	6,680,000	6,801,344
5.75%, 11/15/2029 (a)	9,701,000	9,838,948
5.15%, 1/15/2030 (a)	3,938,000	3,919,216
Capital One Financial Corp. (SOFR + 1.27%), 2.62%, 11/2/2032 (c)	100,000	85,568
Ford Motor Credit Co. LLC
4.39%, 1/8/2026	890,000	882,890
4.13%, 8/17/2027	1,350,000	1,302,380
6.80%, 5/12/2028	1,090,000	1,112,829
7.20%, 6/10/2030	550,000	570,859
4.00%, 11/13/2030	250,000	222,640
General Motors Financial Co., Inc. 5.95%, 4/4/2034	570,000	566,355
Macquarie Airfinance Holdings Ltd. (United Kingdom) 5.15%, 3/17/2030 (a)	510,000	502,350
OneMain Finance Corp.
7.13%, 3/15/2026	664,000	672,990
3.88%, 9/15/2028	1,780,000	1,669,050
6.63%, 5/15/2029	1,460,000	1,476,274
5.38%, 11/15/2029	665,000	644,302
		48,991,086
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	975,000	965,410
5.88%, 2/15/2028 (a)	3,615,000	3,611,758
3.50%, 3/15/2029 (a)	1,055,000	991,203

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
4.88%, 2/15/2030 (a)	20,000	19,455
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	981,000	976,931
6.13%, 9/15/2032 (a)	698,000	703,616
Rite Aid Corp.
8.00%, 10/18/2024 ‡	28,033	—
8.00%, 11/15/2026 ‡ (i)	97,000	—
(3-MONTH CME TERM SOFR + 7.00%), 11.32%, 8/30/2031 ‡ (a) (c) (i)	10,194	—
Series A, 15.00%, 8/30/2031 ‡ (i)	30,159	—
Series B, 15.00%, 8/30/2031 ‡ (i)	13,817	—
Sysco Corp. 2.40%, 2/15/2030	250,000	225,776
		7,494,149
Containers & Packaging — 0.3%
Amcor Flexibles North America, Inc. 5.10%, 3/17/2030 (a)	1,710,000	1,721,173
Ardagh Packaging Finance plc 4.13%, 8/15/2026 (a)	1,275,000	1,159,064
Ball Corp.
6.00%, 6/15/2029	475,000	484,407
3.13%, 9/15/2031	525,000	460,367
Berry Global, Inc. 5.80%, 6/15/2031	7,430,000	7,712,601
Graphic Packaging International LLC
4.75%, 7/15/2027 (a)	108,000	106,403
6.38%, 7/15/2032 (a)	1,005,000	1,006,484
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2027 (a)	1,205,000	1,216,431
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	1,005,000	1,005,506
Packaging Corp. of America
4.05%, 12/15/2049	285,000	209,757
3.05%, 10/1/2051	85,000	51,611
Sealed Air Corp.
4.00%, 12/1/2027 (a)	620,000	601,261
6.13%, 2/1/2028 (a)	225,000	227,517
5.00%, 4/15/2029 (a)	535,000	525,284
Sonoco Products Co. 3.13%, 5/1/2030	3,495,000	3,210,057
TriMas Corp. 4.13%, 4/15/2029 (a)	637,000	599,552
		20,297,475
Distributors — 0.0% ^
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/2028 (a)	875,000	844,797
3.88%, 11/15/2029 (a)	170,000	158,337
RB Global Holdings, Inc. (Canada) 7.75%, 3/15/2031 (a)	1,023,000	1,070,879
Resideo Funding, Inc. 6.50%, 7/15/2032 (a)	915,000	922,526
		2,996,539
Diversified Consumer Services — 0.0% ^
Service Corp. International
5.13%, 6/1/2029	840,000	829,702

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Consumer Services — continued
4.00%, 5/15/2031	800,000	737,399
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	807,000	839,524
		2,406,625
Diversified REITs — 0.0% ^
Simon Property Group LP
2.45%, 9/13/2029	500,000	459,876
3.25%, 9/13/2049	31,000	20,297
WP Carey, Inc.
2.40%, 2/1/2031	700,000	607,221
2.25%, 4/1/2033	145,000	116,359
		1,203,753
Diversified Telecommunication Services — 0.7%
AT&T, Inc.
1.65%, 2/1/2028	450,000	418,796
3.50%, 6/1/2041	260,000	198,932
3.65%, 6/1/2051	1,015,000	705,718
3.50%, 9/15/2053	1,990,000	1,322,324
3.55%, 9/15/2055	15,540,000	10,273,215
CCO Holdings LLC
5.38%, 6/1/2029 (a)	1,590,000	1,568,035
4.75%, 3/1/2030 (a)	7,524,000	7,182,328
4.50%, 8/15/2030 (a)	4,534,000	4,251,309
4.25%, 2/1/2031 (a)	4,310,000	3,947,558
4.75%, 2/1/2032 (a)	1,120,000	1,036,808
4.50%, 6/1/2033 (a)	145,000	128,966
Embarq LLC 8.00%, 6/1/2036	13,000	6,110
Fibercop SpA (Italy) 7.72%, 6/4/2038 (a)	1,000,000	996,325
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	235,000	235,613
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	2,739,000	2,693,501
Level 3 Financing, Inc. 11.00%, 11/15/2029 (a)	385,000	436,750
Lumen Technologies, Inc.
4.13%, 4/15/2029 (a)	423,184	411,018
4.13%, 4/15/2030 (a)	495,548	481,301
Sprint Capital Corp. 6.88%, 11/15/2028	258,000	276,008
Verizon Communications, Inc.
4.02%, 12/3/2029	684,000	669,612
2.36%, 3/15/2032	4,250,000	3,624,671
4.78%, 2/15/2035	75,000	72,179
3.40%, 3/22/2041	1,215,000	918,444
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	580,000	564,250
		42,419,771
Electric Utilities — 2.7%
Alabama Power Co.
3.05%, 3/15/2032	200,000	179,645
5.85%, 11/15/2033	275,000	289,187
Alliant Energy Finance LLC 5.40%, 6/6/2027 (a)	330,000	333,441

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Baltimore Gas and Electric Co.
5.45%, 6/1/2035	2,096,000	2,110,048
3.20%, 9/15/2049	295,000	192,257
2.90%, 6/15/2050	550,000	336,001
5.40%, 6/1/2053	305,000	281,618
5.65%, 6/1/2054	520,000	500,750
Comision Federal de Electricidad (Mexico)
3.35%, 2/9/2031 (a)	1,100,000	948,750
6.45%, 1/24/2035 (a)	1,464,000	1,406,172
6.26%, 2/15/2052 (j)	600,000	506,400
Commonwealth Edison Co.
5.30%, 2/1/2053	450,000	411,556
5.95%, 6/1/2055	852,000	853,260
Connecticut Light and Power Co. (The) 4.00%, 4/1/2048	46,000	35,183
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	771,000	781,143
DTE Electric Co.
5.20%, 3/1/2034	500,000	501,453
Series B, 3.25%, 4/1/2051	2,000,000	1,334,988
Series B, 3.65%, 3/1/2052	50,000	35,802
5.40%, 4/1/2053	40,000	37,838
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2037	400,000	424,803
Duke Energy Carolinas LLC
3.20%, 8/15/2049	634,000	415,008
5.40%, 1/15/2054	774,000	721,168
Duke Energy Corp. 5.80%, 6/15/2054	550,000	520,558
Duke Energy Florida LLC
5.88%, 11/15/2033	230,000	241,412
6.20%, 11/15/2053	1,740,000	1,793,911
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	125,000	81,763
2.75%, 4/1/2050	395,000	234,080
5.40%, 4/1/2053	770,000	710,458
Duke Energy Ohio, Inc. 5.25%, 4/1/2033	624,000	631,651
Duke Energy Progress LLC
5.05%, 3/15/2035	2,442,000	2,409,817
5.55%, 3/15/2055	232,000	221,021
Duquesne Light Holdings, Inc. 2.53%, 10/1/2030 (a)	148,000	129,299
Edison International
5.25%, 11/15/2028	100,000	98,517
5.45%, 6/15/2029	535,000	528,135
6.95%, 11/15/2029	245,000	254,187
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.13%, 6/15/2053 (c)	3,026,000	2,989,464
Electricite de France SA (France) 6.90%, 5/23/2053 (a)	640,000	670,483
Emera US Finance LP (Canada)
2.64%, 6/15/2031	1,570,000	1,351,858
4.75%, 6/15/2046	2,329,000	1,879,524
Enel Finance International NV (Italy)
5.13%, 6/26/2029 (a)	1,085,000	1,098,452

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
5.50%, 6/26/2034 (a)	3,260,000	3,264,305
Entergy Arkansas LLC
4.00%, 6/1/2028	13,000	12,891
2.65%, 6/15/2051	274,000	155,540
5.75%, 6/1/2054	150,000	144,661
Entergy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (c)	3,120,000	3,189,832
Entergy Louisiana LLC
2.40%, 10/1/2026	69,000	67,290
1.60%, 12/15/2030	500,000	426,006
5.15%, 9/15/2034	650,000	643,068
2.90%, 3/15/2051	823,000	496,221
5.70%, 3/15/2054	1,230,000	1,173,492
Entergy Mississippi LLC
5.00%, 9/1/2033	535,000	528,060
3.50%, 6/1/2051	20,000	13,369
5.85%, 6/1/2054	3,215,000	3,133,789
5.80%, 4/15/2055	779,000	753,214
Entergy Texas Restoration Funding LLC Series A-2, 3.70%, 12/15/2035	215,000	195,890
Entergy Texas, Inc.
1.75%, 3/15/2031	535,000	455,511
5.55%, 9/15/2054	4,039,000	3,739,533
Evergy Kansas Central, Inc. 4.13%, 3/1/2042	240,000	195,272
Eversource Energy
4.60%, 7/1/2027	31,000	31,032
5.45%, 3/1/2028	100,000	102,198
3.38%, 3/1/2032	365,000	326,840
Exelon Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 3/15/2055 (c)	540,000	539,362
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	1,570,000	1,526,797
FirstEnergy Corp. Series B, 3.90%, 7/15/2027 (h)	2,330,000	2,296,647
FirstEnergy Transmission LLC
2.87%, 9/15/2028 (a)	965,000	912,683
4.55%, 4/1/2049 (a)	350,000	293,777
Florida Power & Light Co.
3.70%, 12/1/2047	60,000	44,360
5.30%, 4/1/2053	390,000	362,784
5.70%, 3/15/2055	2,350,000	2,312,903
Georgia Power Co. 5.25%, 3/15/2034	3,515,000	3,533,855
Interstate Power and Light Co. 4.95%, 9/30/2034	165,000	159,392
ITC Holdings Corp.
4.95%, 9/22/2027 (a)	432,000	434,758
2.95%, 5/14/2030 (a)	405,000	372,207
5.40%, 6/1/2033 (a)	300,000	298,073
5.65%, 5/9/2034 (a)	7,615,000	7,664,615
Jersey Central Power & Light Co. 2.75%, 3/1/2032 (a)	4,350,000	3,763,131
Kentucky Utilities Co. 5.13%, 11/1/2040	404,000	377,125
MidAmerican Energy Co.
3.65%, 4/15/2029	46,000	44,858
5.85%, 9/15/2054	110,000	109,600

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	430,000	424,365
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	240,000	198,207
Monongahela Power Co. 5.85%, 2/15/2034 (a)	210,000	214,971
Nevada Power Co. 6.00%, 3/15/2054	600,000	593,369
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/2025	430,000	431,115
5.00%, 7/15/2032	60,000	59,874
5.25%, 2/28/2053	80,000	71,518
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (c)	620,000	633,923
5.90%, 3/15/2055	3,780,000	3,655,429
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (c)	1,110,000	1,111,380
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 8/15/2055 (c)	3,835,000	3,862,317
Northern States Power Co. 2.60%, 6/1/2051	368,000	214,677
NRG Energy, Inc.
2.45%, 12/2/2027 (a)	60,000	56,446
3.38%, 2/15/2029 (a)	860,000	803,417
5.25%, 6/15/2029 (a)	2,315,000	2,287,743
6.00%, 2/1/2033 (a)	1,620,000	1,605,334
6.25%, 11/1/2034 (a)	930,000	930,315
OGE Energy Corp. 5.45%, 5/15/2029	330,000	339,828
Ohio Power Co. Series R, 2.90%, 10/1/2051	225,000	132,259
Oklahoma Gas and Electric Co. 5.40%, 1/15/2033	100,000	101,984
Oncor Electric Delivery Co. LLC
3.10%, 9/15/2049	290,000	184,653
4.95%, 9/15/2052	400,000	345,334
Pacific Gas and Electric Co.
2.95%, 3/1/2026	110,000	108,234
4.65%, 8/1/2028	2,200,000	2,174,486
6.10%, 1/15/2029	605,000	625,049
4.55%, 7/1/2030	16,624,000	16,097,683
6.40%, 6/15/2033	860,000	884,863
5.70%, 3/1/2035	4,460,000	4,385,185
4.20%, 6/1/2041	30,000	22,732
3.75%, 8/15/2042 (h)	3,165,000	2,231,416
6.75%, 1/15/2053	1,770,000	1,762,543
5.90%, 10/1/2054	2,000,000	1,791,220
Palomino Funding Trust I 7.23%, 5/17/2028 (a)	2,100,000	2,209,099
PG&E Corp.
5.00%, 7/1/2028	946,000	923,019
5.25%, 7/1/2030	760,000	737,399
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (c)	5,270,000	5,160,464
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	965,000	951,135
Series A-3, 5.54%, 7/15/2047	185,000	176,665
Series A-3, 5.53%, 6/1/2049	1,145,000	1,106,585
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	25,000	23,443
Series A-4, 5.21%, 12/1/2047	40,000	36,945

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Series A-5, 5.10%, 6/1/2052	70,000	63,456
PPL Capital Funding, Inc. 5.25%, 9/1/2034	195,000	193,045
PPL Electric Utilities Corp.
6.25%, 5/15/2039	382,000	413,026
5.25%, 5/15/2053	70,000	65,092
Public Service Co. of Oklahoma
5.25%, 1/15/2033	155,000	154,441
Series G, 6.63%, 11/15/2037	725,000	770,978
Series K, 3.15%, 8/15/2051	150,000	92,070
Public Service Electric and Gas Co. 4.65%, 3/15/2033	520,000	510,795
RWE Finance US LLC (Germany) 5.88%, 4/16/2034 (a)	660,000	670,197
SCE Recovery Funding LLC Series A-1, 4.70%, 6/15/2040	46,127	43,997
Sigeco Securitization I LLC
Series A1, 5.03%, 11/15/2036	47,254	47,182
Series A2, 5.17%, 5/15/2041	49,000	47,501
Southern California Edison Co.
5.30%, 3/1/2028	719,000	726,635
5.65%, 10/1/2028	600,000	611,932
5.25%, 3/15/2030	2,950,000	2,965,299
Series G, 2.50%, 6/1/2031	775,000	663,835
5.45%, 6/1/2031	530,000	533,786
5.95%, 11/1/2032	2,000,000	2,031,086
5.20%, 6/1/2034	7,538,000	7,219,140
5.45%, 3/1/2035	1,082,000	1,046,745
Series C, 4.13%, 3/1/2048	238,000	168,279
Series 20A, 2.95%, 2/1/2051	430,000	242,958
5.88%, 12/1/2053	3,376,000	3,018,679
5.75%, 4/15/2054	390,000	342,594
5.90%, 3/1/2055	320,000	287,339
Southern Co. (The)
5.50%, 3/15/2029	390,000	403,930
5.20%, 6/15/2033	109,000	108,858
Southwestern Electric Power Co.
5.30%, 4/1/2033	130,000	128,550
3.25%, 11/1/2051	210,000	129,776
Southwestern Public Service Co. 4.50%, 8/15/2041	74,000	62,424
Tierra Mojada Luxembourg II SARL (Mexico) 5.75%, 12/1/2040 (a)	260,181	240,902
Tucson Electric Power Co.
1.50%, 8/1/2030	448,000	381,219
4.85%, 12/1/2048	232,000	196,869
5.50%, 4/15/2053	115,000	106,305
Union Electric Co.
5.20%, 4/1/2034	400,000	399,850
5.45%, 3/15/2053	555,000	519,416
5.25%, 1/15/2054	1,450,000	1,308,944
5.13%, 3/15/2055	1,365,000	1,216,937
Virginia Electric and Power Co. 5.70%, 8/15/2053	730,000	695,487

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Vistra Operations Co. LLC
5.05%, 12/30/2026 (a)	3,115,000	3,123,124
5.63%, 2/15/2027 (a)	1,870,000	1,868,761
5.00%, 7/31/2027 (a)	420,000	418,776
4.38%, 5/1/2029 (a)	300,000	290,017
4.30%, 7/15/2029 (a)	3,000,000	2,923,542
7.75%, 10/15/2031 (a)	2,605,000	2,762,180
6.00%, 4/15/2034 (a)	4,405,000	4,467,401
5.70%, 12/30/2034 (a)	1,370,000	1,364,776
Wisconsin Public Service Corp. 4.75%, 11/1/2044	69,000	60,008
		178,350,764
Electrical Equipment — 0.0% ^
Eaton Corp. 4.15%, 3/15/2033	400,000	382,877
EnerSys
4.38%, 12/15/2027 (a)	630,000	609,620
6.63%, 1/15/2032 (a)	500,000	510,366
Sensata Technologies BV
4.00%, 4/15/2029 (a)	700,000	657,091
5.88%, 9/1/2030 (a)	400,000	395,583
		2,555,537
Electronic Equipment, Instruments & Components — 0.1%
Coherent Corp. 5.00%, 12/15/2029 (a)	1,625,000	1,574,566
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	1,245,000	1,268,574
Sensata Technologies, Inc.
4.38%, 2/15/2030 (a)	280,000	263,255
6.63%, 7/15/2032 (a)	420,000	423,757
		3,530,152
Energy Equipment & Services — 0.1%
Archrock Partners LP
6.88%, 4/1/2027 (a)	173,000	173,249
6.25%, 4/1/2028 (a)	655,000	653,937
6.63%, 9/1/2032 (a)	415,000	417,183
Baker Hughes Holdings LLC
2.06%, 12/15/2026	400,000	385,636
4.08%, 12/15/2047	350,000	262,979
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	740,000	741,289
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	479,190	446,964
Nabors Industries, Inc. 7.38%, 5/15/2027 (a)	610,000	585,630
Noble Finance II LLC 8.00%, 4/15/2030 (a)	710,000	707,476
Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	255,000	254,716
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (a)	214,000	210,520
Transocean, Inc. 8.75%, 2/15/2030 (a)	380,000	385,227
Valaris Ltd. 8.38%, 4/30/2030 (a)	1,110,000	1,114,314
Yinson Boronia Production BV (Brazil) 8.95%, 7/31/2042 (a)	495,590	515,726
		6,854,846

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Entertainment — 0.1%
Cinemark USA, Inc.
5.25%, 7/15/2028 (a)	425,000	419,277
7.00%, 8/1/2032 (a)	430,000	442,354
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	2,000	2,003
6.50%, 5/15/2027 (a)	1,395,000	1,411,533
4.75%, 10/15/2027 (a)	400,000	393,769
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	115,000	113,178
5.40%, 6/12/2029	616,000	628,748
5.60%, 6/12/2034	2,459,000	2,495,901
Walt Disney Co. (The) 3.60%, 1/13/2051	2,710,000	1,946,020
		7,852,783
Financial Services — 0.3%
Block, Inc.
3.50%, 6/1/2031	755,000	682,204
6.50%, 5/15/2032	2,304,000	2,354,658
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	1,155,000	1,222,058
CFIN 2022-RTL1 Issuer LLC
Class AShares, 0.00%, 8/17/2027 ‡	825,000	825,000
Class BShares, 0.00%, 8/17/2027 ‡	1,820,000	1,820,000
Fiserv, Inc.
3.20%, 7/1/2026	170,000	167,532
5.35%, 3/15/2031	300,000	306,725
Global Payments, Inc. 3.20%, 8/15/2029	160,000	149,666
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	1,935,000	1,935,290
Nationwide Building Society (United Kingdom)
(SOFR + 1.29%), 2.97%, 2/16/2028 (a) (c)	320,000	311,080
(3-MONTH SOFR + 1.45%), 4.30%, 3/8/2029 (a) (c)	350,000	345,673
5.13%, 7/29/2029 (a)	771,000	783,315
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	1,097,000	1,198,275
NTT Finance Corp. (Japan) 5.14%, 7/2/2031 (a)	1,000,000	1,017,925
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	1,095,000	1,060,442
3.63%, 3/1/2029 (a)	905,000	844,349
Shell International Finance BV
2.88%, 11/26/2041	620,000	433,770
3.63%, 8/21/2042	200,000	152,777
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	1,016,000	1,036,622
Siemens Financieringsmaatschappij NV (Germany) 3.30%, 9/15/2046 (a)	350,000	249,268
STReAM 2008 BV (Netherlands) 0.00%, 2/15/2030 ‡	800,000	800,000
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	1,000,000	1,000,000
Visa, Inc. 2.70%, 4/15/2040	300,000	222,770
		18,919,399
Food Products — 0.8%
Bimbo Bakeries USA, Inc. (Mexico) 6.05%, 1/15/2029 (a)	200,000	207,500
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	385,000	344,848

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Food Products — continued
Darling Ingredients, Inc.
5.25%, 4/15/2027 (a)	55,000	54,614
6.00%, 6/15/2030 (a)	930,000	931,561
JBS USA Holding Lux SARL
5.50%, 1/15/2030	734,000	742,855
3.75%, 12/1/2031	305,000	279,835
3.63%, 1/15/2032	3,045,000	2,737,382
3.00%, 5/15/2032	910,000	782,218
JBS USA LUX SARL 5.95%, 4/20/2035 (a)	2,619,000	2,666,185
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	870,000	820,448
Mars, Inc.
4.80%, 3/1/2030 (a)	18,370,000	18,483,367
5.00%, 3/1/2032 (a)	18,010,000	18,070,565
5.20%, 3/1/2035 (a)	4,510,000	4,493,083
5.65%, 5/1/2045 (a)	1,030,000	1,010,463
Post Holdings, Inc.
5.50%, 12/15/2029 (a)	1,090,000	1,076,465
6.25%, 2/15/2032 (a)	628,000	638,496
Viterra Finance BV (Netherlands) 3.20%, 4/21/2031 (a)	805,000	731,236
		54,071,121
Gas Utilities — 0.1%
AmeriGas Partners LP 5.75%, 5/20/2027	305,000	298,479
Atmos Energy Corp.
5.50%, 6/15/2041	52,000	51,137
5.75%, 10/15/2052	185,000	181,608
5.00%, 12/15/2054	1,048,000	925,008
Boston Gas Co. 3.00%, 8/1/2029 (a)	37,000	34,243
Piedmont Natural Gas Co., Inc.
3.35%, 6/1/2050	768,000	494,950
5.05%, 5/15/2052	100,000	85,267
Southern California Gas Co. Series XX, 2.55%, 2/1/2030	393,000	357,771
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	925,000	879,369
		3,307,832
Ground Transportation — 0.3%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	1,525,000	1,504,630
4.75%, 4/1/2028 (a)	105,000	100,571
5.38%, 3/1/2029 (a)	60,000	56,574
8.00%, 2/15/2031 (a)	570,000	576,863
Burlington Northern Santa Fe LLC
6.15%, 5/1/2037	250,000	267,595
3.55%, 2/15/2050	708,000	507,166
5.20%, 4/15/2054	850,000	789,160
5.50%, 3/15/2055	6,280,000	6,077,236
Canadian Pacific Railway Co. (Canada)
2.88%, 11/15/2029	1,125,000	1,045,907
3.10%, 12/2/2051	601,000	385,077

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ground Transportation — continued
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a)	1,185,000	1,230,190
Herc Holdings Escrow, Inc. 7.00%, 6/15/2030 (a) (k)	340,000	350,277
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	860,000	759,460
Norfolk Southern Corp. 3.95%, 10/1/2042	50,000	39,739
Penske Truck Leasing Co. LP
1.20%, 11/15/2025 (a)	376,000	369,398
5.25%, 7/1/2029 (a)	1,200,000	1,216,405
RXO, Inc. 7.50%, 11/15/2027 (a)	510,000	520,837
SMBC Aviation Capital Finance DAC (Ireland) 5.30%, 4/3/2029 (a)	980,000	990,620
Uber Technologies, Inc.
4.80%, 9/15/2034	780,000	752,681
5.35%, 9/15/2054	270,000	245,211
Union Pacific Corp.
2.40%, 2/5/2030	560,000	511,665
3.50%, 2/14/2053	120,000	82,578
XPO, Inc.
6.25%, 6/1/2028 (a)	330,000	333,297
7.13%, 6/1/2031 (a)	2,060,000	2,132,858
		20,845,995
Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	1,551,000	1,511,632
Baxter International, Inc.
1.73%, 4/1/2031	1,500,000	1,262,163
3.13%, 12/1/2051	500,000	307,504
Boston Scientific Corp. 6.50%, 11/15/2035 (h)	700,000	773,759
DH Europe Finance II SARL 3.25%, 11/15/2039	250,000	195,474
Hologic, Inc. 3.25%, 2/15/2029 (a)	605,000	578,006
Medline Borrower LP
3.88%, 4/1/2029 (a)	4,240,000	3,996,059
6.25%, 4/1/2029 (a)	653,000	664,469
5.25%, 10/1/2029 (a)	60,000	58,635
Zimmer Biomet Holdings, Inc. 5.50%, 2/19/2035	2,809,000	2,835,349
		12,183,050
Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	1,395,000	1,374,600
5.00%, 4/15/2029 (a)	175,000	167,539
AdaptHealth LLC 4.63%, 8/1/2029 (a)	95,000	87,743
Aetna, Inc. 4.75%, 3/15/2044	200,000	163,279
Cencora, Inc. 5.13%, 2/15/2034	770,000	766,045
Cigna Group (The)
2.38%, 3/15/2031	135,000	118,041
5.13%, 5/15/2031	470,000	477,777
Community Health Systems, Inc. 5.63%, 3/15/2027 (a)	1,280,000	1,261,237
DaVita, Inc. 4.63%, 6/1/2030 (a)	1,700,000	1,588,549
Encompass Health Corp.
4.50%, 2/1/2028	180,000	177,295

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
4.75%, 2/1/2030	1,180,000	1,150,370
4.63%, 4/1/2031	80,000	76,280
HCA, Inc.
4.50%, 2/15/2027	580,000	578,227
5.63%, 9/1/2028	3,750,000	3,836,234
3.50%, 9/1/2030	4,512,000	4,208,525
2.38%, 7/15/2031	1,130,000	966,666
5.60%, 4/1/2034	4,410,000	4,434,531
5.45%, 9/15/2034	715,000	707,869
5.25%, 6/15/2049	865,000	748,124
3.50%, 7/15/2051	30,000	19,225
4.63%, 3/15/2052	6,090,000	4,762,565
5.90%, 6/1/2053	885,000	828,333
6.00%, 4/1/2054	4,590,000	4,355,207
Owens & Minor, Inc. 4.50%, 3/31/2029 (a)	1,235,000	1,009,413
Quest Diagnostics, Inc.
4.63%, 12/15/2029	800,000	801,489
2.95%, 6/30/2030	55,000	50,709
6.40%, 11/30/2033	580,000	626,153
5.00%, 12/15/2034	3,055,000	2,998,610
Tenet Healthcare Corp.
4.63%, 6/15/2028	1,135,000	1,112,955
4.25%, 6/1/2029	3,713,000	3,565,346
4.38%, 1/15/2030	955,000	912,776
6.13%, 6/15/2030	1,075,000	1,085,533
6.75%, 5/15/2031	805,000	829,192
Triad Holdings III LLC 7.25%, 4/1/2052 ‡	800,000	800,000
UnitedHealth Group, Inc.
5.35%, 2/15/2033	2,640,000	2,664,027
5.70%, 10/15/2040	800,000	784,142
4.63%, 11/15/2041	232,000	200,943
3.25%, 5/15/2051	485,000	309,762
5.88%, 2/15/2053	395,000	381,296
5.38%, 4/15/2054	2,351,000	2,116,099
		53,102,706
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
3.38%, 8/15/2031	450,000	407,135
1.88%, 2/1/2033	317,000	246,830
5.15%, 4/15/2053	30,000	25,278
Healthpeak OP LLC
2.13%, 12/1/2028	64,000	58,783
3.00%, 1/15/2030	87,000	80,499
Sabra Health Care LP 3.20%, 12/1/2031	120,000	104,513
Ventas Realty LP
3.25%, 10/15/2026	650,000	637,032

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care REITs — continued
5.63%, 7/1/2034	585,000	591,683
5.00%, 1/15/2035	1,000,000	961,577
		3,113,330
Health Care Technology — 0.0% ^
IQVIA, Inc.
5.00%, 5/15/2027 (a)	200,000	198,714
6.50%, 5/15/2030 (a)	1,710,000	1,746,502
		1,945,216
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP
4.75%, 10/15/2027	425,000	419,963
7.25%, 7/15/2028 (a)	1,075,000	1,108,335
6.50%, 4/1/2032 (a)	2,205,000	2,235,263
6.50%, 6/15/2033 (a) (k)	220,000	223,743
		3,987,304
Hotels, Restaurants & Leisure — 0.6%
Acushnet Co. 7.38%, 10/15/2028 (a)	585,000	606,181
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	1,342,000	1,289,653
Caesars Entertainment, Inc.
8.13%, 7/1/2027 (a)	95,000	95,140
4.63%, 10/15/2029 (a)	1,025,000	957,197
7.00%, 2/15/2030 (a)	1,845,000	1,893,210
6.50%, 2/15/2032 (a)	1,003,000	1,011,069
Carnival Corp.
5.75%, 3/1/2027 (a)	560,000	561,401
4.00%, 8/1/2028 (a)	460,000	444,475
6.00%, 5/1/2029 (a)	1,000,000	1,002,636
6.13%, 2/15/2033 (a)	3,320,000	3,328,199
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028 (a)	285,000	285,333
3.75%, 5/1/2029 (a)	375,000	354,287
4.88%, 1/15/2030	1,330,000	1,303,598
5.88%, 3/15/2033 (a)	1,879,000	1,891,693
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	955,000	951,963
McDonald's Corp.
3.63%, 9/1/2049	430,000	306,695
5.15%, 9/9/2052	1,247,000	1,122,251
MGM Resorts International
4.75%, 10/15/2028	720,000	704,240
6.13%, 9/15/2029	1,410,000	1,416,703
6.50%, 4/15/2032	755,000	753,529
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	2,655,000	2,624,165
6.25%, 3/15/2032 (a)	1,205,000	1,221,267
6.00%, 2/1/2033 (a)	3,149,000	3,160,303

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Six Flags Entertainment Corp.
7.00%, 7/1/2025 (a)	137,000	137,134
6.50%, 10/1/2028	933,000	940,742
5.25%, 7/15/2029	1,090,000	1,058,256
7.25%, 5/15/2031 (a)	960,000	980,941
6.63%, 5/1/2032 (a)	411,000	419,017
Starbucks Corp. 3.35%, 3/12/2050	5,000	3,266
Station Casinos LLC 4.50%, 2/15/2028 (a)	1,535,000	1,488,724
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	1,328,000	1,360,402
Wynn Las Vegas LLC 5.25%, 5/15/2027 (a)	125,000	124,435
Wynn Macau Ltd. (Macau) 5.63%, 8/26/2028 (a)	650,000	625,625
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	2,080,000	2,028,283
7.13%, 2/15/2031 (a)	1,075,000	1,127,521
6.25%, 3/15/2033 (a)	972,000	961,349
		38,540,883
Household Durables — 0.1%
Newell Brands, Inc.
5.70%, 4/1/2026 (h)	1,000,000	1,007,062
8.50%, 6/1/2028 (a)	420,000	434,511
6.63%, 9/15/2029	1,035,000	1,000,523
6.38%, 5/15/2030	237,000	222,648
6.63%, 5/15/2032	1,635,000	1,508,595
6.87%, 4/1/2036 (h)	310,000	284,895
Somnigroup International, Inc. 4.00%, 4/15/2029 (a)	1,995,000	1,879,018
		6,337,252
Household Products — 0.0% ^
Central Garden & Pet Co.
5.13%, 2/1/2028	145,000	144,965
4.13%, 10/15/2030	825,000	762,943
Energizer Holdings, Inc. 4.75%, 6/15/2028 (a)	1,040,000	1,002,841
		1,910,749
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp.
4.50%, 2/15/2028 (a)	285,000	279,530
5.13%, 3/15/2028 (a)	465,000	460,958
4.63%, 2/1/2029 (a)	4,280,000	4,171,274
Constellation Energy Generation LLC
6.25%, 10/1/2039	585,000	607,916
5.75%, 10/1/2041	1,120,000	1,089,177
5.60%, 6/15/2042	1,696,000	1,626,267
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico) 7.25%, 1/31/2041 (a)	1,005,187	988,979
Saavi Energia Sarl (Mexico) 8.88%, 2/10/2035 (a)	1,883,000	1,916,894
		11,140,995
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	650,000	601,071

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Industrial REITs — 0.0% ^
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	590,000	574,331
Prologis LP
1.75%, 7/1/2030	149,000	129,423
4.75%, 6/15/2033	640,000	627,676
5.25%, 3/15/2054	596,000	546,591
		1,878,021
Insurance — 0.3%
Allianz SE (Germany) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 5.60%, 9/3/2054 (a) (c)	1,800,000	1,761,617
Aon Corp. 5.35%, 2/28/2033	165,000	167,803
Aon North America, Inc. 5.75%, 3/1/2054	350,000	334,171
Berkshire Hathaway Finance Corp.
2.50%, 1/15/2051	200,000	116,158
3.85%, 3/15/2052	715,000	535,933
CNO Global Funding
5.88%, 6/4/2027 (a)	1,000,000	1,022,687
4.95%, 9/9/2029 (a)	850,000	849,184
Guardian Life Global Funding
5.74%, 10/2/2028 (a)	500,000	520,458
4.18%, 9/26/2029 (a)	490,000	485,199
HUB International Ltd. 7.25%, 6/15/2030 (a)	405,000	421,776
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	42,000	41,870
MetLife, Inc.
4.13%, 8/13/2042	329,000	270,438
5.00%, 7/15/2052	350,000	309,809
Metropolitan Life Global Funding I
2.40%, 1/11/2032 (a)	5,200,000	4,432,208
5.15%, 3/28/2033 (a)	880,000	882,566
New York Life Global Funding 3.00%, 1/10/2028 (a)	51,000	49,421
New York Life Insurance Co.
5.88%, 5/15/2033 (a)	2,919,000	3,028,898
4.45%, 5/15/2069 (a)	50,000	37,852
Northwestern Mutual Global Funding 5.16%, 5/28/2031 (a)	630,000	642,133
Pine Street Trust III 6.22%, 5/15/2054 (a)	450,000	433,904
Pricoa Global Funding I 5.55%, 8/28/2026 (a)	175,000	177,307
Principal Financial Group, Inc. 4.11%, 2/15/2028 (a)	641,000	628,989
Principal Life Global Funding II 5.10%, 1/25/2029 (a)	400,000	406,170
Protective Life Global Funding 5.47%, 12/8/2028 (a)	543,000	558,728
Prudential Funding Asia plc (Hong Kong) 3.13%, 4/14/2030	470,000	441,212
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (a)	800,000	631,904
		19,188,395
Interactive Media & Services — 0.1%
Meta Platforms, Inc.
5.60%, 5/15/2053	2,355,000	2,303,467
5.40%, 8/15/2054	3,640,000	3,455,470
Snap, Inc. 6.88%, 3/1/2033 (a)	228,000	230,952
		5,989,889

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
IT Services — 0.1%
Accenture Capital, Inc. 4.50%, 10/4/2034	1,010,000	970,374
CGI, Inc. (Canada) 1.45%, 9/14/2026	170,000	163,287
CoreWeave, Inc. 9.25%, 6/1/2030 (a)	545,000	544,389
Identity Digital Ltd. (Ireland) 6.79%, 3/20/2065 ‡	6,000,000	6,000,000
		7,678,050
Leisure Products — 0.0% ^
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	995,000	1,027,357
Life Sciences Tools & Services — 0.0% ^
Charles River Laboratories International, Inc. 4.00%, 3/15/2031 (a)	1,095,000	981,934
Machinery — 0.1%
ATS Corp. (Canada) 4.13%, 12/15/2028 (a)	1,330,000	1,252,335
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	2,125,000	2,218,077
Esab Corp. 6.25%, 4/15/2029 (a)	727,000	739,250
Hillenbrand, Inc. 3.75%, 3/1/2031	1,444,000	1,266,122
Parker-Hannifin Corp. 4.25%, 9/15/2027	300,000	299,509
Terex Corp.
5.00%, 5/15/2029 (a)	275,000	264,993
6.25%, 10/15/2032 (a)	361,000	355,005
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	765,000	794,965
Wabash National Corp. 4.50%, 10/15/2028 (a)	750,000	640,050
		7,830,306
Marine Transportation — 0.0% ^
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (a)	451,260	432,000
Media — 0.9%
Charter Communications Operating LLC
2.25%, 1/15/2029	2,315,000	2,116,585
2.30%, 2/1/2032	6,260,000	5,160,158
6.65%, 2/1/2034	3,670,000	3,857,801
6.55%, 6/1/2034	1,190,000	1,244,941
3.50%, 6/1/2041	85,000	59,738
3.50%, 3/1/2042	985,000	681,224
3.70%, 4/1/2051	40,000	25,749
Clear Channel Outdoor Holdings, Inc. 5.13%, 8/15/2027 (a)	1,812,000	1,772,548
Comcast Corp.
2.65%, 2/1/2030	2,230,000	2,055,106
4.25%, 10/15/2030	1,344,000	1,323,836
1.50%, 2/15/2031	450,000	379,190
5.30%, 6/1/2034	540,000	545,051
3.90%, 3/1/2038	515,000	436,020
3.25%, 11/1/2039	813,000	621,918
2.80%, 1/15/2051	4,090,000	2,395,178
2.89%, 11/1/2051	1,520,000	901,978
4.05%, 11/1/2052	500,000	368,386
5.35%, 5/15/2053	2,585,000	2,340,373
2.94%, 11/1/2056	11,809,000	6,752,378
2.99%, 11/1/2063	2,200,000	1,211,204

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
CSC Holdings LLC
6.50%, 2/1/2029 (a)	1,570,000	1,252,624
4.50%, 11/15/2031 (a)	200,000	135,226
Directv Financing LLC 5.88%, 8/15/2027 (a)	956,000	940,999
DISH DBS Corp. 5.25%, 12/1/2026 (a)	175,000	161,540
DISH Network Corp. 11.75%, 11/15/2027 (a)	2,615,000	2,697,924
EchoStar Corp. 10.75%, 11/30/2029	2,270,000	2,281,123
Gray Media, Inc.
10.50%, 7/15/2029 (a)	1,075,000	1,143,285
4.75%, 10/15/2030 (a)	100,000	72,375
5.38%, 11/15/2031 (a)	135,000	96,397
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	1,140,000	943,333
10.88%, 5/1/2030 (a)	20,000	9,781
7.75%, 8/15/2030 (a)	231,400	178,207
Lamar Media Corp.
3.75%, 2/15/2028	215,000	207,994
4.00%, 2/15/2030	1,150,000	1,083,820
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	2,200,000	2,191,203
4.75%, 11/1/2028 (a)	615,000	591,684
Outfront Media Capital LLC
5.00%, 8/15/2027 (a)	501,000	494,532
7.38%, 2/15/2031 (a)	495,000	522,746
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	270,000	230,850
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	115,000	97,504
Sinclair Television Group, Inc. 4.38%, 12/31/2032 (a)	165,000	119,150
Sirius XM Radio LLC
4.00%, 7/15/2028 (a)	5,460,000	5,181,177
5.50%, 7/1/2029 (a)	1,750,000	1,721,379
4.13%, 7/1/2030 (a)	867,000	787,729
Stagwell Global LLC 5.63%, 8/15/2029 (a)	1,115,000	1,048,365
TEGNA, Inc.
4.63%, 3/15/2028	1,058,000	1,025,671
5.00%, 9/15/2029	1,382,000	1,316,377
Univision Communications, Inc.
8.00%, 8/15/2028 (a)	695,000	695,445
7.38%, 6/30/2030 (a)	190,000	177,625
		61,655,427
Metals & Mining — 0.3%
Alumina Pty. Ltd.
6.13%, 3/15/2030 (a)	465,000	465,731
6.38%, 9/15/2032 (a)	562,000	555,785
BHP Billiton Finance USA Ltd. (Australia) 4.90%, 2/28/2033	100,000	99,158
Big River Steel LLC 6.63%, 1/31/2029 (a)	635,000	639,661
Carpenter Technology Corp. 6.38%, 7/15/2028	795,000	798,222

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Metals & Mining — continued
Cleveland-Cliffs, Inc.
5.88%, 6/1/2027	695,000	684,517
4.63%, 3/1/2029 (a)	310,000	277,078
6.75%, 4/15/2030 (a)	1,300,000	1,167,040
7.50%, 9/15/2031 (a)	255,000	229,305
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (a)	637,000	650,934
Freeport-McMoRan, Inc.
4.63%, 8/1/2030	231,000	226,793
5.45%, 3/15/2043	1,815,000	1,675,991
Glencore Funding LLC (Australia)
3.88%, 10/27/2027 (a)	40,000	39,218
6.13%, 10/6/2028 (a)	2,000,000	2,080,058
5.19%, 4/1/2030 (a)	360,000	364,094
2.50%, 9/1/2030 (a)	37,000	32,817
2.85%, 4/27/2031 (a)	435,000	385,557
5.63%, 4/4/2034 (a)	10,770,000	10,832,137
Newmont Corp. 5.75%, 11/15/2041	300,000	297,680
Rio Tinto Finance USA Ltd. (Australia) 5.20%, 11/2/2040	20,000	19,210
Rio Tinto Finance USA plc (Australia) 4.13%, 8/21/2042	370,000	304,576
United States Steel Corp. 6.88%, 3/1/2029	147,000	148,282
		21,973,844
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Arbor Realty SR, Inc. Series QIB, 9.00%, 10/15/2027 (a)	10,000,000	9,628,329
Great Ajax Operating Partnership LP Series QIB, 9.88%, 9/1/2027 (a) (h)	1,000,000	978,381
ReadyCap Holdings LLC Series QIB, 9.38%, 3/1/2028 (a)	12,000,000	11,986,280
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	1,625,000	1,689,309
		24,282,299
Multi-Utilities — 0.5%
Ameren Corp.
1.95%, 3/15/2027	20,000	19,159
3.50%, 1/15/2031	1,541,000	1,436,423
Ameren Illinois Co.
4.95%, 6/1/2033	750,000	747,873
5.55%, 7/1/2054	650,000	618,340
Berkshire Hathaway Energy Co. 5.15%, 11/15/2043	194,000	178,357
Consolidated Edison Co. of New York, Inc.
Series E, 4.65%, 12/1/2048	225,000	187,453
Series A, 4.13%, 5/15/2049	491,000	377,071
Consumers Energy Co.
4.63%, 5/15/2033	365,000	355,320
3.95%, 5/15/2043	1,610,000	1,287,358
Dominion Energy, Inc.
5.00%, 6/15/2030	6,730,000	6,794,593
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (c)	410,000	430,838
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (c)	630,000	652,631
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (c)	5,450,000	5,456,372

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Multi-Utilities — continued
DTE Energy Co.
4.95%, 7/1/2027	450,000	453,628
4.88%, 6/1/2028	500,000	504,495
Engie SA (France) 5.25%, 4/10/2029 (a)	715,000	726,956
NiSource, Inc.
5.25%, 3/30/2028	275,000	280,296
5.20%, 7/1/2029	650,000	662,246
PG&E Energy Recovery Funding LLC Series A-3, 2.82%, 7/15/2046	70,000	48,000
Public Service Enterprise Group, Inc. 5.45%, 4/1/2034	200,000	201,756
Puget Sound Energy, Inc.
5.76%, 7/15/2040	140,000	137,370
5.45%, 6/1/2053	30,000	27,742
5.69%, 6/15/2054	3,377,000	3,224,657
San Diego Gas & Electric Co.
4.95%, 8/15/2028	350,000	356,032
2.95%, 8/15/2051	170,000	103,551
5.35%, 4/1/2053	4,070,000	3,681,261
Sempra (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.79%), 6.88%, 10/1/2054 (c)	1,960,000	1,910,924
Southern Co. Gas Capital Corp. Series 21A, 3.15%, 9/30/2051	710,000	437,845
WEC Energy Group, Inc. 5.60%, 9/12/2026	113,000	114,162
		31,412,709
Office REITs — 0.0% ^
COPT Defense Properties LP 2.25%, 3/15/2026	94,000	92,029
Oil, Gas & Consumable Fuels — 3.7%
Aker BP ASA (Norway) 5.80%, 10/1/2054 (a)	475,000	415,725
Antero Midstream Partners LP
5.75%, 3/1/2027 (a)	470,000	469,591
5.75%, 1/15/2028 (a)	580,000	577,763
5.38%, 6/15/2029 (a)	1,485,000	1,469,888
Antero Resources Corp. 7.63%, 2/1/2029 (a)	1,023,000	1,047,144
Ascent Resources Utica Holdings LLC
8.25%, 12/31/2028 (a)	1,360,000	1,380,479
6.63%, 10/15/2032 (a)	245,000	246,414
Baytex Energy Corp. (Canada) 8.50%, 4/30/2030 (a)	1,644,000	1,592,956
BG Energy Capital plc 5.13%, 10/15/2041 (a)	2,383,000	2,229,281
Blue Racer Midstream LLC
6.63%, 7/15/2026 (a)	850,000	852,139
7.00%, 7/15/2029 (a)	236,000	243,830
7.25%, 7/15/2032 (a)	175,000	181,438
BP Capital Markets America, Inc.
4.81%, 2/13/2033	3,760,000	3,690,501
4.89%, 9/11/2033	710,000	697,984
5.23%, 11/17/2034	7,680,000	7,646,960
3.06%, 6/17/2041	630,000	452,966
3.00%, 2/24/2050	174,000	109,056
2.94%, 6/4/2051	567,000	345,250
3.00%, 3/17/2052	1,085,000	662,789

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Buckeye Partners LP
3.95%, 12/1/2026	870,000	853,027
4.13%, 12/1/2027	190,000	184,866
6.88%, 7/1/2029 (a)	1,200,000	1,233,822
California Resources Corp. 7.13%, 2/1/2026 (a)	64,000	63,945
Cheniere Energy Partners LP
4.50%, 10/1/2029	2,794,000	2,735,371
4.00%, 3/1/2031	3,000,000	2,810,982
5.75%, 8/15/2034	12,445,000	12,489,379
Chord Energy Corp. 6.75%, 3/15/2033 (a)	710,000	705,087
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	315,000	317,364
8.63%, 11/1/2030 (a)	1,740,000	1,715,937
8.75%, 7/1/2031 (a)	2,172,000	2,123,577
Columbia Pipelines Holding Co. LLC 5.10%, 10/1/2031 (a)	667,000	654,099
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033 (a)	5,910,000	6,083,205
6.50%, 8/15/2043 (a)	210,000	210,986
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	1,930,000	1,902,258
ConocoPhillips Co.
5.00%, 1/15/2035	2,540,000	2,480,585
3.80%, 3/15/2052	990,000	692,953
5.55%, 3/15/2054	2,340,000	2,172,375
Coterra Energy, Inc.
3.90%, 5/15/2027	30,000	29,547
5.40%, 2/15/2035	2,260,000	2,191,516
5.90%, 2/15/2055	6,010,000	5,417,712
Crescent Energy Finance LLC 9.25%, 2/15/2028 (a)	2,565,000	2,648,387
Diamondback Energy, Inc. 4.40%, 3/24/2051	800,000	598,302
Diversified Gas & Oil Corp. 9.75%, 4/9/2029 (j)	17,250,000	16,595,791
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	1,290,000	1,228,687
4.38%, 6/15/2031 (a)	1,090,000	1,017,933
4.30%, 4/15/2032 (a)	3,080,000	2,832,579
Eastern Energy Gas Holdings LLC 5.65%, 10/15/2054	5,420,000	4,996,283
Ecopetrol SA (Colombia)
8.63%, 1/19/2029	600,000	629,400
8.38%, 1/19/2036	757,000	719,937
Enbridge, Inc. (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (c)	3,275,000	3,553,765
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	1,095,000	1,123,152
Energy Transfer LP
5.25%, 7/1/2029	1,050,000	1,067,204
4.15%, 9/15/2029	1,150,000	1,120,568
5.95%, 5/15/2054	1,000,000	913,235
Eni SpA (Italy)
5.75%, 5/19/2035 (a)	3,030,000	3,034,206
5.95%, 5/15/2054 (a)	3,665,000	3,429,710

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	140,000	148,270
Enterprise Products Operating LLC
Series H, 6.65%, 10/15/2034	530,000	576,164
5.55%, 2/16/2055	2,285,000	2,132,069
EQT Corp.
7.50%, 6/1/2027 (a)	1,245,000	1,268,177
4.50%, 1/15/2029 (a)	199,000	194,461
4.75%, 1/15/2031 (a)	3,261,000	3,154,668
Expand Energy Corp.
5.38%, 2/1/2029	1,215,000	1,211,043
5.88%, 2/1/2029 (a)	650,000	652,094
6.75%, 4/15/2029 (a)	1,175,000	1,188,797
5.38%, 3/15/2030	370,000	367,990
4.75%, 2/1/2032	9,200,000	8,673,058
Exxon Mobil Corp. 4.23%, 3/19/2040	750,000	657,076
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (a)	15,000	13,117
4.32%, 12/30/2039 (a)	20,000	15,301
FS Luxembourg Sarl (Brazil) 8.88%, 2/12/2031 (a)	773,000	780,730
Genesis Energy LP 7.75%, 2/1/2028	1,435,000	1,447,482
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	477,000	471,036
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	352,000	344,520
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	1,426,000	1,446,614
Harvest Midstream I LP 7.50%, 5/15/2032 (a)	965,000	991,466
Hess Corp.
4.30%, 4/1/2027	1,350,000	1,344,585
5.60%, 2/15/2041	7,670,000	7,434,669
Hess Midstream Operations LP
5.88%, 3/1/2028 (a)	185,000	186,821
5.50%, 10/15/2030 (a)	1,490,000	1,473,178
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	2,399,000	2,291,735
Kinder Morgan, Inc.
5.15%, 6/1/2030	4,660,000	4,703,786
5.05%, 2/15/2046	550,000	469,718
3.25%, 8/1/2050	1,000,000	620,931
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	1,090,000	1,111,639
5.88%, 6/15/2030 (a)	6,649,000	6,609,489
Matador Resources Co.
6.50%, 4/15/2032 (a)	1,550,000	1,517,661
6.25%, 4/15/2033 (a)	479,000	461,391
MEG Energy Corp. (Canada) 5.88%, 2/1/2029 (a)	241,000	239,755
MPLX LP 4.95%, 3/14/2052	55,000	44,394
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	298,000	291,290
8.38%, 2/15/2032 (a)	468,000	442,536
NGPL PipeCo LLC 3.25%, 7/15/2031 (a)	710,000	620,782
Northriver Midstream Finance LP (Canada) 6.75%, 7/15/2032 (a)	195,000	196,781

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
NuStar Logistics LP
5.63%, 4/28/2027	430,000	431,070
6.38%, 10/1/2030	1,010,000	1,028,988
ONEOK Partners LP 6.65%, 10/1/2036	300,000	315,262
ONEOK, Inc.
6.50%, 9/1/2030 (a)	1,550,000	1,639,113
4.75%, 10/15/2031	1,410,000	1,376,345
5.60%, 4/1/2044	1,975,000	1,762,261
ORLEN SA (Poland) 6.00%, 1/30/2035 (a)	1,067,000	1,076,336
Ovintiv, Inc. 6.25%, 7/15/2033	1,324,000	1,325,783
Permian Resources Operating LLC
5.38%, 1/15/2026 (a)	315,000	314,178
5.88%, 7/1/2029 (a)	1,675,000	1,654,414
9.88%, 7/15/2031 (a)	179,000	195,492
7.00%, 1/15/2032 (a)	405,000	415,447
6.25%, 2/1/2033 (a)	308,000	303,887
Petroleos Mexicanos (Mexico)
6.88%, 8/4/2026	300,000	297,270
5.35%, 2/12/2028	300,000	283,200
6.84%, 1/23/2030	1,550,000	1,449,173
5.95%, 1/28/2031	500,000	432,200
6.70%, 2/16/2032	1,050,000	937,545
10.00%, 2/7/2033	1,500,000	1,546,485
7.69%, 1/23/2050	3,350,000	2,466,940
Pioneer Natural Resources Co. 1.90%, 8/15/2030	2,330,000	2,040,334
Raizen Fuels Finance SA (Brazil)
6.45%, 3/5/2034 (a)	245,000	242,550
5.70%, 1/17/2035 (a)	1,114,000	1,032,065
Range Resources Corp. 8.25%, 1/15/2029	1,275,000	1,309,732
Rockies Express Pipeline LLC
4.95%, 7/15/2029 (a)	510,000	492,539
4.80%, 5/15/2030 (a)	440,000	415,530
Sabine Pass Liquefaction LLC
5.00%, 3/15/2027	1,225,000	1,230,381
4.50%, 5/15/2030	4,394,000	4,329,175
Shell Finance US, Inc. 3.75%, 9/12/2046	141,000	105,598
SM Energy Co.
6.75%, 9/15/2026	275,000	274,534
6.63%, 1/15/2027	605,000	605,649
6.75%, 8/1/2029 (a)	1,480,000	1,450,228
7.00%, 8/1/2032 (a)	287,000	275,522
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027 (a)	2,715,000	2,716,916
5.03%, 10/1/2029 (a)	250,000	247,898
Suncor Energy, Inc. (Canada) 6.80%, 5/15/2038	46,000	48,197
Sunoco LP
6.00%, 4/15/2027	200,000	199,893
5.88%, 3/15/2028	470,000	468,907

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
7.00%, 5/1/2029 (a)	220,000	227,054
4.50%, 5/15/2029	195,000	186,809
4.50%, 4/30/2030	890,000	839,915
7.25%, 5/1/2032 (a)	1,230,000	1,278,899
Tallgrass Energy Partners LP
6.00%, 3/1/2027 (a)	430,000	429,407
5.50%, 1/15/2028 (a)	60,000	59,627
7.38%, 2/15/2029 (a)	360,000	366,157
6.00%, 12/31/2030 (a)	2,035,000	1,949,909
6.00%, 9/1/2031 (a)	45,000	42,886
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	270,000	193,294
3.46%, 7/12/2049	924,000	632,015
TotalEnergies Capital SA (France)
5.49%, 4/5/2054	5,280,000	4,927,720
5.64%, 4/5/2064	2,705,000	2,527,818
TransCanada PipeLines Ltd. (Canada)
4.63%, 3/1/2034	1,650,000	1,553,569
5.85%, 3/15/2036	1,000,000	1,015,767
Venture Global Calcasieu Pass LLC 3.88%, 8/15/2029 (a)	1,060,000	985,106
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	3,000,000	3,070,200
9.50%, 2/1/2029 (a)	1,470,000	1,571,645
7.00%, 1/15/2030 (a)	420,000	418,141
8.38%, 6/1/2031 (a)	1,375,000	1,395,820
9.88%, 2/1/2032 (a)	650,000	691,500
Vital Energy, Inc.
7.75%, 7/31/2029 (a)	410,000	345,447
7.88%, 4/15/2032 (a)	490,000	397,452
Williams Cos., Inc. (The)
4.65%, 8/15/2032	2,635,000	2,550,146
5.80%, 11/15/2054	2,000,000	1,892,981
6.00%, 3/15/2055	3,435,000	3,336,013
		242,307,494
Passenger Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	975,000	973,334
7.25%, 2/15/2028 (a)	245,000	247,449
5.75%, 4/20/2029 (a)	4,525,000	4,443,449
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	680,000	672,633
United Airlines Pass-Through Trust Series 2016-2, Class A Shares, 3.10%, 10/7/2028	6,236	5,742
United Airlines, Inc. 4.63%, 4/15/2029 (a)	1,680,000	1,595,751
		7,938,358
Personal Care Products — 0.0% ^
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	595,000	584,977
Kenvue, Inc. 5.10%, 3/22/2043	300,000	283,492

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Personal Care Products — continued
Perrigo Finance Unlimited Co.
4.90%, 6/15/2030 (h)	765,000	736,474
Series USD, 6.13%, 9/30/2032	728,000	726,712
		2,331,655
Pharmaceuticals — 0.5%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	1,454,000	1,439,485
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (a)	263,000	259,108
Bausch Health Cos., Inc. 4.88%, 6/1/2028 (a)	280,000	228,550
Bristol-Myers Squibb Co.
5.75%, 2/1/2031	500,000	529,013
5.20%, 2/22/2034	1,760,000	1,773,465
4.13%, 6/15/2039	629,000	545,720
2.35%, 11/13/2040	480,000	320,436
3.70%, 3/15/2052	975,000	689,612
5.55%, 2/22/2054	12,185,000	11,571,135
3.90%, 3/15/2062	180,000	125,172
6.40%, 11/15/2063	520,000	547,602
5.65%, 2/22/2064	2,720,000	2,571,810
Eli Lilly & Co. 4.95%, 2/27/2063	740,000	651,539
Merck & Co., Inc.
4.00%, 3/7/2049	240,000	186,489
2.90%, 12/10/2061	605,000	341,819
Organon & Co.
4.13%, 4/30/2028 (a)	700,000	657,528
5.13%, 4/30/2031 (a)	1,475,000	1,239,414
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 5/19/2033	540,000	530,987
5.30%, 5/19/2053	3,275,000	3,001,764
Pfizer, Inc. 4.40%, 5/15/2044	500,000	426,324
Takeda Pharmaceutical Co. Ltd. (Japan)
5.00%, 11/26/2028	1,000,000	1,013,702
5.65%, 7/5/2044	236,000	228,181
3.18%, 7/9/2050	743,000	470,930
Zoetis, Inc.
2.00%, 5/15/2030	435,000	386,183
5.60%, 11/16/2032	214,000	223,175
		29,959,143
Real Estate Management & Development — 0.0% ^
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (a)	200,000	196,962
Triad Properties Corp. 10.50%, 4/1/2052 ‡	800,000	800,000
		996,962
Residential REITs — 0.1%
Camden Property Trust
5.85%, 11/3/2026	400,000	407,024
3.15%, 7/1/2029	130,000	123,216

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Residential REITs — continued
Essex Portfolio LP
2.65%, 3/15/2032	535,000	458,682
5.50%, 4/1/2034	2,160,000	2,170,165
Mid-America Apartments LP 4.20%, 6/15/2028	100,000	99,208
UDR, Inc.
2.10%, 8/1/2032	45,000	36,467
5.13%, 9/1/2034	360,000	350,919
		3,645,681
Retail REITs — 0.1%
NNN REIT, Inc.
3.60%, 12/15/2026	39,000	38,361
5.60%, 10/15/2033	100,000	101,398
5.50%, 6/15/2034	220,000	220,263
3.50%, 4/15/2051	1,145,000	766,360
Realty Income Corp.
4.13%, 10/15/2026	44,000	43,774
3.25%, 1/15/2031	579,000	534,804
2.70%, 2/15/2032	780,000	678,484
5.38%, 9/1/2054	450,000	421,447
Regency Centers LP 3.70%, 6/15/2030	685,000	655,719
Scentre Group Trust 1 (Australia) 3.25%, 10/28/2025 (a)	160,000	158,972
		3,619,582
Semiconductors & Semiconductor Equipment — 0.4%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	1,930,000	1,936,284
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	1,050,000	1,095,081
Broadcom, Inc.
2.45%, 2/15/2031 (a)	7,150,000	6,321,554
3.14%, 11/15/2035 (a)	7,275,000	6,025,264
Entegris, Inc.
4.38%, 4/15/2028 (a)	500,000	482,734
5.95%, 6/15/2030 (a)	1,945,000	1,946,068
Foundry JV Holdco LLC 5.50%, 1/25/2031 (a)	1,235,000	1,250,963
KLA Corp.
4.65%, 7/15/2032	440,000	437,139
5.00%, 3/15/2049	100,000	89,683
3.30%, 3/1/2050	280,000	189,136
Marvell Technology, Inc.
5.75%, 2/15/2029	550,000	568,828
2.95%, 4/15/2031	340,000	304,015
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	750,000	716,316
Synaptics, Inc. 4.00%, 6/15/2029 (a)	1,280,000	1,189,806
Texas Instruments, Inc. 5.05%, 5/18/2063	2,711,000	2,393,702
TSMC Arizona Corp. (Taiwan) 2.50%, 10/25/2031	960,000	848,813
TSMC Global Ltd. (Taiwan) 1.00%, 9/28/2027 (a)	380,000	350,409
		26,145,795

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Software — 0.6%
Cadence Design Systems, Inc. 4.30%, 9/10/2029	1,000,000	993,197
Elastic NV 4.13%, 7/15/2029 (a)	1,005,000	942,358
Fair Isaac Corp. 6.00%, 5/15/2033 (a)	435,000	434,179
Intuit, Inc.
5.20%, 9/15/2033	1,670,000	1,708,219
5.50%, 9/15/2053	580,000	561,332
Microsoft Corp. 2.50%, 9/15/2050	300,000	180,415
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	1,250,000	1,232,832
5.13%, 4/15/2029 (a)	1,189,000	1,158,830
Oracle Corp.
2.65%, 7/15/2026	583,000	570,785
2.30%, 3/25/2028	15,000	14,170
2.88%, 3/25/2031	750,000	676,152
5.50%, 8/3/2035	7,797,000	7,833,050
3.65%, 3/25/2041	7,115,000	5,461,559
3.95%, 3/25/2051	375,000	268,170
5.38%, 9/27/2054	160,000	141,906
4.38%, 5/15/2055	305,000	231,308
6.00%, 8/3/2055	4,700,000	4,556,788
RingCentral, Inc. 8.50%, 8/15/2030 (a)	1,205,000	1,272,744
Roper Technologies, Inc.
1.75%, 2/15/2031	355,000	300,893
4.75%, 2/15/2032	440,000	435,310
4.90%, 10/15/2034	1,720,000	1,668,874
Salesforce, Inc. 2.70%, 7/15/2041	1,820,000	1,272,653
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	755,000	754,158
6.50%, 6/1/2032 (a)	535,000	549,334
Synopsys, Inc.
5.00%, 4/1/2032	2,490,000	2,494,398
5.15%, 4/1/2035	602,000	595,013
5.70%, 4/1/2055	1,196,000	1,141,788
VMware LLC 4.65%, 5/15/2027	285,000	285,422
Workday, Inc. 3.70%, 4/1/2029	172,000	166,610
		37,902,447
Specialized REITs — 0.1%
American Tower Corp.
1.45%, 9/15/2026	85,000	81,702
5.20%, 2/15/2029	600,000	610,543
5.00%, 1/31/2030	2,500,000	2,527,009
5.90%, 11/15/2033	100,000	104,255
Crown Castle, Inc. 2.90%, 3/15/2027	270,000	261,737
Equinix, Inc. 3.90%, 4/15/2032	280,000	262,981
Extra Space Storage LP 2.20%, 10/15/2030	88,000	76,500
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	495,000	489,134

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialized REITs — continued
5.25%, 3/15/2028 (a)	590,000	583,529
5.00%, 7/15/2028 (a)	1,935,000	1,905,762
6.25%, 1/15/2033 (a)	516,000	520,846
Public Storage Operating Co.
2.25%, 11/9/2031	90,000	77,516
5.10%, 8/1/2033	304,000	308,271
SBA Communications Corp. 3.13%, 2/1/2029	1,015,000	944,251
		8,754,036
Specialty Retail — 0.3%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	322,000	313,704
4.63%, 11/15/2029 (a)	680,000	646,436
AutoZone, Inc.
1.65%, 1/15/2031	500,000	423,633
5.40%, 7/15/2034	500,000	503,834
Bath & Body Works, Inc.
7.50%, 6/15/2029	923,000	946,068
6.63%, 10/1/2030 (a)	1,345,000	1,373,780
6.88%, 11/1/2035	950,000	956,764
Escrow Rite Aid 0.00%, 12/31/2049 ‡	9,606	—
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	1,155,000	1,054,722
Home Depot, Inc. (The)
1.88%, 9/15/2031	770,000	656,586
4.95%, 6/25/2034	6,110,000	6,112,771
4.25%, 4/1/2046	301,000	246,038
3.63%, 4/15/2052	805,000	570,341
Lithia Motors, Inc. 3.88%, 6/1/2029 (a)	525,000	494,448
O'Reilly Automotive, Inc.
1.75%, 3/15/2031	73,000	61,951
4.70%, 6/15/2032	90,000	88,058
Penske Automotive Group, Inc. 3.75%, 6/15/2029	989,000	927,064
PetSmart, Inc. 4.75%, 2/15/2028 (a)	2,715,000	2,620,169
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	1,580,000	1,509,271
TJX Cos., Inc. (The) 3.88%, 4/15/2030	160,000	156,791
		19,662,429
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
4.38%, 5/13/2045	429,000	372,417
2.65%, 2/8/2051	1,480,000	897,909
2.70%, 8/5/2051	670,000	407,083
2.85%, 8/5/2061	750,000	438,931
Seagate HDD Cayman
4.09%, 6/1/2029	165,000	157,793
3.13%, 7/15/2029	335,000	301,500
8.25%, 12/15/2029	1,009,000	1,075,458
4.13%, 1/15/2031	114,000	105,666
8.50%, 7/15/2031	655,000	699,392

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — continued
9.63%, 12/1/2032	155,000	175,929
Xerox Holdings Corp. 8.88%, 11/30/2029 (a)	480,000	323,440
		4,955,518
Textiles, Apparel & Luxury Goods — 0.0% ^
William Carter Co. (The) 5.63%, 3/15/2027 (a)	205,000	203,603
Tobacco — 0.6%
Altria Group, Inc.
2.45%, 2/4/2032	480,000	407,356
5.63%, 2/6/2035	5,385,000	5,406,063
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	1,045,000	982,659
4.39%, 8/15/2037	5,529,000	4,863,896
3.73%, 9/25/2040	2,874,000	2,204,044
5.65%, 3/16/2052	1,080,000	976,830
Imperial Brands Finance plc (United Kingdom) 5.88%, 7/1/2034 (a)	8,860,000	8,909,160
Japan Tobacco, Inc. (Japan) 5.85%, 6/15/2035 (a)	1,490,000	1,536,283
Philip Morris International, Inc.
3.13%, 3/2/2028	459,000	445,616
5.75%, 11/17/2032	820,000	858,568
5.38%, 2/15/2033	1,545,000	1,575,413
5.63%, 9/7/2033	6,640,000	6,862,549
5.25%, 2/13/2034	3,618,000	3,640,694
4.38%, 11/15/2041	345,000	294,164
		38,963,295
Trading Companies & Distributors — 0.2%
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	1,387,000	1,376,908
Imola Merger Corp. 4.75%, 5/15/2029 (a)	805,000	771,342
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	765,000	784,393
United Rentals North America, Inc.
4.88%, 1/15/2028	1,360,000	1,345,570
5.25%, 1/15/2030	1,305,000	1,296,959
6.13%, 3/15/2034 (a)	1,880,000	1,905,585
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a)	700,000	708,274
6.38%, 3/15/2029 (a)	1,015,000	1,036,063
6.63%, 3/15/2032 (a)	1,640,000	1,678,918
6.38%, 3/15/2033 (a)	270,000	275,012
		11,179,024
Water Utilities — 0.0% ^
American Water Capital Corp.
5.15%, 3/1/2034	500,000	499,373
5.45%, 3/1/2054	420,000	394,051
		893,424
Wireless Telecommunication Services — 0.2%
Hughes Satellite Systems Corp. 5.25%, 8/1/2026	185,000	166,770

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Wireless Telecommunication Services — continued
T-Mobile USA, Inc.
4.80%, 7/15/2028	2,140,000	2,162,894
2.63%, 2/15/2029	1,493,000	1,388,822
3.38%, 4/15/2029	3,835,000	3,657,364
5.20%, 1/15/2033	1,050,000	1,053,970
5.05%, 7/15/2033	355,000	351,974
3.40%, 10/15/2052	1,505,000	982,820
5.75%, 1/15/2054	665,000	637,621
5.50%, 1/15/2055	1,500,000	1,386,588
United States Cellular Corp. 6.70%, 12/15/2033	455,000	489,610
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	1,000,000	936,058
		13,214,491
Total Corporate Bonds (Cost $1,990,041,195)		1,989,647,674
Mortgage-Backed Securities — 23.1%
FHLMC Gold Pools, 30 Year Pool # G60855, 4.50%, 12/1/2045	55,035	53,319
FHLMC Gold Pools, Other
Pool # WN1158, 1.80%, 11/1/2028	4,000,000	3,681,443
Pool # WN2203, 3.75%, 8/1/2032	1,200,000	1,131,554
Pool # WN3233, 3.19%, 7/1/2033	4,000,000	3,637,354
Pool # N31271, 4.50%, 1/1/2036	11,520	11,137
Pool # RE0003, 4.00%, 7/1/2049	1,946,414	1,849,409
Pool # RE6055, 2.50%, 8/1/2050	12,522,788	10,020,472
FHLMC UMBS, 15 Year Pool # SB1377, 1.00%, 3/1/2037	12,628,664	11,070,048
FHLMC UMBS, 20 Year Pool # SC0310, 2.00%, 8/1/2042	807,300	680,945
FHLMC UMBS, 30 Year
Pool # SI2041, 3.00%, 10/1/2049	12,839,928	11,024,518
Pool # QA5045, 4.00%, 11/1/2049	41,596	38,622
Pool # RA1983, 3.00%, 2/1/2050	3,707,405	3,189,760
Pool # QB1397, 2.50%, 7/1/2050	1,929,707	1,575,419
Pool # SD8089, 2.50%, 7/1/2050	3,892,606	3,212,079
Pool # QB1686, 2.50%, 8/1/2050	2,671,848	2,212,174
Pool # QB2772, 2.50%, 8/1/2050	1,975,798	1,627,290
Pool # SI2064, 3.00%, 8/1/2050	4,216,923	3,623,997
Pool # RA5422, 3.00%, 6/1/2051	7,459,770	6,410,772
Pool # QC7968, 2.50%, 10/1/2051	3,592,779	2,968,631
Pool # RA6228, 2.50%, 11/1/2051	4,584,984	3,779,233
Pool # QD0295, 3.00%, 11/1/2051	3,857,194	3,314,804
Pool # RA6222, 3.00%, 11/1/2051	2,989,254	2,551,567
Pool # SD0781, 3.00%, 11/1/2051	8,867,425	7,594,514
Pool # SD2968, 2.00%, 12/1/2051	5,982,628	4,715,002
Pool # RA6359, 2.50%, 12/1/2051	4,431,121	3,630,624
Pool # RA6617, 2.50%, 1/1/2052	6,194,668	5,107,395
Pool # RA6815, 2.50%, 2/1/2052	1,359,836	1,121,157
Pool # SD3770, 2.50%, 3/1/2052	2,091,086	1,714,782
Pool # SD2301, 3.50%, 3/1/2052	1,202,962	1,074,419
Pool # SD7554, 2.50%, 4/1/2052	6,262,386	5,181,468

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # QE1075, 3.00%, 4/1/2052	1,354,379	1,161,998
Pool # SD1464, 3.00%, 5/1/2052	918,907	783,913
Pool # SD1844, 3.00%, 6/1/2052	14,792,572	12,669,161
Pool # RA7468, 4.00%, 6/1/2052	8,907,229	8,178,409
Pool # RA7522, 4.50%, 6/1/2052	5,129,027	4,847,033
Pool # SD3781, 4.00%, 7/1/2052	4,554,480	4,182,818
Pool # SD1303, 4.50%, 7/1/2052	1,269,600	1,200,926
Pool # SD1189, 5.00%, 7/1/2052	7,787,458	7,569,357
Pool # SD1305, 5.00%, 7/1/2052	12,973,622	12,619,106
Pool # QE8520, 3.50%, 8/1/2052	12,433,255	11,043,960
Pool # SD4181, 3.50%, 8/1/2052	4,970,372	4,443,879
Pool # QE8091, 4.00%, 8/1/2052	1,549,866	1,423,292
Pool # SD1725, 4.00%, 10/1/2052	1,709,364	1,569,586
Pool # QF3433, 5.00%, 11/1/2052	1,840,500	1,795,005
Pool # RA8766, 5.00%, 3/1/2053	1,685,539	1,635,782
Pool # SD3567, 4.50%, 5/1/2053	3,380,729	3,206,999
Pool # SD3879, 5.00%, 5/1/2053	8,367,170	8,118,021
Pool # RA9669, 5.00%, 8/1/2053	3,633,555	3,525,353
Pool # RA9626, 5.50%, 8/1/2053	6,207,023	6,186,791
Pool # RJ1261, 5.00%, 4/1/2054	5,334,440	5,179,397
Pool # RJ1756, 4.50%, 6/1/2054	5,968,743	5,632,387
Pool # SD6729, 4.50%, 8/1/2054	9,585,730	9,061,198
Pool # RJ2912, 5.50%, 11/1/2054	6,546,199	6,519,080
Pool # RJ2914, 5.50%, 11/1/2054	10,587,511	10,529,500
Pool # SD7411, 5.50%, 1/1/2055	16,837,962	16,711,283
FNMA UMBS, 15 Year Pool # FM8445, 3.00%, 4/1/2033	1,875,476	1,842,240
FNMA UMBS, 20 Year Pool # MA3004, 4.00%, 5/1/2037	259,658	255,035
FNMA UMBS, 30 Year
Pool # AL2374, 4.00%, 12/1/2041	76,499	72,853
Pool # AL4244, 4.00%, 7/1/2042	85,883	81,737
Pool # BM1164, 3.50%, 12/1/2045	65,439	59,506
Pool # MA3073, 4.50%, 7/1/2047	14,699	14,120
Pool # BK4769, 5.00%, 8/1/2048	267,410	264,570
Pool # BN5013, 5.00%, 1/1/2049	100,454	99,279
Pool # BO1073, 4.50%, 6/1/2049	12,755	12,127
Pool # BO3039, 3.00%, 7/1/2049	151,259	129,030
Pool # BN6475, 4.00%, 7/1/2049	7,442	6,907
Pool # BO2562, 4.00%, 7/1/2049	66,976	62,363
Pool # BO4519, 4.00%, 8/1/2049	3,345	3,102
Pool # BO2203, 3.50%, 9/1/2049	201,327	180,584
Pool # FS1186, 3.50%, 1/1/2050	1,473,914	1,308,911
Pool # FM3365, 3.00%, 3/1/2050	2,551,807	2,194,844
Pool # CA5702, 2.50%, 5/1/2050	1,139,432	941,442
Pool # CA6417, 3.00%, 7/1/2050	3,600,214	3,110,656
Pool # CA6587, 2.00%, 8/1/2050	1,865,648	1,471,304
Pool # BQ0795, 2.50%, 9/1/2050	3,914,047	3,224,453
Pool # CA6989, 2.50%, 9/1/2050	4,045,831	3,349,685
Pool # FM5179, 2.00%, 12/1/2050	13,390,815	10,575,157
Pool # BQ4516, 2.00%, 2/1/2051	7,324,317	5,734,803

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CB0397, 3.00%, 5/1/2051	924,030	793,403
Pool # FS5384, 2.50%, 6/1/2051	5,246,928	4,331,379
Pool # BT2415, 2.50%, 7/1/2051	6,123,474	5,029,312
Pool # FM7957, 2.50%, 7/1/2051	13,527,748	11,191,669
Pool # CB1401, 3.00%, 8/1/2051	5,071,647	4,367,520
Pool # CB1406, 3.00%, 8/1/2051	12,661,693	10,871,637
Pool # CB1411, 3.00%, 8/1/2051	3,251,183	2,791,581
Pool # CB1684, 3.00%, 9/1/2051	8,625,077	7,412,148
Pool # MA4415, 3.00%, 9/1/2051	4,264,078	3,646,583
Pool # BU0070, 2.50%, 10/1/2051	809,827	664,326
Pool # FM9198, 2.50%, 11/1/2051	5,661,525	4,672,186
Pool # FS5389, 2.50%, 11/1/2051	2,496,167	2,056,448
Pool # CB2165, 3.00%, 11/1/2051	5,079,540	4,381,504
Pool # FS0009, 3.50%, 11/1/2051	2,774,757	2,470,965
Pool # FM9961, 3.00%, 12/1/2051	421,161	358,846
Pool # MA4494, 3.00%, 12/1/2051	3,566,310	3,054,361
Pool # FS4108, 4.00%, 12/1/2051	3,270,172	3,007,887
Pool # CB2637, 2.50%, 1/1/2052	404,816	331,938
Pool # FS0374, 2.50%, 1/1/2052	16,254,479	13,402,364
Pool # FS9472, 2.50%, 1/1/2052	5,904,621	4,858,630
Pool # BV0273, 3.00%, 1/1/2052	259,509	221,292
Pool # BV0492, 3.00%, 1/1/2052	3,603,652	3,094,164
Pool # CB2869, 2.50%, 2/1/2052	8,127,643	6,646,404
Pool # MA4548, 2.50%, 2/1/2052	5,792,291	4,735,234
Pool # BV3930, 3.00%, 2/1/2052	517,654	442,111
Pool # BV0295, 3.50%, 2/1/2052	500,563	449,321
Pool # FS7119, 2.50%, 3/1/2052	6,227,373	5,126,989
Pool # FS7150, 2.50%, 3/1/2052	8,126,083	6,694,570
Pool # FS7942, 2.50%, 3/1/2052	7,777,299	6,409,228
Pool # FS0957, 3.00%, 3/1/2052	242,589	206,485
Pool # FS1954, 3.00%, 3/1/2052	1,538,068	1,335,977
Pool # FS4393, 3.00%, 3/1/2052	2,827,279	2,410,898
Pool # CB3132, 3.50%, 3/1/2052	2,706,914	2,403,447
Pool # FA1020, 3.00%, 4/1/2052	14,752,327	12,766,809
Pool # FS1538, 3.00%, 4/1/2052	7,747,339	6,652,023
Pool # BV7203, 3.50%, 4/1/2052	5,490,009	4,875,493
Pool # CB3378, 4.00%, 4/1/2052	2,833,811	2,601,943
Pool # CB3384, 4.00%, 4/1/2052	6,660,669	6,116,381
Pool # BW6017, 3.50%, 5/1/2052	527,117	471,911
Pool # CB3504, 3.50%, 5/1/2052	12,561,294	11,199,525
Pool # CB3608, 3.50%, 5/1/2052	4,421,070	3,933,961
Pool # FS8820, 3.00%, 7/1/2052	42,188,996	36,132,619
Pool # FS2588, 4.50%, 8/1/2052	1,449,703	1,371,283
Pool # FS3536, 4.50%, 8/1/2052	1,651,905	1,561,184
Pool # CB4830, 4.50%, 9/1/2052	1,237,988	1,170,139
Pool # FS3829, 4.50%, 9/1/2052	1,262,928	1,194,617
Pool # CB4624, 5.00%, 9/1/2052	7,564,646	7,357,251
Pool # CB4628, 5.00%, 9/1/2052	2,016,522	1,958,595
Pool # FS2982, 5.00%, 9/1/2052	2,648,839	2,574,651

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BW7443, 4.50%, 10/1/2052	8,383,835	7,925,179
Pool # CB4837, 5.00%, 10/1/2052	1,442,057	1,414,192
Pool # BW1328, 5.00%, 11/1/2052	8,190,721	7,950,807
Pool # BX0627, 5.00%, 11/1/2052	1,750,063	1,705,593
Pool # CB5413, 4.00%, 12/1/2052	1,903,989	1,751,252
Pool # CB5428, 4.50%, 12/1/2052	1,908,767	1,810,677
Pool # BX3808, 5.00%, 3/1/2053	698,758	681,453
Pool # BX3811, 5.00%, 3/1/2053	1,501,262	1,463,099
Pool # CB5896, 5.00%, 3/1/2053	1,694,026	1,646,714
Pool # BX3824, 5.50%, 3/1/2053	335,810	334,580
Pool # CB5907, 5.50%, 3/1/2053	982,902	978,615
Pool # BY4714, 5.00%, 6/1/2053	3,045,494	2,952,551
Pool # BY4776, 5.00%, 7/1/2053	2,887,875	2,799,742
Pool # BY4736, 5.50%, 7/1/2053	2,645,336	2,635,648
Pool # BY7218, 5.00%, 9/1/2053	1,522,628	1,476,160
Pool # FS7420, 6.00%, 1/1/2054	3,177,733	3,220,302
Pool # DB3630, 5.50%, 6/1/2054	1,957,667	1,953,692
Pool # DB4826, 5.50%, 11/1/2054	7,590,383	7,516,674
Pool # DB4845, 5.00%, 12/1/2054	14,880,425	14,536,102
Pool # DC6726, 5.00%, 12/1/2054	6,781,996	6,592,059
Pool # FA0345, 5.50%, 2/1/2055	10,693,152	10,644,495
FNMA, Other
Pool # AM0414, 2.87%, 9/1/2027	384,920	374,618
Pool # AN7560, 2.90%, 12/1/2027	175,010	169,001
Pool # BS8981, 5.04%, 2/1/2029	3,801,321	3,885,889
Pool # BL2367, 3.48%, 5/1/2029	514,921	498,826
Pool # BS6079, 3.52%, 7/1/2029	2,500,000	2,424,922
Pool # AN6730, 3.01%, 9/1/2029	1,945,882	1,850,871
Pool # BS6621, 3.50%, 9/1/2029	4,000,000	3,862,013
Pool # BS7011, 4.81%, 9/1/2029	2,934,789	2,969,066
Pool # BS8075, 5.00%, 9/1/2029	1,491,875	1,528,761
Pool # BZ1760, 4.82%, 11/1/2029	5,518,820	5,634,706
Pool # BS1577, 1.82%, 2/1/2030	828,901	741,254
Pool # BS6827, 4.19%, 5/1/2030	892,498	883,650
Pool # BS4878, 2.44%, 6/1/2030	575,088	525,205
Pool # BS8846, 4.09%, 7/1/2030	2,500,000	2,462,373
Pool # BS9022, 4.46%, 7/1/2030	2,640,000	2,644,730
Pool # 387898, 3.71%, 8/1/2030	717,662	691,124
Pool # BS6088, 4.04%, 8/1/2030	4,615,000	4,507,878
Pool # BS5171, 2.51%, 10/1/2030	1,925,000	1,750,735
Pool # BS8033, 4.43%, 11/1/2030	3,075,471	3,072,098
Pool # BS8306, 4.52%, 12/1/2030	2,939,974	2,948,558
Pool # BS9296, 4.80%, 12/1/2030	2,496,045	2,534,029
Pool # BL9645, 1.50%, 1/1/2031	100,000	85,368
Pool # BL9627, 1.56%, 1/1/2031	500,000	427,891
Pool # BS1731, 1.82%, 1/1/2031	936,570	819,533
Pool # BS1304, 1.54%, 3/1/2031	1,500,000	1,276,663
Pool # BS2422, 1.67%, 7/1/2031	1,200,000	1,018,869
Pool # BS2898, 1.56%, 9/1/2031	1,000,000	838,173

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BS4116, 2.28%, 10/1/2031	752,096	660,568
Pool # BZ2139, 4.00%, 10/1/2031	11,300,000	10,969,113
Pool # BS3612, 1.93%, 11/1/2031	1,500,000	1,278,677
Pool # BM6857, 1.83%, 12/1/2031 (g)	23,312,746	19,877,325
Pool # BS4505, 1.93%, 1/1/2032	8,000,000	6,863,281
Pool # BS4563, 2.01%, 1/1/2032	1,100,000	945,142
Pool # BS3464, 2.03%, 1/1/2032	1,107,287	952,705
Pool # BZ2889, 4.37%, 1/1/2032	5,972,698	5,914,704
Pool # BZ2252, 4.65%, 1/1/2032	8,662,357	8,705,585
Pool # BS4709, 2.22%, 2/1/2032	2,000,000	1,719,979
Pool # BM7037, 1.76%, 3/1/2032 (g)	1,096,330	924,962
Pool # BS4654, 2.39%, 3/1/2032	1,408,635	1,237,452
Pool # BL6367, 1.82%, 4/1/2032	316,843	269,187
Pool # BS5130, 2.55%, 4/1/2032	471,673	420,149
Pool # BS5463, 3.34%, 5/1/2032	1,705,485	1,589,739
Pool # BS5597, 3.59%, 5/1/2032	1,175,000	1,103,470
Pool # BS5195, 2.80%, 6/1/2032	2,015,010	1,803,856
Pool # BS5875, 3.66%, 6/1/2032	2,070,326	1,951,291
Pool # BZ2225, 4.83%, 7/1/2032	2,000,000	2,017,808
Pool # BS6301, 3.67%, 8/1/2032	945,000	888,117
Pool # BS6385, 3.89%, 8/1/2032	2,392,206	2,298,005
Pool # BS6448, 3.93%, 8/1/2032	1,550,000	1,481,273
Pool # BS6502, 3.41%, 9/1/2032	2,887,862	2,693,820
Pool # BS6335, 3.75%, 9/1/2032	1,019,288	968,338
Pool # BS6339, 3.80%, 9/1/2032	1,056,986	998,380
Pool # BS6347, 4.03%, 9/1/2032	350,000	331,470
Pool # BM6466, 1.33%, 10/1/2032 (g)	11,433,116	9,189,374
Pool # BS6417, 3.83%, 10/1/2032	2,555,639	2,428,320
Pool # BS6951, 3.90%, 10/1/2032	13,290,000	12,631,044
Pool # BS6759, 3.97%, 10/1/2032	871,212	832,385
Pool # BZ1174, 5.33%, 10/1/2032	9,933,777	10,269,608
Pool # BL8708, 1.40%, 11/1/2032	200,000	159,631
Pool # BM6491, 1.46%, 11/1/2032 (g)	13,757,175	11,168,762
Pool # BS6995, 4.18%, 11/1/2032	1,015,000	983,722
Pool # BS6849, 4.23%, 11/1/2032	771,246	752,606
Pool # BS6815, 4.71%, 11/1/2032	1,283,000	1,283,845
Pool # BS6994, 4.85%, 11/1/2032	661,000	667,499
Pool # BS7203, 4.98%, 11/1/2032	1,249,000	1,273,833
Pool # BS7095, 4.80%, 12/1/2032	1,023,597	1,031,717
Pool # BM6552, 1.56%, 1/1/2033 (g)	19,086,872	15,562,888
Pool # BS7663, 4.71%, 1/1/2033	1,968,997	1,969,561
Pool # AN8257, 3.26%, 2/1/2033	926,511	851,685
Pool # BS7671, 4.76%, 2/1/2033	2,177,000	2,187,245
Pool # BS8334, 4.71%, 3/1/2033	2,368,369	2,362,980
Pool # BS1636, 2.25%, 4/1/2033	1,138,043	971,115
Pool # BS7740, 4.11%, 4/1/2033	2,000,000	1,919,757
Pool # BS8277, 4.39%, 4/1/2033	3,014,000	2,951,195
Pool # BS8157, 4.51%, 4/1/2033	2,750,000	2,714,525
Pool # BS8256, 4.53%, 4/1/2033	2,000,000	1,967,329

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BS8055, 4.71%, 4/1/2033	1,500,000	1,500,850
Pool # BS8250, 4.51%, 5/1/2033	1,717,463	1,697,064
Pool # BS8152, 4.55%, 5/1/2033	2,000,000	1,978,781
Pool # BS8703, 4.48%, 6/1/2033	3,000,000	2,951,701
Pool # AN6000, 3.21%, 7/1/2033	934,755	849,665
Pool # AN9725, 3.76%, 7/1/2033	97,489	92,281
Pool # BS8883, 4.58%, 7/1/2033	2,558,000	2,517,192
Pool # BS9146, 4.35%, 8/1/2033	2,000,000	1,948,367
Pool # BS2496, 1.88%, 9/1/2033	25,000,000	20,268,609
Pool # BS6038, 3.98%, 9/1/2033	2,085,000	1,958,606
Pool # BS8897, 4.55%, 9/1/2033	3,115,000	3,080,185
Pool # BS9616, 4.79%, 9/1/2033	1,203,000	1,200,489
Pool # BS9470, 4.45%, 10/1/2033	3,000,000	2,939,797
Pool # BS9182, 4.52%, 10/1/2033	1,216,000	1,197,514
Pool # BS9310, 4.64%, 10/1/2033	1,718,898	1,707,102
Pool # BS4197, 2.14%, 12/1/2033	486,411	406,538
Pool # BS4110, 2.13%, 1/1/2034	12,200,000	10,140,909
Pool # BZ0419, 4.25%, 1/1/2034	5,000,000	4,826,129
Pool # BZ0410, 4.52%, 1/1/2034	10,440,000	10,278,531
Pool # BZ0430, 4.32%, 2/1/2034	3,625,000	3,510,603
Pool # BZ0420, 4.60%, 2/1/2034	20,000,000	19,785,591
Pool # BZ0401, 4.52%, 3/1/2034	15,000,000	14,748,485
Pool # BL3625, 2.89%, 9/1/2034	2,107,000	1,824,427
Pool # BL3756, 2.92%, 9/1/2034	4,947,308	4,330,353
Pool # BS6427, 3.75%, 9/1/2034	1,010,000	931,833
Pool # BL3772, 2.92%, 10/1/2034	681,426	600,345
Pool # BZ2226, 4.46%, 11/1/2034	9,328,746	9,122,240
Pool # BZ3308, 5.22%, 3/1/2035	9,946,581	10,184,583
Pool # BZ4215, 5.09%, 6/1/2035 ‡ (k)	4,620,000	4,680,638
Pool # BZ4219, 5.20%, 6/1/2035 ‡ (k)	11,000,000	11,226,875
Pool # BS5018, 2.88%, 10/1/2035	750,000	624,524
Pool # AN7345, 3.21%, 11/1/2037	597,089	521,060
Pool # MA1072, 3.50%, 5/1/2042	7,532	6,887
Pool # BF0163, 5.00%, 11/1/2046	6,617,158	6,603,503
Pool # BF0533, 2.50%, 11/1/2050	1,061,655	886,695
Pool # BF0230, 5.50%, 1/1/2058	336,439	343,684
Pool # BF0300, 4.00%, 8/1/2058	4,947,634	4,572,245
Pool # BF0400, 4.00%, 8/1/2059	548,747	501,671
Pool # BF0440, 3.00%, 1/1/2060	4,564,875	3,878,622
Pool # BF0497, 3.00%, 7/1/2060	60,484	51,177
Pool # BF0520, 3.00%, 1/1/2061	2,637,214	2,231,324
Pool # BF0560, 2.50%, 9/1/2061	1,575,187	1,211,455
Pool # BF0562, 3.50%, 9/1/2061	737,325	642,070
Pool # BF0583, 4.00%, 12/1/2061	764,189	695,283
Pool # BF0586, 5.00%, 12/1/2061	712,829	693,574
Pool # BF0617, 2.50%, 3/1/2062	2,823,588	2,171,582
Pool # BF0759, 2.50%, 5/1/2062	7,228,411	5,559,241
Pool # BF0677, 4.00%, 9/1/2062	2,592,641	2,358,892
Pool # BF0736, 4.00%, 6/1/2063	17,755,141	16,154,238

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BF0770, 4.50%, 9/1/2063	10,522,867	9,926,349
Pool # BF0787, 4.50%, 12/1/2063	14,588,583	13,815,642
Pool # BF0804, 3.00%, 4/1/2064	9,590,034	8,066,356
Pool # BF0808, 4.00%, 4/1/2064	17,605,882	16,203,575
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 7/25/2055 (k)	80,640,000	65,689,079
TBA, 3.00%, 7/25/2055 (k)	25,715,000	21,877,812
TBA, 5.00%, 7/25/2055 (k)	37,940,000	36,696,751
TBA, 5.50%, 7/25/2055 (k)	55,000,000	54,395,718
TBA, 6.00%, 7/25/2055 (k)	49,000,000	49,417,062
GNMA I, 30 Year
Pool # 783473, 3.50%, 11/15/2041	3,774,731	3,459,591
Pool # 785994, 4.00%, 2/15/2052	7,794,296	7,184,979
Pool # CO1928, 5.50%, 10/15/2052	1,169,076	1,208,749
Pool # CR2369, 6.00%, 1/15/2053	1,762,439	1,868,932
GNMA II
Pool # CE9366, ARM, 5.60%, 10/20/2071 (g)	4,844,539	5,016,346
Pool # CH4945, ARM, 5.63%, 10/20/2071 (g)	6,391,524	6,622,425
Pool # CH7776, ARM, 5.71%, 10/20/2071 (g)	5,884,861	6,123,462
Pool # CJ7125, ARM, 5.76%, 10/20/2071 (g)	463,964	483,438
Pool # CJ7141, ARM, 5.69%, 11/20/2071 (g)	454,751	472,529
Pool # CE9384, ARM, 5.73%, 11/20/2071 (g)	740,097	770,783
Pool # CE5557, ARM, 5.84%, 11/20/2071 (g)	107,884	112,901
Pool # CK7234, ARM, 5.67%, 2/20/2072 (g)	6,420,123	6,670,687
Pool # CK2792, ARM, 5.83%, 3/20/2072 (g)	842,017	883,755
Pool # CO0363, ARM, 6.00%, 7/20/2072 (g)	792,678	840,403
GNMA II, 30 Year
Pool # AJ9020, 4.50%, 10/20/2044	31,482	29,785
Pool # BB3525, 4.00%, 9/20/2047	18,877	17,406
Pool # AY2413, 4.25%, 10/20/2048	1,443,138	1,346,734
Pool # BJ9820, 4.20%, 1/20/2049	1,012,728	927,575
Pool # BM2418, 4.00%, 8/20/2049	13,148	12,283
Pool # BN7049, 4.50%, 8/20/2049	121,087	115,840
Pool # BP7160, 4.50%, 9/20/2049	63,668	62,381
Pool # CH1162, 3.50%, 6/20/2050	212,377	195,174
Pool # CB8492, 3.50%, 1/20/2051	1,576,939	1,464,072
Pool # CB8531, 3.50%, 2/20/2051	693,064	634,890
Pool # CC9803, 4.00%, 4/20/2051	207,905	191,291
Pool # MA7534, 2.50%, 8/20/2051	3,746,828	3,140,466
Pool # CH1291, 3.50%, 9/20/2051	703,237	630,421
Pool # CH1293, 3.50%, 9/20/2051	2,493,928	2,280,665
Pool # CH1292, 3.50%, 10/20/2051	1,005,234	908,281
Pool # MA7705, 2.50%, 11/20/2051	5,186,380	4,347,051
Pool # MA7706, 3.00%, 11/20/2051	9,714,225	8,468,415
Pool # CH7863, 3.50%, 12/20/2051	637,306	570,396
Pool # CI2080, 3.50%, 12/20/2051	719,832	632,044
Pool # CH0876, 3.00%, 1/20/2052	92,879	80,950
Pool # CH0877, 3.00%, 1/20/2052	246,108	214,496
Pool # CH0878, 3.00%, 1/20/2052	229,069	199,642

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CJ3916, 3.00%, 1/20/2052	682,848	609,896
Pool # CK2608, 3.00%, 1/20/2052	427,314	373,171
Pool # CK4909, 3.00%, 1/20/2052	93,126	81,163
Pool # CK4916, 3.00%, 1/20/2052	187,919	163,779
Pool # CJ8184, 3.50%, 1/20/2052	574,407	511,323
Pool # CK4918, 3.50%, 1/20/2052	68,410	61,172
Pool # CK7137, 4.00%, 1/20/2052	407,582	368,473
Pool # CK2667, 3.00%, 2/20/2052	557,831	486,121
Pool # CK2672, 3.50%, 2/20/2052	562,386	502,532
Pool # CM2154, 3.00%, 3/20/2052	706,074	614,147
Pool # CM2278, 3.50%, 4/20/2052	789,651	705,517
Pool # CO4826, 5.00%, 6/20/2052	538,258	523,151
Pool # CO4847, 5.00%, 7/20/2052	819,130	796,139
Pool # MA8200, 4.00%, 8/20/2052	1,626,645	1,496,412
Pool # MA8264, 2.50%, 9/20/2052	9,134,699	7,656,401
Pool # CO1924, 4.50%, 10/20/2052	1,157,398	1,129,685
Pool # CP8517, 4.50%, 10/20/2052	958,508	895,449
Pool # CO1925, 5.00%, 10/20/2052	961,584	966,304
Pool # MA8423, 2.50%, 11/20/2052	15,241,991	12,782,355
Pool # CO8957, 5.00%, 12/20/2052	6,451,098	6,213,585
Pool # 786842, 4.00%, 4/20/2053	7,725,028	7,000,003
Pool # MA8873, 2.50%, 5/20/2053	16,096,498	13,492,306
Pool # CS4305, 5.50%, 6/20/2053	2,240,072	2,230,931
Pool # CV0175, 6.50%, 6/20/2053	981,049	1,027,674
Pool # MA9011, 2.50%, 7/20/2053	17,916,013	15,021,962
Pool # CS4391, 5.50%, 7/20/2053	2,809,107	2,797,645
Pool # CW7288, 6.50%, 9/20/2053	1,100,927	1,141,114
Pool # MA9299, 2.50%, 10/20/2053	8,365,294	7,016,699
Pool # DD2409, 6.50%, 6/20/2054	1,428,831	1,454,069
GNMA II, Other
Pool # CN0983, 3.50%, 4/20/2062	13,175,895	11,465,350
Pool # 787496, 6.00%, 7/20/2064	3,744,938	3,764,930
GNMA II, Single Family, 30 Year TBA, 5.00%, 6/15/2055 (k)	31,025,000	30,094,097
Goodleap , 11.00%, 7/15/2042 ‡	3,960,000	4,063,237
Oneslt , 8.00%, 12/15/2030 ‡	5,987,709	5,987,709
Total Mortgage-Backed Securities (Cost $1,525,695,983)		1,511,779,547
Asset-Backed Securities — 13.4%
ACC Trust Series 2022-1, Class C, 3.24%, 10/20/2025 (a)	882,822	258,685
ACHV ABS TRUST Series 2023-3PL, Class C, 7.35%, 8/19/2030 (a)	437,902	438,733
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class B, 6.34%, 12/18/2037 (a) (g)	238,601	236,353
Air Canada Pass-Through Trust (Canada) Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	333,600	309,678
Ajax Mortgage Loan Trust Series 2021-G, Class A, 4.88%, 6/25/2061 (a) (g)	4,084,474	4,044,017
American Airlines Pass-Through Trust Series 2015-2, Class A, 4.00%, 9/22/2027	154,877	148,289
American Credit Acceptance Receivables Trust
Series 2022-2, Class E, 6.57%, 6/13/2028 (a)	300,000	300,083
Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	288,524	289,294
Series 2023-3, Class D, 6.82%, 10/12/2029 (a)	1,955,000	1,994,219
American Homes 4 Rent Trust Series 2015-SFR2, Class A, 3.73%, 10/17/2052 (a)	85,080	84,564

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
AMSR Trust
Series 2023-SFR2G, Class G1, 4.50%, 8/19/2028 ‡	3,000,000	2,482,533
Series 2020-SFR2, Class E2, 4.28%, 7/17/2037 (a)	675,000	672,699
Series 2020-SFR3, Class E1, 2.56%, 9/17/2037 (a)	2,082,000	2,062,408
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (a)	350,000	346,572
Series 2020-SFR5, Class D, 2.18%, 11/17/2037 (a)	3,000,000	2,953,568
Series 2020-SFR5, Class F, 2.69%, 11/17/2037 (a)	1,500,000	1,476,733
Series 2021-SFR1, Class F, 3.60%, 6/17/2038 (a)	4,000,000	3,689,686
Series 2021-SFR3, Class C, 1.80%, 10/17/2038 (a)	1,900,000	1,812,822
Series 2021-SFR4, Class F1, 3.16%, 12/17/2038 (a)	6,000,000	5,686,832
Series 2022-SFR1, Class F, 6.02%, 3/17/2039 (a)	750,000	739,787
Series 2022-SFR3, Class D, 4.00%, 10/17/2039 (a)	2,120,000	2,040,116
Series 2022-SFR3, Class E1, 4.00%, 10/17/2039 (a)	1,400,000	1,344,269
Series 2022-SFR3, Class E2, 4.00%, 10/17/2039 (a)	3,504,000	3,349,666
Series 2022-SFR3, Class F, 4.00%, 10/17/2039 (a)	7,000,000	6,574,677
Series 2023-SFR1, Class E2, 4.00%, 4/17/2040 (a)	2,505,000	2,349,242
Series 2023-SFR1, Class F, 4.00%, 4/17/2040 (a)	7,750,000	7,152,201
Series 2023-SFR2, Class E1, 3.95%, 6/17/2040 (a)	3,300,000	3,098,542
Aqua Finance Trust
Series 2019-A, Class B, 3.47%, 7/16/2040 (a)	122,000	117,973
Series 2019-A, Class D, 6.07%, 7/16/2040 (a)	2,487,111	2,422,760
Series 2020-AA, Class D, 7.15%, 7/17/2046 (a)	2,814,056	2,791,621
AutoNation Finance Trust Series 2025-1A, Class D, 5.63%, 9/10/2032 (a)	1,491,000	1,503,367
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class D, 3.34%, 8/20/2026 (a)	3,500,000	3,483,660
Series 2024-2A, Class C, 6.01%, 10/20/2028 (a)	1,200,000	1,207,121
Bastion Funding I LLC Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (a)	1,989,638	1,994,724
BG Beta Ltd. (Cayman Islands)
6.28%, 7/16/2054 ‡	3,841,500	3,892,119
7.12%, 7/16/2054 ‡	4,036,968	4,061,190
Bridge Trust Series 2022-SFR1, Class A, 3.40%, 11/17/2037 (a)	7,364,270	7,283,986
Bridgecrest Lending Auto Securitization Trust
Series 2023-1, Class C, 7.10%, 8/15/2029	5,000,000	5,127,719
Series 2024-3, Class D, 5.83%, 5/15/2030	3,937,000	3,999,595
Series 2024-1, Class E, 8.43%, 10/15/2030 (a)	6,990,000	7,160,259
Series 2025-1, Class D, 5.64%, 11/15/2030	12,700,000	12,829,953
Business Jet Securities LLC
Series 2024-2A, Class B, 5.75%, 9/15/2039 ‡ (a)	13,605,198	13,384,157
Series 2024-2A, Class C, 7.97%, 9/15/2039 ‡ (a)	1,372,582	1,367,684
BXG Receivables Note Trust
Series 2020-A, Class C, 4.22%, 2/28/2036 (a)	1,229,441	1,182,449
Series 2022-A, Class A, 4.12%, 9/28/2037 (a)	2,819,619	2,770,892
Series 2023-A, Class C, 7.38%, 11/15/2038 (a)	1,395,369	1,420,231
CarMax Auto Owner Trust Series 2023-4, Class A3, 6.00%, 7/17/2028	725,000	735,305
Carvana Auto Receivables Trust
Series 2022-P1, Class A4, 3.52%, 2/10/2028	3,500,000	3,467,953
Series 2023-P2, Class A4, 5.38%, 3/12/2029 (a)	2,000,000	2,019,305
Series 2023-P3, Class A4, 5.71%, 7/10/2029 (a)	709,000	726,198
Series 2023-N3, Class C, 6.55%, 12/10/2029 (a)	3,489,000	3,551,572

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Cascade MH Asset Trust
Series 2019-MH1, Class B, 5.00%, 11/25/2044 ‡ (a) (g)	401,843	369,182
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (a)	662,625	601,872
Series 2022-MH1, Class M, 4.25%, 8/25/2054 ‡ (a) (h)	868,150	699,272
Series 2024-MH1, Class B1, 7.50%, 11/25/2056 (a) (g)	2,402,000	2,452,537
Series 2024-MH1, Class B2, 8.35%, 11/25/2056 (a) (g)	2,414,000	2,364,488
Continental Finance Credit Card ABS Master Trust Series 2022-A, Class A, 6.19%, 10/15/2030 (a)	825,000	828,697
CoreVest American Finance Trust
Series 2019-1, Class E, 5.54%, 3/15/2052 (a) (g)	551,000	538,188
Series 2019-2, Class E, 5.14%, 6/15/2052 (a) (g)	1,043,000	977,956
Series 2019-3, Class E, 4.71%, 10/15/2052 (a) (g)	570,000	519,432
CPS Auto Receivables Trust
Series 2022-D, Class D, 8.73%, 1/16/2029 (a)	1,000,000	1,043,517
Series 2023-A, Class D, 6.44%, 4/16/2029 (a)	723,000	735,206
Series 2023-D, Class C, 7.17%, 1/15/2030 (a)	4,100,000	4,181,176
Series 2022-C, Class C, 5.28%, 4/15/2030 (a)	580,706	581,180
Credit Acceptance Auto Loan Trust
Series 2022-3A, Class D, 9.00%, 4/18/2033 (a)	1,000,000	1,025,967
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	1,675,000	1,721,154
Series 2023-2A, Class C, 7.15%, 9/15/2033 (a)	1,500,000	1,532,491
Series 2023-3A, Class C, 7.62%, 12/15/2033 (a)	2,700,000	2,798,814
Series 2023-5A, Class C, 7.30%, 4/17/2034 (a)	4,820,000	5,000,499
7.68%, 4/17/2034 ‡	5,000,000	5,020,500
Credit One Ltd., 6.47%, 2/25/2029 ‡ (a)	5,000,000	5,032,000
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a)	250,000	243,665
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	91,728	90,901
Series 2021-1A, Class D, 3.83%, 11/21/2033 (a)	80,463	79,641
DLLAA LLC Series 2023-1A, Class A3, 5.64%, 2/22/2028 (a)	1,265,000	1,279,451
DP Lion Holdco LLC Series 2023-1A, Class B, 12.73%, 11/30/2043 ‡	1,228,753	1,259,841
Drive Auto Receivables Trust Series 2024-2, Class D, 4.94%, 5/17/2032	5,800,000	5,781,911
DT Auto Owner Trust
Series 2022-3A, Class C, 7.69%, 7/17/2028 (a)	1,065,187	1,074,150
Series 2023-1A, Class D, 6.44%, 11/15/2028 (a)	1,440,000	1,458,594
Series 2023-2A, Class D, 6.62%, 2/15/2029 (a)	1,600,000	1,631,309
Series 2023-2A, Class E, 11.06%, 4/15/2030 (a)	3,000,000	3,230,072
Series 2023-3A, Class E, 10.21%, 5/15/2030 (a)	3,300,000	3,520,516
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class C, 2.09%, 8/27/2035 (a)	205,758	193,628
Series 2021-A, Class D, 3.32%, 8/27/2035 (a)	73,485	68,321
Energy Assets, 8.11%, 8/25/2044 ‡	1,473,702	1,484,531
Enterprise Fleet Financing LLC Series 2025-2, Class A4, 4.58%, 12/22/2031 (a)	6,720,000	6,711,109
Exeter Automobile Receivables Trust
Series 2023-2A, Class C, 5.75%, 7/17/2028	969,000	972,046
Series 2022-3A, Class D, 6.76%, 9/15/2028	1,000,000	1,012,366
Series 2022-5A, Class D, 7.40%, 2/15/2029	1,000,000	1,020,650
Series 2022-6A, Class D, 8.03%, 4/6/2029	1,291,000	1,336,021
Series 2023-4A, Class D, 6.95%, 12/17/2029	1,205,000	1,240,233
Series 2024-2A, Class D, 5.92%, 2/15/2030	5,370,000	5,438,452

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2022-4A, Class E, 8.23%, 3/15/2030 (a)	1,000,000	1,019,608
Series 2024-1A, Class D, 5.84%, 6/17/2030	9,486,000	9,574,908
Series 2023-4A, Class E, 9.57%, 2/18/2031 (a)	1,120,000	1,223,525
Exeter Select Automobile Receivables Trust
Series 2025-1, Class B, 4.87%, 8/15/2031	3,500,000	3,505,865
Series 2025-1, Class C, 5.40%, 8/15/2031	1,800,000	1,815,705
FHF Issuer Trust
Series 2023-2A, Class B, 7.49%, 11/15/2029 (a)	4,550,000	4,746,683
Series 2024-1A, Class B, 6.26%, 3/15/2030 (a)	807,000	826,275
FHF Trust Series 2022-2A, Class A, 6.14%, 12/15/2027 (a)	251,286	252,573
First Investors Auto Owner Trust
Series 2021-2A, Class C, 1.47%, 11/15/2027 (a)	2,577,995	2,540,294
Series 2023-1A, Class C, 6.81%, 12/17/2029 (a)	1,300,000	1,342,915
FirstKey Homes Trust
Series 2020-SFR1, Class H, PO, 8/17/2037 ‡ (a)	7,656,000	7,502,919
Series 2020-SFR1, Class E, 2.79%, 8/17/2037 (a)	2,300,000	2,278,987
Series 2020-SFR1, Class F1, 3.64%, 8/17/2037 (a)	2,201,000	2,184,600
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (a)	8,800,000	8,665,797
Series 2020-SFR2, Class F1, 3.02%, 10/19/2037 (a)	1,000,000	986,426
Series 2020-SFR2, Class F2, 3.12%, 10/19/2037 (a)	560,000	552,270
Series 2022-SFR3, Class F1, PO, 7/17/2038 ‡ (a)	7,000,000	6,455,453
Series 2022-SFR3, Class F2, PO, 7/17/2038 ‡ (a)	3,000,000	2,752,861
Series 2022-SFR3, Class D, 3.50%, 7/17/2038 (a)	1,250,000	1,215,858
Series 2022-SFR3, Class E1, 3.50%, 7/17/2038 (a)	4,500,000	4,365,297
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (a)	500,000	480,286
Series 2021-SFR1, Class F1, 3.24%, 8/17/2038 (a)	1,668,000	1,610,136
Series 2021-SFR1, Class F2, 3.45%, 8/17/2038 (a)	4,712,000	4,556,226
Series 2021-SFR1, Class F3, 3.69%, 8/17/2038 (a)	5,000,000	4,825,520
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (a)	635,000	606,881
Series 2021-SFR2, Class E2, 2.36%, 9/17/2038 (a)	814,000	777,949
Series 2021-SFR2, Class F2, 3.16%, 9/17/2038 (a)	7,886,000	7,507,415
Series 2022-SFR1, Class F1, PO, 5/19/2039 ‡ (a)	6,000,000	5,192,254
Series 2022-SFR1, Class F2, PO, 5/19/2039 ‡ (a)	2,600,000	2,224,678
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (a)	3,165,000	3,131,151
Series 2022-SFR1, Class E2, 5.00%, 5/19/2039 (a)	3,094,000	3,044,184
Series 2022-SFR2, Class E2, 4.50%, 7/17/2039 (a)	492,000	474,552
Series 2022-SFR2, Class F1, 4.50%, 7/17/2039 (a)	6,600,000	6,315,875
Series 2022-SFR2, Class F2, 4.50%, 7/17/2039 (a)	3,000,000	2,856,746
Series 2022-SFR2, Class G, 4.50%, 7/17/2039 (a)	4,710,000	4,419,477
Flagship Credit Auto Trust
Series 2020-4, Class D, 2.18%, 2/16/2027 (a)	169,596	168,150
Series 2021-4, Class C, 1.96%, 12/15/2027 (a)	478,717	473,929
Series 2023-2, Class C, 5.81%, 5/15/2029 (a)	535,000	538,850
FMC GMSR Issuer Trust
Series 2021-GT1, Class B, 4.36%, 7/25/2026 (a) (g)	1,900,000	1,784,530
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (a) (g)	6,900,000	6,912,304
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (a)	7,000,000	6,998,352
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (a)	600,000	605,758
Series 2022-GT2, Class B, 10.07%, 7/25/2027 (a)	1,000,000	1,028,818

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Foundation Finance Trust
Series 2020-1A, Class B, 4.62%, 7/16/2040 (a)	300,000	299,430
Series 2020-1A, Class C, 5.75%, 7/16/2040 (a)	1,450,000	1,449,461
Series 2021-1A, Class C, 2.99%, 5/15/2041 (a)	325,799	307,041
Series 2023-1A, Class D, 9.18%, 12/15/2043 (a)	1,559,386	1,639,136
Series 2024-1A, Class C, 6.53%, 12/15/2049 (a)	548,268	554,509
FREED ABS Trust Series 2022-1FP, Class D, 3.35%, 3/19/2029 (a)	267,648	266,003
FRTKL Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (a)	1,000,000	958,379
FW Energy Asset Issuer LLC, 7.15%, 8/25/2044 ‡	4,568,019	4,604,842
GLS Auto Receivables Issuer Trust
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	4,000,000	3,973,130
Series 2021-2A, Class E, 2.87%, 5/15/2028 (a)	1,500,000	1,475,630
Series 2023-2A, Class E, 9.37%, 1/15/2030 (a)	2,000,000	2,146,013
Series 2023-1A, Class E, 11.42%, 3/15/2030 (a)	1,500,000	1,666,874
Series 2025-1A, Class D, 5.61%, 11/15/2030 (a)	1,700,000	1,720,800
Series 2025-2A, Class D, 5.59%, 1/15/2031 (a)	14,300,000	14,399,302
Series 2025-1A, Class E, 7.19%, 3/15/2032 (a)	1,200,000	1,195,112
GLS Auto Select Receivables Trust
Series 2023-1A, Class A2, 6.27%, 8/16/2027 (a)	352,325	352,989
Series 2024-1A, Class B, 5.32%, 3/15/2030 (a)	1,000,000	1,012,511
Series 2024-1A, Class C, 5.69%, 3/15/2030 (a)	300,000	305,208
Series 2024-1A, Class D, 6.43%, 1/15/2031 (a)	705,000	725,111
GoodLeap Home Improvement Solutions Trust Series 2025-1A, Class A, 5.38%, 2/20/2049 (a)	7,471,025	7,506,511
GS Mortgage-Backed Securities Trust Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (a) (g)	16,490,375	16,529,118
Hertz Vehicle Financing LLC Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	1,397,000	1,417,691
HGI CRE CLO Ltd. (Cayman Islands)
Series 2022-FL3, Class B, 6.93%, 4/20/2037 (a) (g)	1,000,000	1,000,907
Series 2022-FL3, Class E, 8.63%, 4/20/2037 (a) (g)	663,500	659,400
Hilton Grand Vacations Trust
Series 2022-1D, Class D, 6.79%, 6/20/2034 (a)	129,495	127,269
Series 2022-2A, Class D, 8.73%, 1/25/2037 (a)	240,823	243,504
Series 2020-AA, Class C, 6.42%, 2/25/2039 (a)	97,183	97,702
Series 2024-1B, Class D, 8.85%, 9/15/2039 (a)	2,743,957	2,777,995
HIN Timeshare Trust
Series 2020-A, Class D, 5.50%, 10/9/2039 (a)	345,393	334,567
Series 2020-A, Class E, 6.50%, 10/9/2039 (a)	993,004	947,650
HINNT LLC
Series 2022-A, Class D, 6.50%, 5/15/2041 (a)	326,840	317,000
Series 2022-A, Class E, 8.00%, 5/15/2041 (a)	1,279,822	1,239,631
Series 2024-A, Class D, 7.00%, 3/15/2043 (a)	1,546,816	1,510,773
Series 2024-A, Class E, 8.00%, 3/15/2043 (a)	1,676,749	1,598,371
Series 2025-A, Class D, 8.22%, 3/15/2044 (a)	3,293,608	3,271,180
Home Partners of America Trust
Series 2021-2, Class D, 2.65%, 12/17/2026 (a)	9,599,158	9,133,580
Series 2021-2, Class F, 3.80%, 12/17/2026 (a)	10,271,100	9,851,992
Series 2022-1, Class D, 4.73%, 4/17/2039 (a)	3,330,639	3,269,935
Series 2019-2, Class A, 2.70%, 10/19/2039 (a)	1,861,495	1,833,189
Series 2021-3, Class D, 3.00%, 1/17/2041 (a)	3,791,981	3,453,393

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Invitation Homes Trust
Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (a)	4,195,000	3,999,470
Series 2024-SFR1, Class E, 4.50%, 9/17/2041 (a)	5,580,000	5,233,390
John Deere Owner Trust Series 2023-B, Class A4, 5.11%, 5/15/2030	2,200,000	2,222,328
Jonah Energy ABS II LLC
Series 2024-1A, Class B, 11.24%, 8/10/2039 ‡ (a)	5,716,506	5,722,222
Series 2025-1A, Class A2, 7.36%, 12/10/2040 ‡ (a)	7,587,636	7,587,636
Series 2025-1A, Class B, 11.25%, 12/10/2040 ‡ (a)	4,894,339	4,894,339
Jonah Energy ABS LLC Series 2022-1, Class C, 12.66%, 8/10/2039 ‡ (a)	8,000,000	8,040,800
Lending Funding Trust
Series 2020-2A, Class A, 2.32%, 4/21/2031 (a)	3,750,000	3,634,154
Series 2020-2A, Class D, 6.77%, 4/21/2031 (a)	4,000,000	3,881,746
Lendingpoint Asset Securitization Trust Series 2022-A, Class D, 4.54%, 6/15/2029 (a)	626,621	384,123
Lendmark Funding Trust
Series 2021-1A, Class A, 1.90%, 11/20/2031 (a)	844,000	804,783
Series 2021-1A, Class D, 5.05%, 11/20/2031 (a)	4,370,000	3,990,902
Series 2021-2A, Class B, 2.37%, 4/20/2032 (a)	1,545,000	1,422,406
Series 2021-2A, Class D, 4.46%, 4/20/2032 (a)	8,300,000	7,385,069
Series 2022-1A, Class E, 7.58%, 7/20/2032 ‡ (a)	5,000,000	4,955,141
Series 2024-2A, Class E, 8.47%, 2/21/2034 (a)	7,303,000	7,303,483
Series 2025-1A, Class E, 8.91%, 9/20/2034 ‡ (a)	4,745,000	4,813,740
LP LMS Asset Securitization Trust Series 2023-1A, Class B, 7.48%, 10/17/2033 (a)	816,689	816,504
Mariner Finance issuance Trust Series 2024-BA, Class E, 8.80%, 11/20/2038 (a)	6,480,000	6,612,797
Mariner Finance Issuance Trust
Series 2020-AA, Class D, 5.75%, 8/21/2034 (a)	1,582,442	1,580,937
Series 2023-AA, Class E, 11.12%, 10/22/2035 (a)	1,500,000	1,552,314
Series 2021-AA, Class B, 2.33%, 3/20/2036 (a)	1,300,000	1,236,688
Series 2021-AA, Class C, 2.96%, 3/20/2036 (a)	370,000	350,953
Series 2021-AA, Class D, 3.83%, 3/20/2036 (a)	651,000	618,436
Series 2021-AA, Class E, 5.40%, 3/20/2036 (a)	6,040,000	5,736,049
Series 2021-BA, Class E, 4.68%, 11/20/2036 (a)	7,815,000	7,075,120
Marlette Funding Trust
Series 2023-1A, Class C, 7.20%, 4/15/2033 (a)	980,000	986,286
Series 2023-2A, Class C, 6.96%, 6/15/2033 (a)	375,000	377,294
Merchants Fleet Funding LLC Series 2023-1A, Class A, 7.21%, 5/20/2036 (a)	2,133,188	2,151,629
Mercury Financial Credit Card Master Trust Series 2024-2A, Class A, 6.56%, 7/20/2029 (a)	5,785,000	5,833,194
MNR ABS Issuer I LLC, 12.44%, 12/15/2038 ‡	2,810,375	2,880,634
MVW LLC
Series 2020-1A, Class C, 4.21%, 10/20/2037 (a)	56,125	55,221
Series 2020-1A, Class D, 7.14%, 10/20/2037 (a)	561,253	555,201
Series 2019-2A, Class B, 2.44%, 10/20/2038 (a)	25,841	25,341
Series 2023-1A, Class C, 6.54%, 10/20/2040 (a)	1,386,459	1,414,057
Series 2022-2A, Class C, 7.62%, 10/21/2041 (a)	398,296	407,333
Series 2022-2A, Class D, 9.00%, 10/21/2041 (a)	967,062	974,202
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class D, 3.30%, 2/17/2039 (a)	340,000	325,204
Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (a)	420,000	403,064
Series 2022-SFR1, Class F, 4.44%, 2/17/2039 (a)	5,650,000	5,418,774
Nissan Auto Lease Trust Series 2023-B, Class A4, 5.61%, 11/15/2027	800,000	802,909

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	94,886	93,695
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	918,553	884,075
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (a)	1,075,926	1,065,202
Octane Receivables Trust
Series 2022-2A, Class C, 6.29%, 7/20/2028 (a)	1,390,000	1,404,321
Series 2022-2A, Class D, 7.70%, 2/20/2030 (a)	2,000,000	2,052,876
Series 2024-1A, Class D, 6.43%, 10/21/2030 (a)	3,000,000	3,045,491
OneMain Direct Auto Receivables Trust Series 2019-1A, Class B, 3.95%, 11/14/2028 (a)	1,000,000	992,099
Oportun Funding Trust Series 2024-3, Class B, 5.48%, 8/15/2029 (a)	3,617,000	3,614,157
Oportun Issuance Trust
Series 2022-3, Class C, 10.15%, 1/8/2030 (a)	65,236	65,274
Series 2024-1A, Class C, 7.42%, 4/8/2031 (a)	1,200,000	1,209,505
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	160,094	155,999
Series 2021-B, Class C, 3.65%, 5/8/2031 (a)	2,087,228	2,055,110
Series 2022-A, Class C, 7.40%, 6/9/2031 (a)	755,000	765,767
Series 2021-C, Class A, 2.18%, 10/8/2031 (a)	2,281,563	2,224,603
Series 2024-2, Class D, 10.47%, 2/9/2032 (a)	3,000,000	3,124,740
Series 2025-A, Class D, 7.25%, 2/8/2033 (a)	10,659,000	10,503,560
Pagaya AI Technology in Housing Trust
Series 2022-1, Class G, 2.48%, 8/25/2025 (a)	3,000,000	2,944,204
Series 2022-1, Class F, 4.25%, 8/25/2025 (a)	3,148,182	3,103,405
Series 2023-1, Class E2, 3.60%, 10/25/2040 (a)	8,159,000	7,318,803
Porsche Financial Auto Securitization Trust
Series 2023-1A, Class A3, 4.81%, 9/22/2028 (a)	1,002,517	1,003,603
Series 2023-2A, Class A3, 5.79%, 1/22/2029 (a)	492,138	495,079
Prestige Auto Receivables Trust Series 2022-1A, Class C, 7.09%, 8/15/2028 (a)	1,027,938	1,031,720
PRET LLC
Series 2021-RN3, Class A1, 4.84%, 9/25/2051 (a) (h)	559,400	556,826
Series 2025-NPL3, Class A1, 6.71%, 4/25/2055 (a) (h)	18,880,069	18,819,256
PRET Trust Series 2025-NPL1, Class A1, 6.06%, 2/25/2055 (a) (h)	10,335,188	10,328,203
Progress Residential
Series 2021-SFR3, Class E1, 2.54%, 5/17/2026 (a)	450,000	441,046
Series 2021-SFR3, Class E2, 2.69%, 5/17/2026 (a)	645,000	632,444
Progress Residential Trust
Series 2022-SFR2, Class E2, 4.80%, 4/17/2027 (a)	651,000	629,690
Series 2024-SFR5, Class E1, 3.38%, 8/9/2029 (a) (g)	9,905,000	8,909,961
Series 2021-SFR5, Class E1, 2.21%, 7/17/2038 (a)	950,000	916,381
Series 2021-SFR5, Class E2, 2.36%, 7/17/2038 (a)	270,000	260,247
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	2,650,000	2,558,379
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 (a)	1,090,000	1,064,480
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (a)	4,160,000	4,124,017
Series 2022-SFR3, Class F, 6.60%, 4/17/2039 (a)	665,000	661,000
Series 2021-SFR7, Class E1, 2.59%, 8/17/2040 (a)	793,000	730,516
Series 2023-SFR2, Class E1, 4.75%, 10/17/2040 (a)	3,769,000	3,628,183
Series 2021-SFR9, Class F, 4.05%, 11/17/2040 (a)	10,450,000	9,922,464
Series 2022-SFR1, Class E2, 3.99%, 2/17/2041 (a)	5,750,000	5,334,944
Series 2022-SFR1, Class F, 4.88%, 2/17/2041 (a)	10,750,000	9,944,172
Series 2024-SFR2, Class D, 3.40%, 4/17/2041 (a) (g)	3,434,000	3,156,364

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (a) (g)	4,136,000	3,768,212
Series 2025-SFR2, Class E1, 3.72%, 4/17/2042 (a) (g)	4,900,000	4,426,025
Purewest ABS Issuer LLC
Series 2025-1, Class A2, 6.53%, 4/5/2040 ‡ (a)	5,992,306	5,992,306
Series 2025-1, Class B, 10.28%, 4/5/2040 ‡ (a)	10,941,302	10,941,302
RCO Mortgage LLC Series 2025-2, Class A1, 6.51%, 4/25/2030 (a) (h)	7,896,178	7,917,228
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 7.00%, 12/27/2044 (a) (g)	17,587	17,574
Regional Management Issuance Trust
Series 2021-1, Class D, 5.07%, 3/17/2031 (a)	825,000	812,265
Series 2022-1, Class B, 3.71%, 3/15/2032 (a)	1,358,000	1,327,229
Renew
Series 2023-1A, Class A, 5.90%, 11/20/2058 ‡ (a)	2,720,413	2,665,595
Series 2024-2A, Class B, 8.22%, 11/20/2060 ‡ (a)	1,822,075	1,754,062
RFT TRUST
Series 2024-2, Class A1, 7.11%, 9/27/2028 (a) (h)	4,506,227	4,475,102
Series 2024-2, Class A2, 8.81%, 9/27/2028 (a) (h)	7,913,133	7,860,043
RT Fin LLC, 7.85%, 10/15/2043 ‡	1,556,577	1,578,908
Santander Drive Auto Receivables Trust
Series 2024-S1, Class R2, 8.32%, 3/16/2029 (a)	1,583,366	1,584,916
Series 2022-4, Class C, 5.00%, 11/15/2029	5,000,000	5,014,900
Series 2023-2, Class C, 5.47%, 12/16/2030	1,500,000	1,517,034
Series 2022-5, Class D, 5.67%, 12/16/2030	6,000,000	6,049,064
Series 2022-6, Class D, 5.69%, 2/18/2031	6,200,000	6,256,757
Series 2024-4, Class D, 5.32%, 12/15/2031	2,230,000	2,240,566
SCF Equipment Leasing LLC
Series 2023-1A, Class B, 6.37%, 5/20/2032 (a)	4,000,000	4,104,348
Series 2024-1A, Class D, 6.58%, 6/21/2033 (a)	3,322,000	3,416,653
Series 2024-1A, Class E, 9.00%, 12/20/2034 (a)	4,300,000	4,572,807
Series 2022-2A, Class E, 6.50%, 6/20/2035 (a)	1,112,000	1,114,990
Series 2022-2A, Class F1, 6.50%, 6/20/2035 (a)	5,000,000	4,955,061
Series 2023-1A, Class E, 7.00%, 7/21/2036 (a)	5,400,000	5,340,049
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class D, 6.59%, 7/20/2037 (a)	306,166	305,451
Series 2021-1A, Class D, 3.17%, 11/20/2037 (a)	89,818	87,912
Series 2022-1A, Class D, 6.00%, 10/20/2038 (a)	162,195	160,068
Series 2022-3A, Class D, 10.52%, 7/20/2039 (a)	256,934	267,823
Series 2023-1A, Class D, 9.80%, 1/20/2040 (a)	954,014	981,974
Series 2023-2A, Class D, 9.72%, 4/20/2040 (a)	473,410	489,002
Series 2022-2A, Class D, 9.22%, 6/20/2040 (a)	163,178	167,330
Series 2024-2A, Class D, 7.48%, 6/20/2041 (a)	1,748,217	1,740,974
Series 2024-3A, Class D, 6.93%, 8/20/2041 (a)	1,463,090	1,428,583
SpringCastle America Funding LLC Series 2020-AA, Class A, 1.97%, 9/25/2037 (a)	318,483	297,960
STAR Trust
Series 2025-SFR5, Class A, 5.78%, 2/17/2042 (a) (g)	6,491,000	6,491,000
Series 2025-SFR5, Class B, 6.08%, 2/17/2042 (a) (g)	2,000,000	2,000,000
Series 2025-SFR5, Class C, 6.28%, 2/17/2042 (a) (g)	1,000,000	1,000,407
Tesla Auto Lease Trust Series 2023-B, Class A4, 6.22%, 3/22/2027 (a)	3,300,000	3,319,699
Theorem Funding Trust Series 2022-2A, Class A, 6.06%, 12/15/2028 (a)	16,766	16,779
Tricon American Homes Series 2020-SFR1, Class E, 3.54%, 7/17/2038 (a)	300,000	293,367

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Tricon Residential Trust Series 2025-SFR1, Class C, 5.93%, 3/17/2042 (a) (g)	5,750,000	5,748,223
United Airlines Pass-Through Trust
Series 2014-1, Class A, 4.00%, 4/11/2026	91,061	90,055
Series 2014-2, Class A, 3.75%, 9/3/2026	519,372	508,938
Series 2018-1, Class A, 3.70%, 3/1/2030	10,204	9,444
Series 2024-1, Class AA, 5.45%, 2/15/2037	1,915,187	1,902,377
United Auto Credit Securitization Trust Series 2022-2, Class E, 10.00%, 4/10/2029 (a)	1,000,000	477,118
UOG ABS Issuer I LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (a)	746,778	761,116
Upstart Securitization Trust
Series 2022-4, Class A, 5.98%, 8/20/2032 (a)	54,808	54,807
Series 2025-1, Class A, 5.45%, 4/20/2035 (a)	6,160,000	6,130,272
US Auto Funding Trust
Series 2022-1A, Class B, 5.13%, 12/15/2025 ‡ (a)	700,000	298,530
Series 2022-1A, Class D, 9.14%, 7/15/2027 ‡ (a)	1,000,000	10
VistaJet Pass Through Trust Series 2021-1C, 9.50%, 8/15/2031 (a)	5,530,000	5,441,702
VOLT CII LLC Series 2021-NP11, Class A1, 4.87%, 8/25/2051 (a) (h)	1,434,305	1,430,147
VOLT CV LLC Series 2021-CF2, Class A1, 5.49%, 11/27/2051 (a) (h)	1,115,517	1,111,893
VOLT XCIII LLC Series 2021-NPL2, Class A1, 5.89%, 2/27/2051 (a) (h)	75,675	75,590
VOLT XCIV LLC Series 2021-NPL3, Class A1, 6.24%, 2/27/2051 (a) (h)	24,093	24,071
Westgate Resorts LLC
Series 2022-1A, Class B, 2.29%, 8/20/2036 (a)	49,903	49,492
Series 2022-1A, Class D, 3.84%, 8/20/2036 (a)	199,613	197,479
Series 2023-1A, Class C, 7.49%, 12/20/2037 (a)	1,775,107	1,806,122
Westlake Automobile Receivables Trust
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	318,467	316,361
Series 2021-3A, Class E, 3.42%, 4/15/2027 (a)	2,500,000	2,478,892
Series 2022-2A, Class D, 5.48%, 9/15/2027 (a)	1,000,000	1,002,100
Series 2023-3A, Class C, 6.02%, 9/15/2028 (a)	2,100,000	2,124,444
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	905,000	924,351
Series 2023-2A, Class D, 7.01%, 11/15/2028 (a)	1,219,000	1,245,765
Series 2023-4A, Class D, 7.19%, 7/16/2029 (a)	3,500,000	3,630,818
Series 2024-3A, Class C, 4.92%, 11/15/2029 (a)	7,000,000	6,992,727
Total Asset-Backed Securities (Cost $863,176,957)		877,927,179
U.S. Treasury Obligations — 10.9%
U.S. Treasury Bonds
1.13%, 5/15/2040	8,454,000	5,135,805
1.13%, 8/15/2040	6,437,100	3,868,798
4.75%, 2/15/2041	1,421,000	1,412,951
2.25%, 5/15/2041	4,699,000	3,344,734
4.38%, 5/15/2041	811,000	771,559
2.00%, 11/15/2041	4,730,000	3,187,761
3.13%, 11/15/2041	6,143,000	4,935,756
4.00%, 11/15/2042	54,417,400	48,726,956
3.63%, 8/15/2043	9,644,000	8,136,748
3.75%, 11/15/2043	15,228,000	13,047,898
4.75%, 11/15/2043	14,356,000	14,075,049
3.38%, 5/15/2044	14,050,000	11,318,482
2.50%, 2/15/2045	11,069,000	7,615,991

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
3.00%, 5/15/2045	14,652,000	10,978,698
3.00%, 2/15/2047	30,332,000	22,292,835
3.00%, 8/15/2048	21,335,000	15,419,538
3.38%, 11/15/2048	21,419,000	16,563,748
1.88%, 2/15/2051	2,622,000	1,434,623
2.38%, 5/15/2051	36,482,900	22,572,369
2.25%, 2/15/2052	6,775,000	4,034,301
2.88%, 5/15/2052	8,214,000	5,642,954
3.63%, 2/15/2053	4,682,000	3,739,199
U.S. Treasury Notes
1.13%, 10/31/2026	36,764,000	35,306,365
0.50%, 8/31/2027	95,000,000	88,134,766
4.50%, 5/31/2029	225,110,200	229,876,206
4.88%, 10/31/2030	11,947,100	12,437,584
4.25%, 11/15/2034	53,400,400	52,874,740
U.S. Treasury STRIPS Bonds
4.48%, 5/15/2031 (l)	32,559,000	25,382,685
4.02%, 2/15/2034 (l)	4,986,000	3,387,046
4.99%, 5/15/2040 (l)	3,436,000	1,625,949
5.16%, 8/15/2040 (l)	27,517,340	12,805,926
4.89%, 11/15/2040 (l)	18,060,000	8,293,259
4.33%, 5/15/2041 (l)	10,019,000	4,476,906
2.45%, 8/15/2041 (l)	207,000	91,207
2.81%, 2/15/2042 (l)	1,065,000	455,003
4.96%, 11/15/2043 (l)	18,035,000	6,965,484
Total U.S. Treasury Obligations (Cost $732,449,417)		710,369,879
Commercial Mortgage-Backed Securities — 8.1%
BAMLL Re-REMIC Trust
Series 2024-FRR4, Class D, 1.39%, 11/27/2048 (a) (g)	10,412,000	9,897,147
Series 2024-FRR3, Class D, 0.58%, 1/27/2050 (a) (g)	11,563,000	10,290,403
Series 2024-FRR3, Class C, 0.65%, 1/27/2050 (a) (g)	11,000,000	9,972,916
Series 2024-FRR2, Class D, 1.23%, 7/27/2050 ‡ (a) (g)	7,830,000	6,913,597
Series 2025-FRR5, Class DK73, 1.01%, 2/27/2051 (a) (g)	4,000,000	3,376,107
Series 2025-FRR5, Class CK73, 1.02%, 2/27/2051 (a) (g)	4,000,000	3,455,496
Series 2025-FRR5, Class CK86, PO, 11/27/2051 (a)	4,000,000	3,198,252
Series 2025-FRR5, Class DK86, PO, 11/27/2051 (a)	4,000,000	3,070,396
Series 2025-FRR5, Class C736, 1.94%, 9/27/2052 (a) (g)	4,000,000	3,774,559
Series 2025-FRR5, Class D736, 1.94%, 9/27/2052 (a) (g)	4,000,000	3,713,325
Banc of America Re-REMIC Trust
Series 2024-FRR1, Class B, 0.00%, 4/27/2049 ‡ (a)	5,000,000	3,493,934
Series 2024-FRR1, Class C, 0.00%, 4/27/2049 ‡ (a)	7,128,000	4,505,187
Series 2024-FRR1, Class A, 2.10%, 4/27/2049 ‡ (a) (g)	3,000,000	2,340,541
BBCMS Mortgage Trust Series 2016-ETC, Class E, 3.61%, 8/14/2036 (a) (g)	8,413,000	7,502,288
BMD2 Re-REMIC Trust
Series 2019-FRR1, Class 4D1, PO, 5/25/2052 (a)	9,786,000	7,297,420
Series 2019-FRR1, Class 5C, PO, 5/25/2052 ‡ (a)	6,619,500	5,101,433
Series 2019-FRR1, Class 5D1, PO, 5/25/2052 ‡ (a)	2,500,000	1,779,208
Series 2019-FRR1, Class 6C, PO, 5/25/2052 ‡ (a)	2,500,000	1,831,158

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2019-FRR1, Class 5B13, 2.18%, 5/25/2052 ‡ (a) (g)	4,000,000	3,316,782
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (a)	2,000,000	1,927,991
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class CK54, 0.00%, 2/28/2026 (a)	480,000	450,468
Series 2021-FRR1, Class DKW1, 0.00%, 2/28/2026 (a)	430,000	399,684
Series 2021-FRR1, Class BK98, 0.00%, 8/29/2029 (a)	4,150,000	3,106,532
Series 2021-FRR1, Class AK99, 0.00%, 9/29/2029 (a)	3,000,000	2,338,065
Series 2021-FRR1, Class BK99, 0.00%, 9/29/2029 (a)	400,000	284,567
CSMC OA LLC
Series 2014-USA, Class C, 4.34%, 9/15/2037 (a)	10,325,000	8,611,456
Series 2014-USA, Class D, 4.37%, 9/15/2037 (a)	4,374,000	3,339,940
FHLMC
Series 2023-MN7, Class M2, 10.02%, 9/25/2043 (a) (g)	1,240,000	1,288,291
Series 2024-MN8, Class M2, 8.57%, 5/25/2044 (a) (g)	4,761,000	4,979,419
Series 2025-MN10, Class M1, 6.37%, 2/25/2045 (a) (g)	6,397,034	6,333,150
Series 2025-MN10, Class M2, 7.17%, 2/25/2045 (a) (g)	3,700,000	3,677,011
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN1, Class M1, 6.32%, 1/25/2051 (a) (g)	816,875	812,924
Series 2021-MN1, Class M2, 8.07%, 1/25/2051 (a) (g)	685,000	697,379
Series 2021-MN3, Class M1, 6.62%, 11/25/2051 (a) (g)	409,890	410,274
Series 2021-MN3, Class M2, 8.32%, 11/25/2051 (a) (g)	4,500,000	4,640,413
Series 2022-MN4, Class M1, 8.57%, 5/25/2052 (a) (g)	941,380	958,117
Series 2022-MN4, Class M2, 10.82%, 5/25/2052 (a) (g)	750,000	844,175
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KW06, Class A2, 3.80%, 6/25/2028 (g)	1,750,000	1,722,987
Series K088, Class A2, 3.69%, 1/25/2029	350,000	343,480
Series K753, Class A2, 4.40%, 10/25/2030	3,125,000	3,126,656
Series K128, Class X3, IO, 2.78%, 4/25/2031 (g)	550,000	70,786
Series KJ48, Class A2, 5.03%, 10/25/2031	2,000,000	2,034,480
Series K136, Class A2, 2.13%, 11/25/2031	3,500,000	3,041,831
Series K142, Class A2, 2.40%, 3/25/2032	1,250,000	1,097,259
Series K-151, Class A2, 3.80%, 10/25/2032 (g)	1,050,000	998,552
Series K-153, Class A2, 3.82%, 12/25/2032 (g)	1,000,000	950,773
Series KJ44, Class A2, 4.61%, 2/25/2033	5,000,000	5,016,067
Series K-160, Class A2, 4.50%, 8/25/2033 (g)	6,000,000	5,938,795
Series K-1520, Class X1, IO, 0.47%, 2/25/2036 (g)	4,460,052	152,899
Series K-1520, Class X3, IO, 3.09%, 4/25/2039 (g)	550,000	125,173
Series 2024-MN9, Class M2, 7.57%, 10/25/2044 (a) (g)	4,000,000	4,029,948
Series Q014, Class X, IO, 2.78%, 10/25/2055 (g)	1,791,312	261,151
FNMA ACES
Series 2017-M3, Class A2, 2.46%, 12/25/2026 (g)	246,346	239,415
Series 2021-M11, Class A2, 1.46%, 3/25/2031 (g)	300,000	253,915
Series 2023-M2, Class PT, 3.13%, 4/25/2031 (g)	3,928,871	3,720,170
Series 2022-M1G, Class A2, 1.53%, 9/25/2031 (g)	2,700,000	2,290,578
Series 2022-M1, Class A1, 1.67%, 10/25/2031 (g)	413,637	381,914
Series 2022-M3, Class A2, 1.71%, 11/25/2031 (g)	1,400,000	1,176,417
Series 2021-M15, Class A2, 1.92%, 11/25/2031 (g)	1,474,472	1,307,034
Series 2022-M2, Class A2, 2.40%, 11/25/2031	17,125,000	15,086,390
Series 2022-M8, Class A2, 1.94%, 12/25/2031 (g)	2,500,000	2,125,464

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2022-M2S, Class A1, 3.75%, 5/25/2032 (g)	929,374	911,971
Series 2022-M13, Class A2, 2.59%, 6/25/2032 (g)	1,372,000	1,216,489
Series 2020-M53, Class A2, 1.69%, 11/25/2032 (g)	1,250,000	1,031,574
Series 2023-M8, Class A2, 4.47%, 3/25/2033 (g)	2,980,000	2,952,782
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	3,997	3,971
Series 2021-M3, Class X1, IO, 1.90%, 11/25/2033 (g)	483,189	32,495
Series 2021-M8, Class A2, 2.10%, 11/25/2035	19,034,578	16,716,338
FREMF Series 20K-1517, Class C, PO, 8/25/2035 (a)	10,000,000	4,405,161
FREMF Mortgage Trust
Series 2018-KL3W, Class CW, 4.10%, 8/25/2025 (a) (g)	250,000	247,007
Series 2018-KBX1, Class B, 3.51%, 1/25/2026 (a) (g)	500,000	493,190
Series 2018-K82, Class X2A, IO, 0.10%, 9/25/2028 (a)	87,927,674	225,702
Series 2021-KHG3, Class BFX, 2.40%, 9/25/2028 (a) (g)	1,000,000	887,073
Series 2018-K82, Class D, PO, 10/25/2028 (a)	8,500,000	6,457,492
Series 2018-K82, Class X2B, IO, 0.10%, 10/25/2028 (a)	22,000,000	63,950
Series 2018-K84, Class D, PO, 11/25/2028 (a)	9,500,000	7,014,454
Series 2019-K92, Class X2A, IO, 0.10%, 4/25/2029 (a)	127,712,072	369,356
Series 2019-KG01, Class X2A, IO, 0.10%, 4/25/2029 (a)	143,982,381	232,819
Series 2019-KG01, Class C, PO, 5/25/2029 (a)	12,278,000	9,199,554
Series 2019-KG01, Class X2B, IO, 0.10%, 5/25/2029 (a)	16,000,000	50,542
Series 2019-K92, Class X2B, IO, 0.10%, 7/25/2029 (a)	28,380,000	92,717
Series 2019-KS12, Class B, 7.27%, 8/25/2029 (g)	9,924,972	9,926,558
Series 2019-KC07, Class C, 3.63%, 10/25/2029 (a) (g)	5,000,000	4,083,994
Series 2020-KL06, Class C, 3.41%, 12/25/2029 (a) (g)	2,290,000	1,886,923
Series 2020-K107, Class D, 3.51%, 2/25/2030 (a) (g)	9,000,000	7,161,816
Series 2023-K752, Class D, PO, 8/25/2030 (a)	5,300,000	3,386,775
Series 2023-K752, Class X2B, IO, 0.10%, 8/25/2030 (a)	18,100,000	73,890
Series 2019-KW10, Class C, PO, 10/25/2032 (a)	3,200,000	2,195,032
Series 2019-KW10, Class X2A, IO, 0.10%, 10/25/2032 (a)	35,567,149	112,638
Series 2019-KW10, Class X2B, IO, 0.10%, 10/25/2032 (a)	4,200,000	14,068
Series 2018-K155, Class X2A, IO, 0.10%, 4/25/2033 (a)	91,899,430	444,885
Series 2018-K155, Class C, PO, 5/25/2033 (a)	8,000,000	4,055,346
Series 2018-K155, Class X2B, IO, 0.10%, 5/25/2033 (a)	10,500,000	60,898
Series 2018-K157, Class C, PO, 9/25/2033 (a)	10,448,587	5,143,088
Series 19K-1510, Class C, 0.00%, 1/25/2034 ‡ (a)	10,000,000	4,760,450
Series 19K-1511, Class C, PO, 4/25/2034 (a)	12,000,000	5,607,100
Series 19K-1514, Class C, 0.00%, 10/25/2034 ‡ (a)	12,000,000	5,519,346
Series 21K-1519, Class C, PO, 12/25/2035 (a)	12,601,391	5,391,533
Series 21K-1519, Class X2B, IO, 0.10%, 12/25/2035 (a)	12,601,391	89,387
Series 2015-K48, Class B, 3.70%, 8/25/2048 (a) (g)	200,000	199,323
Series 2015-K50, Class B, 3.79%, 10/25/2048 (a) (g)	200,000	198,984
Series 2015-K51, Class B, 3.97%, 10/25/2048 (a) (g)	381,860	379,745
Series 2016-K52, Class B, 3.93%, 1/25/2049 (a) (g)	250,000	248,179
Series 2016-K53, Class C, 4.04%, 3/25/2049 (a) (g)	70,000	69,210
Series 2016-K57, Class B, 3.92%, 8/25/2049 (a) (g)	1,000,000	986,768
Series 2017-K68, Class D, PO, 10/25/2049 (a)	8,282,198	6,812,509
Series 2017-K69, Class D, PO, 10/25/2049 (a)	14,343,050	11,553,169
Series 2017-K69, Class X2B, IO, 0.10%, 10/25/2049 (a)	23,685,560	45,611
Series 2018-K80, Class B, 4.23%, 8/25/2050 (a) (g)	1,000,000	971,863

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2018-K81, Class D, PO, 9/25/2051 (a)	9,500,000	7,061,140
Series 2018-K83, Class D, PO, 11/25/2051 (a)	6,800,000	5,029,002
Series 2019-K88, Class C, 4.38%, 2/25/2052 (a) (g)	1,975,000	1,913,845
Series 2019-K92, Class D, PO, 5/25/2052 (a)	12,000,000	8,668,586
Series 2020-K116, Class D, PO, 9/25/2052 (a)	12,000,000	7,373,412
Series 2020-K116, Class X2A, IO, 0.10%, 9/25/2052 (a)	126,696,295	459,971
Series 2020-K116, Class X2B, IO, 0.10%, 9/25/2052 (a)	31,000,000	122,221
Series 2019-K100, Class C, 3.49%, 11/25/2052 (a) (g)	5,250,000	4,828,330
Series 2020-K105, Class D, PO, 3/25/2053 (a)	9,500,000	6,048,581
Series 2020-K105, Class X2A, IO, 0.10%, 3/25/2053 (a)	100,437,917	345,647
Series 2020-K105, Class X2B, IO, 0.10%, 3/25/2053 (a)	23,000,000	87,865
Series 2020-K113, Class D, PO, 5/25/2053 (a)	9,500,000	6,091,634
Series 2020-K115, Class D, PO, 9/25/2053 (a)	12,000,000	8,121,530
Series 2020-K115, Class X2A, IO, 0.10%, 9/25/2053 (a)	129,283,679	508,641
Series 2020-K115, Class X2B, IO, 0.10%, 9/25/2053 (a)	29,200,000	120,786
Series 2020-K118, Class D, PO, 10/25/2053 (a)	13,900,000	9,042,001
Series 2020-K118, Class X2A, IO, 0.10%, 10/25/2053 (a)	151,966,746	604,919
Series 2020-K118, Class X2B, IO, 0.10%, 10/25/2053 (a)	31,043,000	129,788
Series 2020-K739, Class D, PO, 11/25/2053 (a)	13,500,000	10,909,589
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (a)	131,197,384	220,530
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (a)	34,000,000	64,685
Series 2020-K122, Class D, PO, 1/25/2054 (a)	11,000,000	6,658,253
Series 2020-K122, Class X2B, IO, 0.10%, 1/25/2054 (a)	27,000,000	113,511
Series 2023-K752, Class X2A, IO, 0.10%, 9/25/2060 (a)	87,694,851	338,888
FREMF Trust Series 2018-KW04, Class C, PO, 12/25/2032 (a)	5,000,000	3,173,252
GAM Re-REMIC Trust
Series 2022-FRR3, Class BK71, 1.97%, 11/27/2050 ‡ (a) (g)	7,500,000	6,657,106
Series 2021-FRR1, Class 1B, PO, 11/29/2050 ‡ (a)	10,000,000	8,768,987
Series 2021-FRR1, Class 2B, PO, 11/29/2050 ‡ (a)	9,207,000	7,867,368
Series 2022-FRR3, Class BK89, PO, 1/27/2052 ‡ (a)	4,000,000	3,143,626
GS Mortgage Securities Corp. Trust Series 2023-SHIP, Class A, 4.32%, 9/10/2038 (a) (g)	4,140,000	4,106,819
Hudson Yards Mortgage Trust Series 2019-30HY, Class A, 3.23%, 7/10/2039 (a)	3,000,000	2,785,228
MHC Commercial Mortgage Trust Series 2021-MHC, Class F, 7.04%, 4/15/2038 (a) (g)	480,000	479,700
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 7.69%, 10/25/2049 (a) (g)	10,986,523	11,051,731
Series 2020-01, Class M10, 8.19%, 3/25/2050 (a) (g)	15,067,550	15,286,440
Series 2023-01, Class M10, 10.82%, 11/25/2053 (a) (g)	5,685,000	6,352,725
Series 2024-01, Class M10, 8.17%, 7/25/2054 (a) (g)	2,737,000	2,840,837
RFM Re-REMIC Trust
Series 2022-FRR1, Class BK55, PO, 3/28/2049 (a)	14,068,032	13,233,321
Series 2022-FRR1, Class CK64, PO, 3/1/2050 (a)	13,190,000	11,518,765
Series 2022-FRR1, Class BK64, 1.67%, 3/1/2050 (a) (g)	10,328,481	9,478,439
SMRT Series 2022-MINI, Class F, 7.68%, 1/15/2039 (a) (g)	5,000,000	4,860,018
Total Commercial Mortgage-Backed Securities (Cost $517,639,335)		525,873,581
Collateralized Mortgage Obligations — 6.8%
ABL Series 2024-RTL1, Class A1, 6.08%, 9/25/2029 (a) (h)	9,525,000	9,529,168
Anchor Mortgage Trust, 10.14%, 3/25/2031 ‡ (g)	5,000,000	5,156,383
Brean Asset-Backed Securities Trust Series 2025-RM10, Class A1, 5.00%, 1/25/2065 ‡ (a)	5,774,534	5,656,278

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Center Street Lending Resi-Investor ABS Mortgage Trust Series 2024-RTL1, Class A2, 8.34%, 10/25/2029 ‡ (a) (h)	1,835,000	1,873,396
CFMT LLC Series 2024-HB14, Class A, 3.00%, 6/25/2034 ‡ (a) (g)	10,359,970	10,141,184
Connecticut Avenue Securities Series 2025-R01, Class 1A1, 5.27%, 1/25/2045 (a) (g)	6,243,877	6,230,221
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 7.02%, 7/25/2043 (a) (g)	1,500,000	1,551,521
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class MA, 3.00%, 5/25/2057	315,771	292,249
Series 2018-1, Class M60C, 3.50%, 5/25/2057	118,463	108,183
Series 2018-3, Class MA, 3.50%, 8/25/2057 (g)	249,255	239,387
Series 2018-3, Class M55D, 4.00%, 8/25/2057 (g)	212,281	197,136
Series 2018-2, Class MT, 3.50%, 11/25/2057	516,842	458,931
Series 2018-2, Class M55D, 4.00%, 11/25/2057	246,427	230,222
Series 2019-1, Class MA, 3.50%, 7/25/2058	2,782,395	2,662,689
Series 2019-2, Class MA, 3.50%, 8/26/2058	1,181,085	1,120,474
Series 2019-3, Class MT, 3.50%, 10/25/2058	4,007,836	3,554,801
Series 2020-1, Class MA, 2.50%, 8/25/2059	3,471,090	3,147,995
Series 2020-3, Class MTU, 2.50%, 5/25/2060	14,306,122	11,599,129
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	394,471	350,643
Series 2020-3, Class TTW, 3.00%, 5/25/2060	329,063	309,041
Series 2021-1, Class BXS, 14.39%, 9/25/2060 (a) (g)	148,532	104,559
Series 2022-1, Class MAU, 3.25%, 11/25/2061	8,588,327	7,798,236
Series 2022-1, Class MTU, 3.25%, 11/25/2061	15,439,441	13,154,170
Series 2023-1, Class MT, 3.00%, 10/25/2062	2,763,172	2,294,693
Series 2024-2, Class MT, 3.50%, 5/25/2064	7,004,792	6,020,357
FHLMC, REMIC
Series 5200, Class YV, 2.50%, 7/25/2033	3,408,563	3,117,500
Series 2708, Class ZD, 5.50%, 11/15/2033	56,057	57,911
Series 4302, Class PA, 4.00%, 12/15/2043	44,322	43,078
Series 4281, Class BC, 4.50%, 12/15/2043 (g)	68,909	68,542
Series 5141, Class AH, 2.25%, 11/25/2047	1,084,184	962,891
Series 5200, Class MA, 2.50%, 8/25/2048	2,720,755	2,470,976
Series 4913, Class UA, 3.00%, 3/15/2049	5,612,534	4,957,256
Series 4916, Class P, 3.00%, 9/25/2049	4,645,823	4,164,349
Series 5028, Class JG, 1.50%, 8/25/2050	2,520,231	1,980,649
Series 5155, Class JD, 1.25%, 10/25/2051	1,262,871	970,323
Series 5347, PO, 10/25/2053	4,376,302	3,524,557
Series 4862, Class NO, PO, 8/15/2057	4,960,153	3,078,671
FHLMC, STRIPS Series 406, PO, 10/25/2053	2,926,556	2,362,134
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	1,086,533	1,052,370
FNMA, REMIC
Series 2003-7, Class FA, 5.19%, 2/25/2033 (g)	50,583	50,755
Series 2013-108, Class GU, 3.00%, 10/25/2033	287,647	276,100
Series 2005-110, Class TY, 5.50%, 12/25/2035	30,056	31,141
Series 2007-89, Class F, 5.02%, 9/25/2037 (g)	55,675	55,508
Series 2011-112, Class PB, 4.00%, 11/25/2041	90,413	87,559
Series 2014-57, Class PE, 3.00%, 9/25/2044	1,129,000	916,200
Series 2021-86, Class MA, 2.50%, 11/25/2047	20,785,667	18,689,794
Series 2019-25, Class PB, 2.00%, 5/25/2048	5,884,732	5,206,571
Series 2021-91, Class GB, 1.75%, 7/25/2049	23,343,281	19,364,134
Series 2021-14, Class CB, 1.00%, 11/25/2049	3,372,607	2,575,653

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2021-95, Class GA, 1.88%, 3/25/2051	19,328,463	16,032,690
Series 2025-18, Class MA, 0.50%, 9/25/2054	23,498,275	19,072,382
GNMA
Series 2012-13, Class FQ, 4.76%, 1/20/2038 (g)	1,797,139	1,794,593
Series 2010-14, Class FH, 4.94%, 2/16/2040 (g)	2,219,874	2,210,600
Series 2010-61, Class FK, 4.94%, 5/16/2040 (g)	1,459,658	1,453,709
Series 2012-61, Class FM, 4.84%, 5/16/2042 (g)	300,777	297,673
Series 2025-6, Class GA, 3.50%, 1/20/2048	21,397,572	20,347,127
Series 2024-51, Class GC, 3.50%, 7/20/2048	21,698,128	20,783,506
Series 2020-165, Class UD, 1.50%, 11/20/2050	654,258	492,305
Series 2021-44, Class QM, 1.75%, 3/20/2051	6,233,362	4,920,629
Series 2024-197, Class BN, 3.00%, 5/20/2051	38,012,091	34,980,308
Series 2021-119, Class JG, 1.50%, 6/20/2051	6,452,109	5,497,048
Series 2023-146, Class GO, PO, 10/20/2053	13,114,244	10,445,285
Series 2010-H24, Class FA, 4.78%, 10/20/2060 (g)	16,648	16,674
Series 2014-H03, Class FA, 5.03%, 1/20/2064 (g)	7,706	7,748
Series 2015-H02, Class FA, 5.08%, 1/20/2065 (g)	1,936,018	1,937,902
Series 2015-H05, Class FC, 4.91%, 2/20/2065 (g)	116,782	117,117
Series 2021-H14, Class CF, 5.73%, 9/20/2071 (g)	3,090,590	3,152,102
GS Mortgage-Backed Securities Corp. Trust Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (a) (g)	2,209,207	2,064,827
GS Mortgage-Backed Securities Trust Series 2024-RPL4, Class A1, 3.90%, 9/25/2061 (a) (h)	7,376,552	7,136,202
Home RE Ltd. (Bermuda) Series 2022-1, Class M1C, 9.82%, 10/25/2034 (a) (g)	750,000	781,313
LHOME Mortgage Trust
Series 2023-RTL1, Class A1, 7.87%, 1/25/2028 (a) (h)	736,157	736,192
Series 2023-RTL2, Class A1, 8.00%, 6/25/2028 (a) (h)	2,000,000	2,008,099
Series 2023-RTL4, Class A1, 7.63%, 11/25/2028 (a) (h)	3,675,000	3,709,384
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (a) (h)	5,400,000	5,401,790
MFA Trust
Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (h)	2,244,595	2,246,074
Series 2024-RPL1, Class A1, 4.25%, 2/25/2066 (a) (g)	6,505,922	6,182,738
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (h)	4,225,000	4,250,178
Series 2024-RTL1, Class M1, 9.30%, 3/25/2039 (a) (g)	3,250,000	3,273,426
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (a) (h)	5,400,000	5,358,578
NRM FHT1 Excess Owner LLC Series 2025-FHT1, Class A, 6.55%, 3/25/2032 (a) (h)	23,409,557	23,182,545
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (a) (h)	4,395,000	4,361,667
Radnor RE Ltd. (Bermuda) Series 2022-1, Class M1B, 11.07%, 9/25/2032 (a) (g)	387,789	404,163
Rain City Mortgage Trust Series 2024-RTL1, Class A1, 6.53%, 11/25/2029 (a) (g)	5,789,000	5,820,818
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (a) (h)	6,000,000	5,983,284
Seasoned Credit Risk Transfer Trust Series 2025-1, Class MTU, 3.25%, 11/25/2064	28,218,547	24,154,749
Seasoned Loans Structured Transaction Trust
Series 2024-2, Class VF, 5.57%, 10/25/2034 (a) (g)	8,350,862	8,321,547
Series 2025-1, Class A1, 3.00%, 5/25/2035	15,095,996	13,655,210
Toorak Mortgage Trust Series 2024-RRTL1, Class A1, 6.60%, 2/25/2039 (a) (h)	2,000,000	2,008,819
Towd Point Mortgage Trust Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	754,000	630,396
Total Collateralized Mortgage Obligations (Cost $443,261,569)		445,077,065

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — 1.0% (c) (m)
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.58%, 1/31/2031	965,250	959,883
Beverages — 0.0% ^
Primo Brands Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.55%, 3/31/2028	891,195	890,972
Building Products — 0.1%
EMRLD Borrower LP, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.80%, 8/4/2031	995,000	989,408
EMRLD Borrower LP, 1st Lien Term Loan B (6-MONTH CME TERM SOFR + 2.50%), 6.93%, 5/31/2030	1,350,914	1,343,254
MIWD Holdco II LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.33%, 3/28/2031	1,690,235	1,685,215
Quikrete Holdings, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.58%, 3/19/2029	691,236	690,228
Quikrete Holdings, Inc., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.58%, 2/10/2032	1,690,000	1,681,550
		6,389,655
Chemicals — 0.1%
Axalta Coating Systems US Holdings, Inc., 1st Lien Term Loan B-7 (3-MONTH CME TERM SOFR + 1.75%), 6.05%, 12/20/2029	568,986	569,936
Ecovyst Catalyst Technologies LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 6.28%, 6/12/2031	1,488,750	1,477,822
INEOS US Finance LLC, 1st Lien Term Loan (Luxembourg) (1-MONTH CME TERM SOFR + 3.25%), 7.58%, 2/18/2030	1,488,759	1,437,591
		3,485,349
Commercial Services & Supplies — 0.0% ^
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.50%), 6.76%, 6/21/2028	682,594	681,672
Construction & Engineering — 0.0% ^
Osmose Utilities Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.69%, 6/23/2028	1,492,268	1,489,284
Containers & Packaging — 0.0% ^
Graham Packaging Co., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.83%, 8/4/2027	738,557	738,357
Diversified Consumer Services — 0.0% ^
Wand NewCo 3, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.83%, 1/30/2031	483,698	478,808
Diversified Telecommunication Services — 0.0% ^
Iridium Satellite LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.58%, 9/20/2030	964,702	961,383
Electrical Equipment — 0.0% ^
Vertiv Group Corp., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 1.75%), 6.07%, 3/2/2027	1,221,349	1,219,785
Financial Services — 0.0% ^
Boost Newco Borrower LLC, 1st Lien Term Loan B-2 (3-MONTH CME TERM SOFR + 2.00%), 6.30%, 1/31/2031	1,517,296	1,518,252
NCR Atleos Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.03%, 3/27/2029	326,400	327,830
		1,846,082
Ground Transportation — 0.0% ^
Genesee & Wyoming, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 1.75%), 6.05%, 4/10/2031	1,960,212	1,950,039
Health Care Equipment & Supplies — 0.0% ^
Medline Borrower LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.58%, 10/23/2028	202,387	202,153
Health Care Providers & Services — 0.1%
Phoenix Newco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.83%, 11/15/2028	2,151,861	2,151,365
Star Parent, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.00%), 8.30%, 9/27/2030	2,102,531	2,064,686
		4,216,051
Hotels, Restaurants & Leisure — 0.0% ^
Carnival Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 6.33%, 8/9/2027	238,582	238,357

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Household Durables — 0.0% ^
KDC/ONE Development Corp., Inc., 1st Lien Term Loan (Canada) (1-MONTH CME TERM SOFR + 4.00%), 8.33%, 8/15/2028	1,023,937	1,023,088
Insurance — 0.1%
Asurion LLC, 1st Lien Term Loan B-11 (1-MONTH CME TERM SOFR + 4.25%), 8.68%, 8/21/2028	1,192,428	1,187,957
HUB International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.77%, 6/20/2030	1,260,048	1,259,581
USI, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.55%, 9/27/2030	1,541,960	1,534,066
		3,981,604
IT Services — 0.0% ^
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 3.00%), 7.30%, 2/3/2031	261,015	261,051
MH Sub I LLC, 1st Lien Term Loan
(1-MONTH CME TERM SOFR + 4.25%), 8.57%, 5/3/2028	886,495	850,344
(1-MONTH CME TERM SOFR + 4.25%), 8.58%, 12/31/2031	599,971	545,524
		1,656,919
Leisure Products — 0.0% ^
Topgolf Callaway Brands Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.33%, 3/18/2030	440,403	429,283
Varsity Brands, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 7.83%, 8/26/2031	1,501,667	1,490,404
		1,919,687
Machinery — 0.0% ^
SPX FLOW, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 7.33%, 4/5/2029	400,212	401,213
Terex Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 6.30%, 10/8/2031	575,000	575,241
		976,454
Media — 0.1%
Charter Communications Operating LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 6.30%, 12/9/2030	2,049,063	2,045,456
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 8.44%, 8/23/2028	1,169,280	1,143,801
CSC Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.50%), 8.83%, 1/18/2028	1,395,707	1,376,517
		4,565,774
Oil, Gas & Consumable Fuels — 0.1%
Buckeye Partners LP, 1st Lien Term Loan B-6 (1-MONTH CME TERM SOFR + 1.75%), 6.08%, 11/22/2030	1,001,004	1,000,553
EPIC Crude Services LP, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.26%, 10/15/2031	1,496,250	1,499,527
NorthRiver Midstream Finance LP, 1st Lien Term Loan B (Canada) (3-MONTH CME TERM SOFR + 2.25%), 6.55%, 8/16/2030	1,019,446	1,019,589
		3,519,669
Passenger Airlines — 0.0% ^
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.52%, 4/20/2028	1,188,268	1,174,603
Jetblue Airways Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.75%), 9.05%, 8/13/2029	995,000	966,394
		2,140,997
Personal Care Products — 0.0% ^
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.19%, 5/17/2028	935,469	657,167
Pharmaceuticals — 0.0% ^
Elanco Animal Health, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 6.17%, 8/2/2027	234,659	234,267
Professional Services — 0.1%
WEC US Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 1/27/2031	3,100,331	3,093,045

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Semiconductors & Semiconductor Equipment — 0.0% ^
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 7.25%, 2/1/2029	2,147,902	2,118,905
Software — 0.2%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.33%, 2/15/2029	1,741,727	1,733,332
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.83%, 11/25/2031	1,930,000	1,933,860
Central Parent LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.55%, 7/6/2029	820,875	729,257
Genesys Cloud Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.83%, 1/30/2032	2,653,574	2,644,100
Icon Parent, Inc., 1st Lien Term Loan (6-MONTH CME TERM SOFR + 3.00%), 7.21%, 11/13/2031	2,500,000	2,496,675
UKG, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.33%, 2/10/2031	2,447,029	2,450,945
		11,988,169
Specialty Retail — 0.1%
Park River Holdings, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.80%, 12/28/2027	1,012,639	972,477
Petco Health & Wellness Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.81%, 3/3/2028	820,342	758,374
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 7.58%, 10/19/2029	989,962	978,904
		2,709,755
Total Loan Assignments (Cost $67,211,765)		66,333,330
Foreign Government Securities — 0.9%
Arab Republic of Egypt
7.50%, 1/31/2027 (j)	600,000	605,139
7.60%, 3/1/2029 (j)	1,900,000	1,863,111
8.63%, 2/4/2030 (a)	382,000	379,708
7.63%, 5/29/2032 (j)	1,100,000	987,594
9.45%, 2/4/2033 (a)	458,000	443,802
7.30%, 9/30/2033 (j)	800,000	681,200
8.50%, 1/31/2047 (j)	850,000	650,054
8.88%, 5/29/2050 (j)	1,500,000	1,181,250
Benin Government Bond
7.96%, 2/13/2038 (a)	520,000	473,850
8.38%, 1/23/2041 (a)	400,000	370,436
Commonwealth of the Bahamas 6.00%, 11/21/2028 (j)	800,000	773,600
Dominican Republic Government Bond
5.50%, 2/22/2029 (j)	400,000	394,600
6.00%, 2/22/2033 (a)	900,000	880,020
6.40%, 6/5/2049 (j)	1,500,000	1,372,935
7.15%, 2/24/2055 (a)	1,000,000	982,000
5.88%, 1/30/2060 (a)	300,000	246,900
Federal Republic of Nigeria
6.50%, 11/28/2027 (j)	1,100,000	1,065,284
6.13%, 9/28/2028 (a)	1,500,000	1,390,785
8.75%, 1/21/2031 (j)	500,000	481,875
Federative Republic of Brazil
4.75%, 1/14/2050	700,000	482,069
7.13%, 5/13/2054	2,215,000	2,051,090
Hashemite Kingdom of Jordan
6.13%, 1/29/2026 (j)	1,300,000	1,300,195
5.85%, 7/7/2030 (j)	400,000	374,012

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
7.38%, 10/10/2047 (j)	900,000	775,350
Hungary Government Bond 5.50%, 6/16/2034 (a)	800,000	774,752
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	1,800,000	1,915,200
Kingdom of Morocco 4.00%, 12/15/2050 (a)	400,000	263,800
Oriental Republic of Uruguay 5.44%, 2/14/2037	1,330,000	1,337,315
Republic of Colombia
8.00%, 11/14/2035	1,000,000	1,001,000
7.75%, 11/7/2036	411,000	398,465
8.75%, 11/14/2053	1,400,000	1,365,700
Republic of Costa Rica 7.30%, 11/13/2054 (a)	800,000	817,600
Republic of Cote d'Ivoire
6.13%, 6/15/2033 (j)	3,050,000	2,705,922
8.08%, 4/1/2036 (a)	1,600,000	1,508,088
8.25%, 1/30/2037 (a)	402,000	377,378
Republic of El Salvador 9.65%, 11/21/2054 (a)	2,908,000	2,900,730
Republic of Guatemala
6.05%, 8/6/2031 (j)	1,000,000	1,001,000
6.60%, 6/13/2036 (a)	300,000	300,600
6.55%, 2/6/2037 (a)	600,000	600,000
Republic of Iraq 5.80%, 1/15/2028 (j)	862,500	846,871
Republic of Kenya 9.50%, 3/5/2036 (a)	1,773,000	1,616,976
Republic of Montenegro 7.25%, 3/12/2031 (a)	600,000	615,150
Republic of Panama
7.50%, 3/1/2031	400,000	417,200
7.88%, 3/1/2057	279,000	271,467
Republic of Paraguay
6.00%, 2/9/2036 (a)	970,000	971,198
6.10%, 8/11/2044 (j)	1,200,000	1,120,872
5.60%, 3/13/2048 (j)	1,600,000	1,384,000
5.40%, 3/30/2050 (j)	3,100,000	2,604,139
Republic of Senegal 6.25%, 5/23/2033 (j)	500,000	358,440
Republic of Serbia 6.50%, 9/26/2033 (j)	1,000,000	1,032,000
Republic of South Africa
7.10%, 11/19/2036 (a)	1,830,000	1,771,495
7.30%, 4/20/2052	1,000,000	862,000
7.95%, 11/19/2054 (a)	1,795,000	1,647,810
Republic of Turkiye (The)
7.13%, 2/12/2032	700,000	684,971
7.63%, 5/15/2034	2,144,000	2,141,320
Republic of Uzbekistan International Bond 6.95%, 5/25/2032 (a)	600,000	594,270
State of Israel Government Bond 5.75%, 3/12/2054	1,166,000	1,030,963
State of Mongolia 8.65%, 1/19/2028 (j)	400,000	416,100
Sultanate of Oman Government Bond 7.00%, 1/25/2051 (a)	1,800,000	1,852,884
Total Foreign Government Securities (Cost $61,275,446)		59,714,535
Municipal Bonds — 0.0% (n) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $45,000)	45,000	44,711

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — 0.0% ^
Broadline Retail — 0.0% ^
NMG Parent LLC ‡ *	1	26
Distributors — 0.0% ^
Incora Intermediate II LLC ‡ *	285	5,697
Health Care Equipment & Supplies — 0.0% ^
New Evhc Physical Equity ‡ *	18	261
Specialty Retail — 0.0% ^
Rite Aid ‡ *	97	—
Wireless Telecommunication Services — 0.0% ^
Intelsat SA (Luxembourg) ‡ *	270	10,969
Total Common Stocks (Cost $13,583)		16,953
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡ (Cost $2,753)	2,868	3,657
Short-Term Investments — 10.5%
Investment Companies — 10.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.26% (o) (p) (Cost $685,405,850)	685,405,850	685,405,850
Total Investments — 105.1% (Cost $6,886,218,853)		6,872,193,961
Liabilities in Excess of Other Assets — (5.1)%		(333,897,658)
NET ASSETS — 100.0%		6,538,296,303

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2025.
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2025.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2025.

(f)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2025 is $2,186,339 or 0.03% of the Fund’s net
assets as of May 31, 2025.

(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2025.

(h)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2025.

(i)	Defaulted security.
(j)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(k)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(l)	The rate shown is the effective yield as of May 31, 2025.
(m)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(n)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(o)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(p)	The rate shown is the current yield as of May 31, 2025.
Futures contracts outstanding as of May 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	957	09/19/2025	USD	106,137,281	1,315,278
U.S. Treasury Long Bond	1,304	09/19/2025	USD	147,515,000	3,012,499
U.S. Treasury Ultra Bond	1,865	09/19/2025	USD	216,922,813	4,897,980
U.S. Treasury 2 Year Note	3,658	09/30/2025	USD	759,092,153	1,189,963
U.S. Treasury 5 Year Note	410	09/30/2025	USD	44,401,719	267,717
					10,683,437
Short Contracts
U.S. Treasury 10 Year Ultra Note	(37)	09/19/2025	USD	(4,174,063)	(60)
					10,683,377

Abbreviations
USD	United States Dollar

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2025.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$745,260,098	$132,667,081	$877,927,179
Collateralized Mortgage Obligations	—	422,249,824	22,827,241	445,077,065
Commercial Mortgage-Backed Securities	—	459,874,858	65,998,723	525,873,581
Common Stocks	—	—	16,953	16,953
Corporate Bonds
Aerospace & Defense	—	26,424,664	4,789	26,429,453
Automobile Components	—	11,143,311	—	11,143,311
Automobiles	—	19,170,462	—	19,170,462
Banks	—	477,792,935	—	477,792,935
Beverages	—	6,591,769	—	6,591,769
Biotechnology	—	35,782,912	—	35,782,912
Broadline Retail	—	2,392,050	—	2,392,050
Building Products	—	16,730,343	—	16,730,343
Capital Markets	—	151,878,899	—	151,878,899
Chemicals	—	17,777,005	—	17,777,005
Commercial Services & Supplies	—	15,720,141	—	15,720,141
Communications Equipment	—	7,202,130	—	7,202,130
Construction & Engineering	—	7,698,463	—	7,698,463
Construction Materials	—	1,282,221	—	1,282,221
Consumer Finance	—	48,991,086	—	48,991,086
Consumer Staples Distribution & Retail	—	7,494,149	— (a)	7,494,149
Containers & Packaging	—	20,297,475	—	20,297,475
Distributors	—	2,996,539	—	2,996,539
Diversified Consumer Services	—	2,406,625	—	2,406,625
Diversified REITs	—	1,203,753	—	1,203,753
Diversified Telecommunication Services	—	42,419,771	—	42,419,771
Electric Utilities	—	178,350,764	—	178,350,764
Electrical Equipment	—	2,555,537	—	2,555,537
Electronic Equipment, Instruments & Components	—	3,530,152	—	3,530,152
Energy Equipment & Services	—	6,854,846	—	6,854,846
Entertainment	—	7,852,783	—	7,852,783
Financial Services	—	14,474,399	4,445,000	18,919,399
Food Products	—	54,071,121	—	54,071,121
Gas Utilities	—	3,307,832	—	3,307,832
Ground Transportation	—	20,845,995	—	20,845,995
Health Care Equipment & Supplies	—	12,183,050	—	12,183,050
Health Care Providers & Services	—	52,302,706	800,000	53,102,706
Health Care REITs	—	3,113,330	—	3,113,330
Health Care Technology	—	1,945,216	—	1,945,216
Hotel & Resort REITs	—	3,987,304	—	3,987,304
Hotels, Restaurants & Leisure	—	38,540,883	—	38,540,883
Household Durables	—	6,337,252	—	6,337,252

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Household Products	$—	$1,910,749	$—	$1,910,749
Independent Power and Renewable Electricity Producers	—	11,140,995	—	11,140,995
Industrial Conglomerates	—	601,071	—	601,071
Industrial REITs	—	1,878,021	—	1,878,021
Insurance	—	19,188,395	—	19,188,395
Interactive Media & Services	—	5,989,889	—	5,989,889
IT Services	—	1,678,050	6,000,000	7,678,050
Leisure Products	—	1,027,357	—	1,027,357
Life Sciences Tools & Services	—	981,934	—	981,934
Machinery	—	7,830,306	—	7,830,306
Marine Transportation	—	432,000	—	432,000
Media	—	61,655,427	—	61,655,427
Metals & Mining	—	21,973,844	—	21,973,844
Mortgage Real Estate Investment Trusts (REITs)	—	24,282,299	—	24,282,299
Multi-Utilities	—	31,412,709	—	31,412,709
Office REITs	—	92,029	—	92,029
Oil, Gas & Consumable Fuels	—	242,307,494	—	242,307,494
Passenger Airlines	—	7,938,358	—	7,938,358
Personal Care Products	—	2,331,655	—	2,331,655
Pharmaceuticals	—	29,959,143	—	29,959,143
Real Estate Management & Development	—	196,962	800,000	996,962
Residential REITs	—	3,645,681	—	3,645,681
Retail REITs	—	3,619,582	—	3,619,582
Semiconductors & Semiconductor Equipment	—	26,145,795	—	26,145,795
Software	—	37,902,447	—	37,902,447
Specialized REITs	—	8,754,036	—	8,754,036
Specialty Retail	—	19,662,429	— (a)	19,662,429
Technology Hardware, Storage & Peripherals	—	4,955,518	—	4,955,518
Textiles, Apparel & Luxury Goods	—	203,603	—	203,603
Tobacco	—	38,963,295	—	38,963,295
Trading Companies & Distributors	—	11,179,024	—	11,179,024
Water Utilities	—	893,424	—	893,424
Wireless Telecommunication Services	—	13,214,491	—	13,214,491
Total Corporate Bonds	—	1,977,597,885	12,049,789	1,989,647,674
Foreign Government Securities	—	59,714,535	—	59,714,535
Loan Assignments	—	66,333,330	—	66,333,330
Mortgage-Backed Securities	—	1,485,821,088	25,958,459	1,511,779,547
Municipal Bonds	—	44,711	—	44,711
Preferred Stocks	—	—	3,657	3,657
U.S. Treasury Obligations	—	710,369,879	—	710,369,879
Short-Term Investments
Investment Companies	685,405,850	—	—	685,405,850
Total Investments in Securities	$685,405,850	$5,927,266,208	$259,521,903	$6,872,193,961
Appreciation in Other Financial Instruments
Futures Contracts	$10,683,437	$—	$—	$10,683,437

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Futures Contracts	$(60)	$—	$—	$(60)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$10,683,377	$—	$—	$10,683,377

(a)	Value is zero.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2025
Investments in Securities:
Asset-Backed Securities	$120,556,903	$—	$(557,290)	$100,299	$23,706,295	$(4,431,349)	$—	$(6,707,777)	$132,667,081
Collateralized Mortgage Obligations	31,683,260	—	(17,232)	13,946	—	(2,846,517)	—	(6,006,216)	22,827,241
Commercial Mortgage-Backed Securities	54,627,016	—	361,886	282,699	498,392	—	10,228,730	—	65,998,723
Common Stocks	10,044	—	2,345	—	4,564	—	—	—	16,953
Corporate Bonds	18,674	(9,419)	(2,084)	425	12,050,593	(8,400)	—	—	12,049,789
Mortgage-Backed Securities	10,082,813	—	(5,625)	—	15,881,271	—	—	—	25,958,459
Preferred Stocks	3,757	—	(100)	—	—	—	—	—	3,657
Warrants	— (a)	(1)	1	—	—	—	—	—	—
Total	$216,982,467	$(9,420)	$(218,099)	$397,369	$52,141,115	$(7,286,266)	$10,228,730	$(12,713,993)	$259,521,903

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Value is zero.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2025, which were valued using significant unobservable inputs (level 3) amounted to $(276,704).
There were no significant transfers into or out of level 3 for the period ended May 31, 2025.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
Fair Value at May 31, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
$29,608,100	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (11.18%)
		Constant Default Rate	0.00% - 49.00% (0.53%)

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
	Fair Value at May 31, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
			Yield (Discount Rate of Cash Flows)	6.16% - 21.91% (7.49%)

Asset-Backed Securities	29,608,100
	15,797,462	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.48% - 5.72% (5.57%)

Collateralized Mortgage Obligations	15,797,462
	- (b )	Terms of Restructuring	Expected Recovery	0.00% (0.00%)

Corporate Bonds	- (b )
Total	$45,405,562

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2025, the value of these investments was $ 214,116,341. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2025	Shares at May 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.26% (a) (b)	$784,655,919	$597,080,651	$696,330,720	$—	$—	$685,405,850	685,405,850	$6,928,991	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2025.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).